                                                 Rule 497(e)
                                                 File Nos. 33-5819 and 811-5034

                                   SUPPLEMENT
                           Dated November 30, 2001 to
                        Prospectus Dated October 15, 2001

                          SALOMON BROTHERS ALL CAP VALUE FUND
                           SALOMON BROTHERS ASIA GROWTH FUND
                            SALOMON BROTHERS BALANCED FUND
                   SALOMON BROTHERS CALIFORNIA TAX FREE INCOME FUND
                             SALOMON BROTHERS CAPITAL FUND
                         SALOMON BROTHERS CASH MANAGEMENT FUND
                         SALOMON BROTHERS HIGH YIELD BOND FUND
                      SALOMON BROTHERS INTERNATIONAL EQUITY FUND
                         SALOMON BROTHERS INVESTORS VALUE FUND
                      SALOMON BROTHERS LARGE CAP CORE EQUITY FUND
                        SALOMON BROTHERS LARGE CAP GROWTH FUND
                             SALOMON BROTHERS MID CAP FUND
                    SALOMON BROTHERS NATIONAL TAX FREE INCOME FUND
                 SALOMON BROTHERS NEW YORK MUNICIPAL MONEY MARKET FUND
                    SALOMON BROTHERS NEW YORK TAX FREE INCOME FUND
                        SALOMON BROTHERS SMALL CAP GROWTH FUND
                         SALOMON BROTHERS STRATEGIC BOND FUND
                     SALOMON BROTHERS U.S. GOVERNMENT INCOME FUND

PLEASE REFER TO THE FOLLOWING FOR THE INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES FOR THE CALIFORNIA, NATIONAL AND NEW YORK TAX FREE INCOME FUNDS.

                         CALIFORNIA TAX FREE INCOME FUND
            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to generate high levels of current income exempt from federal and California personal income taxes and preserve the value of its shareholders' investment.

The fund invests primarily in investment grade municipal obligations that pay interest that is exempt from federal as well as California personal income tax. Interest on these municipal obligations is also exempt from the federal alternative minimum tax. Under normal market conditions, the fund invests at least 80% of its assets in these municipal obligations. Issuers of these obligations are usually located in California, but the obligations can also be issued by Puerto Rico and other U.S. territories. Municipal obligations are debt securities issued by states, cities, towns and other public entities and qualifying issuers. The fund may invest in municipal obligations through interests, including participation interests, in municipal obligations.

Subject to this 80% policy, the fund may purchase other municipal obligations. The interest on these securities may be subject to California personal income taxes. The fund may also invest in municipal obligations that are exempt from federal personal income taxes but that are subject to the federal alternative minimum tax. The fund may also invest in short-term debt securities that pay interest that is subject to federal and California personal income taxes.

The fund invests a high percentage of its assets in municipal obligations of issuers located in California. As a result, the fund is more exposed to events that adversely affect issuers in California, and the fund has more risk than a fund that invests in municipal obligations of issuers in many states.

California's economy tends to have concentrations in the entertainment, computer services, software design and high technology manufacturing industries. The recent economic downturn has adversely affected these industries. California also has faced a severe energy problem which could recur. Disruptions in energy supply, and costs of addressing the energy problem, could adversely affect California's economy and could cause the fund to lose money. If the fund has difficulty finding high quality California municipal obligations to purchase, the amount of the fund's income that is subject to California taxes could increase.

The fund is a non-diversified mutual fund. This means that the fund may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, including issuers that derive income from similar projects or that are otherwise related. As a result, many securities held by the fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the greater risk inherent in these policies when compared with a more diversified mutual fund.

The fund may use futures contracts, a common form of derivative, in order to protect (or "hedge") against changes in interest rates or to manage the maturity or duration of fixed income securities.

The fund has reserved the right to invest in securities through an underlying mutual fund having similar goals and strategies.

MATURITY: The fund is permitted to invest in bonds with any maturity. However, the fund's dollar-weighted average maturity is normally expected to be in a long-term range (between 10 and 30 years). For strategic purposes, however, the fund may invest so that the average dollar-weighted maturity of the securities held by the fund is under 10 years.

Please refer to the financial highlights table for the fund in the prospectus for financial information about the fund. The information in the table was audited by Deloitte & Touche LLP.

                          NATIONAL TAX FREE INCOME FUND
            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to generate high levels of current income exempt from federal income taxes and preserve the value of its shareholders' investment.

The fund invests primarily in investment grade municipal obligations issued by a variety of states and localities. These obligations may include obligations of Puerto Rico and other U.S. territories. The interest paid on these obligations is free from federal income tax. Under normal market conditions, the fund invests at least 80% of its assets in municipal obligations that pay interest that is exempt from federal personal income taxes including the federal alternative minimum tax. Municipal obligations are debt securities issued by states, cities, towns and other public entities and qualifying issuers. The fund may invest in municipal obligations through interests, including participation interests, in municipal obligations.

The fund may also invest in municipal obligations that are exempt from federal personal income taxes but that are subject to the federal alternative minimum tax. Although the fund also seeks to minimize risk by investing in municipal securities from a number of different states and localities, the fund may, from time to time, invest over 25% of its assets in municipal securities from one state or region. The fund may also invest in short-term debt securities that pay interest that is subject to federal personal income taxes.

The fund is a non-diversified mutual fund. This means that the fund may invest a relatively high percentage of its assets in the obligations of a limited number of issuers. The fund also may invest 25% or more of its assets in securities of issuers who are located in the same state, that derive income from similar projects or that are otherwise related. As a result, many securities held by the fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the greater risk inherent in these policies when compared with a more diversified mutual fund.

The fund may use futures contracts, a common form of derivative, in order to protect (or "hedge") against changes in interest rates or to manage the maturity or duration of fixed income securities.

The fund has reserved the right to invest in securities through an underlying mutual fund having similar goals and strategies.

MATURITY: The fund is permitted to invest in bonds with any maturity. However, the fund's dollar-weighted average maturity is normally expected to be in a long-term range (between 10 and 30 years). For strategic purposes, however, the fund may invest so that the dollar-weighted average maturity of the securities held by the fund is under 10 years.

Please refer to the financial highlights table for the fund in the prospectus for financial information about the fund. The information in the table was audited by Deloitte & Touche LLP.

                          NEW YORK TAX FREE INCOME FUND
            INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to generate high levels of current income exempt from federal, New York State and New York City personal income taxes and preserve the value of its shareholders' investment.

The fund invests primarily in investment grade municipal obligations that pay interest that is exempt from federal as well as New York State and New York City personal income tax. Interest on these municipal obligations is also exempt from the federal alternative minimum tax. Under normal market conditions, the fund invests at least 80% of its assets in these municipal obligations. Issuers of these obligations are usually located in New York, but the obligations can also be issued by Puerto Rico and other U.S. territories. Municipal obligations are debt securities issued by states, cities, towns and other public entities and qualifying issuers. The fund may invest in municipal obligations through interests, including participation interests, in municipal obligations.

Subject to this 80% policy, the fund may purchase other municipal obligations. The interest on these securities may be subject to New York State or New York City personal income taxes. The fund may invest in municipal obligations that are exempt from federal personal income taxes but that are subject to the federal alternative minimum tax. The fund may also invest in short-term debt securities that pay interest that is subject to federal as well as New York State and New York City personal income taxes.

The fund invests a high percentage of its assets in municipal obligations of issuers located in New York. As a result, the fund is more exposed to events that adversely affect issuers in New York, and the fund has more risk than a fund that invests in municipal obligations of issuers in many states.

New York's economy tends to have concentrations in the financial services, investment banking and securities brokerage industries. The recent economic downturn has adversely affected these industries. The downturn in the financial markets, and in the New York economy in particular, may be worsened by the terrorist attacks on New York City on September 11, 2001. It is likely that the revenue base of New York City and New York State will experience some decline, and spending pressure related to the attacks will be substantial. At this time, it is not possible to predict what impact, if any, these events will have on the ability of New York municipal issuers to make prompt payments of principal and interest on New York municipal obligations. The credit quality of certain New York municipal obligations may be downgraded as a result of these events. This could cause the fund to lose money. If the fund has difficulty finding high quality New York municipal obligations to purchase, the amount of the fund's income that is subject to New York taxes could increase.

The fund is a non-diversified mutual fund. This means that the fund may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, including issuers that derive income from similar projects or that are otherwise related. As a result, many securities held by the fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the greater risk inherent in these policies when compared with a more diversified mutual fund.

The fund may use futures contracts, a common form of derivative, in order to protect (or "hedge") against changes in interest rates or to manage the maturity or duration of fixed income securities.

The fund has reserved the right to invest in securities through an underlying mutual fund having similar goals and strategies.

MATURITY: The fund is permitted to invest in bonds with any maturity. However, the fund's dollar-weighted average maturity is normally expected to be in a long-term range (between 10 and 30 years). For strategic purposes, however, the fund may invest so that the dollar-weighted average maturity of the securities held by the fund is under 10 years.

Please refer to the financial highlights table for the fund in the prospectus for financial information about the fund. The information in the table has been audited by Deloitte & Touche LLP.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

The following is added to the "Dividends, Distributions and Taxes" section of the prospectus and relates to the California, National and New York Tax Free Income Funds:

STATE AND LOCAL TAXES
Generally, you will have to pay state or local taxes on fund dividends and other distributions that are taxable to you for federal income tax purposes, although distributions derived from interest on U.S. government obligations may be exempt from certain state and local taxes. Except as noted below, fund dividends that are not taxable to you for federal income tax purposes may still be subject to tax under the income or other tax laws of state or local taxing authorities. You should consult your own tax adviser in this regard.

As long as at the end of each quarter of the California Tax Free Income Fund's fiscal year the fund continues to qualify for the special federal income tax treatment afforded regulated investment companies and at least 50% of the value of the fund's assets consists of California municipal obligations that, if held by an individual, would pay interest exempt from California taxation, shareholders of the fund will be able to exclude from income, for California personal income tax purposes, dividends received from the fund which are derived from income (less related expenses) from such California municipal obligations. These dividends must be designated as such by the fund by written notice to shareholders within 60 days after the close of that fiscal year. The foregoing description is a general, abbreviated summary that relates solely to the California personal income taxation of dividends received by shareholders. Accordingly, potential investors, including, in particular, investors who may be subject to California corporate franchise tax or California corporate income tax, should consult with their own tax advisers.

To the extent that dividends received from the New York Tax Free Income Fund are derived from interest on New York municipal obligations, the dividends will also be excluded from the gross income of individual shareholders who are New York residents for New York State and New York City personal income tax purposes. Dividends from the fund are not excluded in determining New York State or New York City franchise taxes on corporations and financial institutions (with certain limited exceptions provided in the New York City Tax on Bank Corporations).

The following is added to the footnote to the table on page 74 of the prospectus:

Exempt-interest dividends may affect your federal alternative minimum tax calculation, however, and if you are receiving social security or railroad retirement benefits, may increase the tax on your benefits. If you borrow money to purchase or carry shares of one of these funds, your deduction for interest paid on those borrowings will be limited.

                                                                        FD02401

                                                 Rule 497(e)
                                                 File Nos. 33-5819 and 811-5034



PROSPECTUS
AND
APPLICATION
October 15, 2001

SALOMON BROTHERS
ASSET MANAGEMENT

                                    ALL CAP VALUE FUND
                                    ASIA GROWTH FUND
                                    BALANCED FUND
                                    CALIFORNIA TAX FREE
                                    INCOME FUND
                                    CAPITAL FUND
                                    CASH MANAGEMENT FUND
                                    HIGH YIELD BOND FUND
                                    INTERNATIONAL EQUITY FUND
                                    INVESTORS VALUE FUND
SALOMON BROTHERS                    LARGE CAP CORE EQUITY FUND
                                    LARGE CAP GROWTH FUND
                                    MID CAP FUND
                                    NATIONAL TAX FREE
                                    INCOME FUND
                                    NEW YORK MUNICIPAL
                                    MONEY MARKET FUND
                                    NEW YORK TAX FREE
                                    INCOME FUND
                                    SMALL CAP GROWTH FUND
                                    STRATEGIC BOND FUND
                                    U.S. GOVERNMENT
                                    INCOME FUND

The Securities and Exchange Commission has not approved the funds' shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

-------------------------------------------------------------------------------
CONTENTS

            Fund goals, strategies and risks:

                All Cap Value Fund......................................    2
                Asia Growth Fund........................................    4
                Balanced Fund...........................................    6
                California Tax Free Income Fund.........................   10
                Capital Fund............................................   13
                Cash Management Fund....................................   15
                High Yield Bond Fund....................................   17
                International Equity Fund...............................   19
                Investors Value Fund....................................   22
                Large Cap Core Equity Fund..............................   25
                Large Cap Growth Fund...................................   27
                Mid Cap Fund............................................   30
                National Tax Free Income Fund...........................   33
                New York Municipal Money Market Fund....................   36
                New York Tax Free Income Fund...........................   38
                Small Cap Growth Fund...................................   41
                Strategic Bond Fund.....................................   44
                U.S. Government Income Fund.............................   47
            More on the funds' investments..............................   49
            Management..................................................   55
            Choosing a share class to buy...............................   61
            Buying shares and exchanging shares.........................   67
            Redeeming shares............................................   69
            Other things to know about share transactions...............   71
            Dividends, distributions and taxes..........................   73
            Financial highlights........................................   75

--------------------------------------------------------------------------------
                     THINGS YOU SHOULD KNOW BEFORE INVESTING
--------------------------------------------------------------------------------

                                 ABOUT THE FUNDS

Equity Funds                 Fixed Income Funds           Money Market Funds
------------                 ------------------           ------------------
All Cap Value Fund           California Tax Free          Cash Management Fund
Asia Growth Fund             Income Fund                  New York Municipal Money
Balanced Fund                High Yield Bond Fund         Market Fund
Capital Fund                 National Tax Free
International Equity Fund    Income Fund
Investors Value Fund         New York Tax Free
Large Cap Core               Income Fund
  Equity Fund                Strategic Bond Fund
Large Cap Growth Fund        U.S. Government Income Fund
Mid Cap Fund
Small Cap Growth Fund

                             ABOUT MUTUAL FUND RISKS

An investment in any of the funds is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                     Salomon Brothers Investment Series - 1

--------------------------------------------------------------------------------
 ALL CAP VALUE FUND

 INVESTMENT              The primary investment objective of the fund is to seek
 OBJECTIVE               long-term growth of capital. Current income is a secondary objective.
-------------------------------------------------------------------------------------
 PRINCIPAL INVESTMENT The fund invests primarily in common stocks and common stock STRATEGY equivalents, such as preferred stocks and securities convertible into common stocks, of companies the
                         manager believes are undervalued in the marketplace.
                         While the manager selects investments primarily for
                         their capital appreciation potential, secondary
                         consideration is given to a company's dividend record
                         and the potential for an improved dividend return. The
                         fund generally invests in securities of large,
                         well-known companies but may also invest a significant
                         portion of its assets in securities of small to
                         medium-sized companies when the manager believes
                         smaller companies offer more attractive value
                         opportunities.
-------------------------------------------------------------------------------------
 HOW THE The manager employs a two-step stock selection process in MANAGER its search for undervalued stocks of temporarily out of SELECTS THE favor companies. First, the manager uses proprietary models FUND'S and fundamental research to try to identify stocks that are INVESTMENTS underpriced in the market relative to their fundamental
                         value. Next, the manager looks for a positive catalyst
                         in the company's near term outlook which the manager
                         believes will accelerate earnings or improve the value
                         of the company's assets. The manager also emphasizes
                         companies in those sectors of the economy which the
                         manager believes are undervalued relative to other
                         sectors.

                         When evaluating an individual stock, the manager looks
for:

                          Low market valuations measured by the manager's valuation models.

                          Positive changes in earnings prospects because of factors such as:

                            New, improved or unique products and services

                            New or rapidly expanding markets for the company's products

                            New management

                            Changes in the economic, financial, regulatory or political environment particularly affecting the company

                            Effective research, product development and marketing

                            A business strategy not yet recognized by the
                            marketplace.
-------------------------------------------------------------------------------------
 PRINCIPAL               Investors could lose money on their investment in the fund,
 RISKS OF                or the fund may not perform as well as other investments, if
 INVESTING IN            any of the following occurs:
 THE FUND
                          Stock prices decline generally.

                          The manager's judgement about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect.

                          An adverse event, such as negative press reports about a company in which the fund invests, depresses the value of the company's stock.

                          The markets strongly favor growth stocks over stocks with value characteristics.

                          Small or medium capitalization companies fall out of favor with investors.

                         Compared to mutual funds that focus only on large capitalization companies, the fund's share price may be more volatile because the fund also invests a significant portion of its assets in small and medium capitalization companies.

                         Compared to large companies, small and medium capitalization companies are more likely to have:

                          More limited product lines.

                            Fewer capital resources.

                          More limited management depth.

                         Further, securities of small and medium capitalization companies are more likely to:

                          Experience sharper swings in market values.

                          Be harder to sell at times and at prices the manager believes appropriate.

                          Offer greater potential for gains and losses.

                     Salomon Brothers Investment Series - 2

 PERFORMANCE             Because All Cap Value Fund has been in existence for
                         less than one year, the fund does not yet have a
                         sufficient operating history to generate the
                         performance information which other funds show in bar
                         and table form in this location of the prospectus.
-------------------------------------------------------------------------------------

 FEE TABLE

----------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT)                                      CLASS A   CLASS B   CLASS 2   CLASS O    CLASS Y
----------------------------------------------------------------------------------------------------
 Maximum sales charge on purchases                 5.75%*     None     1.00%      None      None
 Maximum deferred sales charge on redemptions       None     5.00%     1.00%      None      None
----------------------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
 A % OF NET ASSETS)
----------------------------------------------------------------------------------------------------
        Management fees                            0.75%     0.75%     0.75%     0.75%     0.75%
----------------------------------------------------------------------------------------------------
        Distribution and service (12b-1) fee       0.25%     1.00%     1.00%      None      None
----------------------------------------------------------------------------------------------------
        Other expenses**                           1.12%     1.12%     1.12%     1.12%     1.12%
----------------------------------------------------------------------------------------------------
        Total annual fund operating expenses**     2.12%     2.87%     2.87%     1.87%     1.87%
----------------------------------------------------------------------------------------------------

 * If you buy Class A Shares in amounts of $50,000 or more the sales charge is lower. You may buy Class A shares in amounts $1,000,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

 **Based on estimated amounts for the fiscal year ending December 31, 2001.

                          FEES AND EXPENSES This table sets forth the fees and expenses you will pay if you invest in shares of the fund.
                          Because the manager has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses for the fiscal year ended December 31, 2001 the actual total operating expenses for each class is expected to be:
                            Class A: 1.50%
                            Class B: 2.25%
                            Class 2: 2.25%
                            Class O: 1.25%
                            Class Y: 1.25%
                          The manager may discontinue this waiver and reimbursement at any time.

 EXAMPLE

----------------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES                          1 YEAR      3 YEARS
 Your costs would be
 Class A                                                        $778       $1,201
----------------------------------------------------------------------------------
 Class B (redemption at end of period)                           790        1,189
----------------------------------------------------------------------------------
 Class B (no redemption)                                         290          889
----------------------------------------------------------------------------------
 Class 2 (redemption at end of period)                           487          980
----------------------------------------------------------------------------------
 Class 2 (no redemption)                                         387          980
----------------------------------------------------------------------------------
 Class O                                                         190          588
----------------------------------------------------------------------------------
 Class Y                                                         190          588
----------------------------------------------------------------------------------

 The example assumes: You invest $10,000 for the period shown You reinvest all distributions and dividends without a sales charge The fund's operating expenses remain the same Your investment has a 5% return each year Redemption of your shares at the end of the period (unless otherwise indicated)

              This example helps you compare the cost of investing in the Fund with other mutual funds. Your actual cost may be higher or lower.

                     Salomon Brothers Investment Series - 3

--------------------------------------------------------------------------------
ASIA GROWTH FUND

 INVESTMENT The fund seeks long-term capital appreciation.
 OBJECTIVE
-------------------------------------------------------------------------------------
 PRINCIPAL INVESTMENT    The fund invests primarily in equity and equity-related
 STRATEGY                securities of 'Asian companies'. The fund considers Asian
                         companies to include companies that are organized under
                         the laws of any country in the Asian region other than
                         Japan, Australia and New Zealand. The fund also
                         considers companies to be 'Asian companies' if Salomon
                         Brothers Assets Management Asia Pacific Limited, the
                         fund's subadviser, determines that they: (i) derive at
                         least 50% of their revenues from goods produced or
                         sold, investments made, or services performed in or
                         with one or more of the Asian countries; (ii) maintain
                         at least 50% of their assets in one or more of the
                         Asian countries; or (iii) have securities which are
                         traded principally on the stock exchange in an Asian
                         country. The fund is not limited in its allocation of
                         assets among Asian countries. Equity and equity related
                         securities include common and preferred stock, bonds
                         convertible into common and preferred stock,
                         equity-linked debt securities, and American, Global or
                         other types of Depositary Receipts.
-------------------------------------------------------------------------------------
HOW THE                  In selecting portfolio securities, the subadviser seeks
SUBADVISER               to identify specific industries and companies which
SELECTS THE              offer the best relative potential for long-term capital
FUND'S                   appreciation across Asian markets. Individual country
INVESTMENTS              weights compared to the benchmark (the Morgan Stanley
                         Capital International All Country Asia Free Ex-Japan Index)
                         are managed tactically using fundamental and quantitative
                         analysis. In seeking to identify individual companies within
                         Asian industries, the subadviser tends to focus on companies that have the greatest growth potential and have strong cash flows. In evaluating specific industries and country
                         weighting, the subadviser considers macro economic factors such as government policies, market liquidity, industry
                         competitiveness and business trends in an effort to identify an optimal allocation of assets among sectors and countries.
                         The subadviser then employs a combination of quantitative and traditional fundamental analysis to identify individual
                         companies within these industries which exhibit strong
                         returns on equity, positive cash flows and favorable price-
                         earnings ratios.

-------------------------------------------------------------------------------------
 PRINCIPAL RISKS         Investors could lose money on their investment in the fund,
 OF INVESTING IN         or the fund may not perform as well as other investments, if
 THE FUND                any of the following occurs:
 Investments in Asian     The Asian securities markets decline.
 companies involve a      Economic, political or social instabilities significantly
 substantial risk of      disrupt the principal financial markets in the Asian Region.
 loss.                    Factors creating volatility in one Asian country or emerging
 The fund is not          market negatively impact securities values or trading in
 diversified, which       countries in the region.
 means that it can        The U.S. dollar appreciates against the Asian currencies.
 invest a higher          One or more governments in the region imposes restrictions
 percentage of its        on currency conversion or trading.
 assets in any one        Asian economies grow at a slower rate than expected or
 issuer than a            experience a downturn or recession.
 diversified fund.        In changing markets the fund may not be able to sell
 Also, the fund may       securities in desired amounts or at prices it considers
 invest more than 25%     reasonable.
 of its assets in any     The manager's judgment about the attractiveness, relative
 Asian country. Being     value or potential appreciation of a particular sector or
 non-diversified and      stock proves to be incorrect.
 not having a limit in    The fund may experience higher than average turnover of
 its allocation of        portfolio securities.
 assets among Asian
 countries may magnify
 the fund's losses from
 events affecting a
 particular issuer or
 country.

                     Salomon Brothers Investment Series - 4

 PERFORMANCE
 The bar chart indicates the risks of
 investing in the fund by showing
 changes in the fund's performance
 from year to year. Past performance
 does not necessarily indicate how
 the fund will perform in the future.
 QUARTERLY RETURNS: Highest:
 47.67% in 4th quarter 1999;
 Lowest:  -28.96% in 2nd quarter
 1998.

                [CHART]

            % Total Return
    Calendar years ended December 31
  97         98         99           00
  --         --         --           --
-25.55    -13.10      94.92        -33.07

                                     TOTAL RETURN

                                     The bar chart shows the performance of the fund's Class A shares for each of the calendar years indicated. Class B, 2 and O shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

-------------------------------------------------------------------------------
 PERFORMANCE TABLE
 THIS TABLE ASSUMES IMPOSITION OF MAXIMUM SALES CHARGE APPLICABLE TO THE CLASS, REDEMPTION OF SHARES AT THE END OF THE PERIOD, AND THE REINVESTMENT OF DISTRIBUTIONS AND DIVIDENDS.

 AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEARS ENDED DECEMBER 31, 2000)

        Class           Inception Date         1 Year                 Since Inception
 Class A                    5/6/96            -36.90%                    -3.76%

 Class B                    5/6/96            -36.92%                    -3.66%

 Class 2'D'                 5/6/96            -34.95%                    -3.44%

 Class O                    5/6/96            -32.92%                    -2.30%

 MSCI Index                 5/6/96            -35.22%                   -11.12%

COMPARATIVE
PERFORMANCE
The table indicates the risk of investing in the fund by comparing the average annual total return of each class for the periods shown to that of the Morgan Stanley Capital International All Country Asia Free Ex-Japan Index ('MSCI Index'), a broad-based unmanaged index of Asian stocks.

'D'formerly Class C

--------------------------------------------------------------------------------

 FEE TABLE

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT                                        CLASS A   CLASS B   CLASS 2   CLASS O

 Maximum sales charge on purchases                  5.75%*     None     1.00%       None
 Maximum deferred sales charge on redemptions        None     5.00%     1.00%       None

 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
 A % OF NET ASSETS)

   Management fees                                  0.80%     0.80%     0.80%      0.80%

   Distribution and service (12b-1) fee             0.25%     1.00%     1.00%       None

   Other expenses                                   1.67%     1.67%     1.68%      1.68%

   Total annual fund operating expenses             2.72%     3.47%     3.48%      2.48%

 *If you buy Class A Shares in amounts of $50,000 or more the sales charge is lower. You may buy Class A shares in amounts $1,000,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

 FEES AND EXPENSES This table sets forth the fees and expenses you will pay if you invest in shares of the fund. Because the manager voluntarily agreed to waive its management fee and reimbursed certain expenses for the fiscal year ended December 31, 2000, the actual total operating expenses for each class were: Class A: 1.24% Class B: 1.99% Class 2: 1.99% Class O: 0.99% The manager may discontinue this waiver and reimbursement at any time.

-------------------------------------------------------------------------------

 EXAMPLE

 NUMBER OF YEARS YOU OWN YOUR SHARES               1 YEAR    3 YEARS   5 YEARS   10 YEARS
 Your costs would be

 Class A                                            $834     $1,371    $1,932      $3,451

 Class B (redemption at end of period)               850      1,365     2,003       2,510

 Class B (no redemption)                             350      1,065     1,803       3,510

 Class 2 (redemption at end of period)               547      1,157     1,889       3,819

 Class 2 (no redemption)                             447      1,157     1,889       3,819

 Class O                                             251        773     1,321       2,816

 The example assumes: You invest $10,000 for the period shown
                      You reinvest all distributions and dividends without a sales charge
                      The fund's operating expenses remain the same Your investment has a 5% return each year Redemption of your shares at the end of the period

This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower.

                     Salomon Brothers Investment Series - 5

--------------------------------------------------------------------------------
 BALANCED FUND
 INVESTMENT              The fund seeks to obtain above average income (compared to a
 OBJECTIVE               portfolio invested in equity securities). The fund's
                         secondary objective is to take advantage of opportunities
                         for growth of capital and income.
-------------------------------------------------------------------------------------
 PRINCIPAL               The fund invests in a broad range of equity and fixed income
 INVESTMENT              securities of both U.S. and foreign issuers. The fund varies
 STRATEGY                its allocations between equity and fixed income securities depending on the manager's view of economic and market
                         conditions, fiscal and monetary policy and security
                         values. However, under normal market conditions at
                         least 40% of the fund's assets are allocated to equity
                         securities.

                         CREDIT QUALITY: The fund's investments in fixed-income securities are primarily investment grade but the fund may invest up to 20% of its assets in nonconvertible fixed income securities rated below investment grade by a recognized rating agency or in unrated securities of equivalent quality. Securities rated below investment grade are commonly referred to as 'junk bonds.'

                         MATURITY: The fund's investments in fixed-income securities may be of any maturity.
-------------------------------------------------------------------------------------
HOW THE                  In selecting stocks for investment, the manager applies
MANAGER                  a bottom-up analysis, focusing on companies with: Large
SELECTS THE              market capitalizations. Favorable dividend yields and
FUND'S                   price to earnings ratios. Stocks that are less volatile
INVESTMENTS              than the market as a whole Strong balance sheets. A
                         catalyst for appreciation and restructuring potential,
                         product innovation or new development.

                         The manager considers both macroeconomic and issuer specific factors in selecting debt securities for its portfolio. In assessing the appropriate maturity, rating and sector weighting of the fund's portfolio, the manager considers a variety of macroeconomic factors that are expected to influence economic activity and interest rates. These factors include fundamental economic indicators, Federal Reserve monetary policy and the relative value of the U.S.
                         dollar compared to other currencies. Once the manager determines the preferable portfolio characteristic, the manager selects individual securities based upon the terms of the securities (such as yields compared to U.S. Treasuries or comparable issuers), liquidity and rating, sector and issuer diversification. The manager also employs fundamental research and due diligence to assess an issuer's:

                          Credit quality taking into account financial condition and profitability.

                          Future capital needs.

                          Potential for change in rating and industry outlook.

                          The competitive environment and management ability.

                     Salomon Brothers Investment Series - 6

PRINCIPAL                While investing in a mix of equity and debt securities
RISKS OF                 can bring added benefits, it may also involve
INVESTING IN             additional risks. Investors could lose money in the
THE FUND                 fund or the fund's performance could fall below other
                         possible investments if any of the following occurs:

                          U.S. stock markets decline.

                          An adverse event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests.

                          Large capitalization stocks fall out of favor with investors.

                          The manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular sector or stock proves to be incorrect.

                         The fund also has risks associated with investing in bonds. The fund could underperform other investments if:

                          Interest rates go up, causing the prices of fixed-income securities to decline and reducing the value of the fund's investments.

                          The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest or has its credit rating downgraded.

                          During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

                          During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments.
                          This may lock in a below market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.

                     Salomon Brothers Investment Series - 7

 PERFORMANCE

 The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year.
 Past performance does not
 necessarily indicate how the fund
 will perform in the future.
 QUARTERLY RETURNS: Highest:
 7.98% in 2nd quarter 1999;
 Lowest:  -7.23% in 3rd quarter
 1999.

                  [CHART]

              % Total Return
     Calendar years ended December 31
  96        97        98        99        00
  --        --        --        --        --
 18.33     19.05     6.36      3.21      7.93

            TOTAL RETURN The bar chart shows the performance of the fund's Class A shares for each of the calendar years indicated. Class B, 2 and O shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

--------------------------------------------------------------------------------
 PERFORMANCE TABLE


 THIS TABLE ASSUMES IMPOSITION OF MAXIMUM SALES CHARGE APPLICABLE TO THE CLASS, REDEMPTION OF SHARES AT THE END OF THE PERIOD AND THE REINVESTMENT OF DISTRIBUTIONS AND DIVIDENDS.

---------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEARS ENDED DECEMBER 31, 2000)
     Class          Inception Date      1 Year       5 Years      Since Inception
---------------------------------------------------------------------------------
 Class A               9/11/95            1.72%       9.49%            10.25%
---------------------------------------------------------------------------------
 Class B               9/11/95            2.10%       9.65%            10.51%
---------------------------------------------------------------------------------
 Class 2'D'            9/11/95            5.09%       9.71%            10.45%
---------------------------------------------------------------------------------
 Class O               9/11/95            8.11%      11.10%            11.83%
---------------------------------------------------------------------------------
 S&P 500 Index         9/11/95           -9.11%      18.33%            19.25%
---------------------------------------------------------------------------------
 SSB Big Index         9/11/95           11.59%       6.45%             7.03%
---------------------------------------------------------------------------------


            COMPARATIVE
            PERFORMANCE

            The table indicates the risk of investing in the fund by comparing the average annual total return of each class for the periods shown to that of the Standard & Poor's 500 Stock Index ('S&P 500 Index'), a broad-based unmanaged index of widely held common stocks and the Salomon Smith Barney Broad Investment Grade Bond Index ('SSB Big Index'), a broad-based unmanaged index of corporate bonds. 'D'formerly Class C

-------------------------------------------------------------------------------

 FEE TABLE

-----------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT                                        CLASS A   CLASS B   CLASS 2    CLASS O
 *Maximum sales charge on purchases                 5.75%*     None     1.00%       None
-----------------------------------------------------------------------------------------
  Maximum deferred sales charge on redemptions       None     5.00%     1.00%       None
-----------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
 A % OF NET ASSETS)
-----------------------------------------------------------------------------------------
   Management fees                                  0.55%     0.55%     0.55%      0.55%
-----------------------------------------------------------------------------------------
   Distribution and service (12b-1) fee             0.25%     1.00%     1.00%       None
-----------------------------------------------------------------------------------------
   Other expenses                                   0.38%     0.38%     0.39%      0.38%
-----------------------------------------------------------------------------------------
   Total annual fund operating expenses             1.18%     1.93%     1.94%      0.93%
-----------------------------------------------------------------------------------------

 * If you buy Class A Shares in amounts of $50,000 or more the sales charge is lower. You may buy Class A Shares in amounts of $1,000,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

            FEES AND EXPENSES This table sets forth the fees and expenses you will pay if you invest in shares of the fund. Because the manager voluntarily agreed to waive a portion of its management fee for the fiscal year ended December 31, 2000, the actual total operating expenses for each class were:
             Class  A: 0.95%
             Class  B: 1.70%
             Class  2: 1.70%
             Class  O: 0.70%
            The manager may discontinue this waiver at any time.

                     Salomon Brothers Investment Series - 8

 EXAMPLE

-----------------------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES               1 YEAR    3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------
 Your costs would be                                $688      $928     $1,187      $1,924
 Class A
-----------------------------------------------------------------------------------------
 Class B (redemption at end of period)               696       906      1,242       1,972
-----------------------------------------------------------------------------------------
 Class B (no redemption)                             196       606      1,042       1,972
-----------------------------------------------------------------------------------------
 Class 2 (redemption at end of period)               395       703      1,137       2,342
-----------------------------------------------------------------------------------------
 Class 2 (no redemption)                             295       703      1,137       2,342
-----------------------------------------------------------------------------------------
 Class O                                              95       296        515       1,143
-----------------------------------------------------------------------------------------

 The example assumes: You invest $10,000 for the period shown You reinvest all distributions and dividends without a sales charge The fund's operating expenses remain the same Your investment has a 5% return each year Redemption of your shares at the end of the period

            This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower.

                    Salomon Brothers Investment Series - 9

--------------------------------------------------------------------------------
 CALIFORNIA TAX FREE INCOME FUND

 INVESTMENT              The fund seeks to generate high levels of current income
 OBJECTIVE               exempt from federal objective and California State personal income taxes and preserve the value of its shareholders'
                         investment.

-------------------------------------------------------------------------------------

 PRINCIPAL INVESTMENT    The fund invests primarily in investment grade 'California
 STRATEGY                municipal securities,' which are debt obligations issued by the State of California and its political subdivisions,
                         agencies and public authorities (or certain other
                         governmental issuers such as Puerto Rico, the Virgin
                         Islands and Guam). The interest on these bonds is
                         exempt from regular federal income tax and California
                         State personal income taxes. As a result, the interest
                         rate on these obligations normally is lower than it
                         would be if the obligations were subject to taxation.

                         MATURITY: The fund may invest in bonds with any maturity. However, the fund's dollar-weighted average maturity is normally expected to be in a long-term range (between 10 and 30 years). For strategic purposes, however, the fund may invest so that the average dollar-weighted maturity of the securities held by the fund is under 10 years.

-------------------------------------------------------------------------------------
HOW THE                  The fund is managed by employing a combination of
MANAGER                  qualitative and quantitative analysis. The manager
SELECTS THE              decides which securities to purchase by first
FUND'S                   developing an interest rate forecast and analysis of
INVESTMENTS              general economic conditions for the United States as a
                         whole, with a particular focus on California. Given
                         this information, the manager develops expectations for
                         the performance of short-, intermediate- and long-term
                         bonds although they generally make only modest
                         adjustments to reflect their interest rate
                         expectations. The manager seeks to add value by
                         investing in a range of municipal bonds, representing
                         different market sectors, structures and maturities.
                         The manager uses this same approach when deciding which
                         securities to sell. Securities are sold when the fund
                         needs cash to meet redemptions, or when the manager
                         believes that better opportunities exist or that the
                         security no longer fits within the manager's overall
                         strategies for achieving the fund's investment
                         objective.

-------------------------------------------------------------------------------------

 PRINCIPAL               Investors could lose money on their investment in the fund,
 RISKS OF                or the fund may not perform as well as other investments, if
 INVESTING IN            any of the following occurs:
 THE FUND                 The fiscal condition of California State weakens. California
 The fund is not          State has experienced significant fiscal problems in the
 diversified, which       past.
 means that it can        Interest rates rise, causing the value of the fund's
 invest a higher          portfolio to decline.
 percentage of its        An issuer or guarantor of the fund's securities defaults,
 assets in any one        has credit rating downgraded or is unable to make timely
 issuers than a           payments because of general economic downturns or increased
 diversified fund.        governmental costs.
                          New federal or state legislation adversely affects the
                          tax-exempt status of securities held by the fund or
                          the financial ability of the municipalities to repay
                          these obligations.
                          The manager's judgment about the attractiveness, value
                          or income potential of a particular security proves to
                          be incorrect.

                         It is possible that some of the fund's income distributions may be, and distributions of the fund's realized capital gains will be, subject to federal taxation. The fund may realize taxable gains on the sale of its securities or other transactions, and some of the fund's income distribution may be subject to the federal alternative minimum tax. In addition, some of the fund's income distribution and all of the fund's realized capital gains generally will be subject to state and local taxation.

                     Salomon Brothers Investment Series - 10

 PERFORMANCE             In both the chart and the performance table below, the
                         returns shown are for periods before the creation of Class
                         B, 2 and O shares on July 12, 2001. All outstanding fund
                         shares were designated Class A shares on that date. Prior to that date, fund shares were sold without a sales charge. The returns in the table, but not the chart, have been adjusted to reflect the maximum front-end sales charge currently
                         applicable to the Class A and Class 2 shares, and the
                         maximum deferred sales charge currently applicable to
                         Class B and Class 2 shares.
                         Class B, Class 2, and Class O shares are newly offered.
                         Class B and Class 2 share performance for the period
                         before those classes were offered would have been lower
                         than that shown for Class A shares because of higher
                         fund expenses and the effects of the deferred sales
                         charge. Class O share performance for the period before
                         that class was offered would have been higher than that
                         shown for Class A shares because Class O shares
                         generally have lower fund expenses and are sold without
                         a sales charge. The fund's performance reflects certain
                         fee waivers or reimbursements. If these are reduced or
                         eliminated, the fund's performance may go down.

 The bar chart indicates the risks of       [CHART]                                 TOTAL RETURN
 investing in the fund by showing                                                   The bar chart shows the
 changes in the fund's performance                                                  performance of the
 from year to year. Past performance                                                fund's Class A shares
 does not necessarily indicate how                                                  for each of the
 the fund will perform in the future.                                               calendar years
 QUARTERLY RETURNS: Highest:                                                        indicated. Class B, 2
 4.96% in 4th quarter 2000;                                                         and O shares would have
 Lowest:  - 2.97% in 2nd quarter                                                    different performance
 1999.                                                                              because of their
 YEAR TO DATE PERFORMANCE AS OF                                                     different expenses. The
 9/30/01: 4.12%.                                                                    performance information

                                                                                    in
                                                                                    the
                                                                                    chart
                                                                                    does
                                                                                    not
                                                                                    reflect
                                                                                    sales
                                                                                    charges,
                                                                                    which
                                                                                    would
                                                                                    reduce
                                                                                    your
                                                                                    return.

        % Total Return
Calendar years ended December 31
      1999           2000
      ----           ----
     -2.54          14.33

----------------------------------------------------------------------------
 PERFORMANCE TABLE
 THIS TABLE ASSUMES IMPOSITION OF THE MAXIMUM SALES CHARGE APPLICABLE TO THE CLASS, REDEMPTION OF SHARES AT THE END OF THE PERIOD AND THE REINVESTMENT OF DISTRIBUTIONS AND DIVIDENDS.

---------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEARS ENDED
DECEMBER 31, 2000)
  CLASS                    1 YEAR  SINCE INCEPTION*



---------------------------------------------------
 Class A                    8.89%       3.36%
 Class B                    9.33%       3.96%

---------------------------------------------------
 Class 2                   12.18%       4.84%
 Class O                   14.33%       5.71%

---------------------------------------------------
 Lehman California
 4 Years Plus Index        13.47%        N/A

 * The inception date is November 2, 1998
                                                     COMPARATIVE PERFORMANCE The
                                                     table indicates the risk of
                                                     investing in the fund by
                                                     comparing the average
                                                     annual total return of each
                                                     class for the periods shown
                                                     to that of the Lehman
                                                     Cali-fornia 4 Years Plus
                                                     Index, a broad based
                                                     unmanaged index of
                                                     California municipal bonds
                                                     with a maturity of greater
                                                     than four years.

----------------------------------------------------------------------------



                     Salomon Brothers Investment Series - 11

 FEE TABLE

-----------------------------------------------------------------------------------------
 SHAREHOLDER FEES PAID DIRECTLY FROM YOUR
 INVESTMENT                                        CLASS A   CLASS B   CLASS 2   CLASS O
 Maximum sales charge on purchases                 4.75%*      None     1.00%       None
 Maximum deferred sales charge on redemptions        None     5.00%     1.00%       None
-----------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
 A % OF NET ASSETS)
   Management fees                                  0.50%     0.50%     0.50%      0.50%
-----------------------------------------------------------------------------------------
   Distribution and service (12b-1) fee             0.25%     1.00%     0.75%       None
-----------------------------------------------------------------------------------------
   Other expenses**                                 0.66%     0.66%     0.66%      0.66%
-----------------------------------------------------------------------------------------
   Total annual fund operating expenses             1.41%     2.16%     1.91%      1.16%

  * If you buy Class A shares in amounts of $50,000 or more, the sales charge is lower. You may buy Class A Shares in amounts $1 million or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.
 ** Because Class B, Class 2 and Class O shares are newly offered, 'Other expenses' have been estimated based on expenses incurred by Class A shares.
--------------------------------------------------------------------------------

                                          FEES AND EXPENSES This table sets
                                          forth the fees and expenses you will
                                          pay if you invest in shares of the
                                          fund. Because the manager voluntarily
                                          agreed to waive its management fee and
                                          reimbursed certain expenses for the
                                          fiscal year ended December 31, 2000,
                                          the actual total operating expenses,
                                          based on current fees and expenses,
                                          for each class were (in the case of
                                          Class A shares) or would have been (in
                                          the case of Class B, 2, and O shares):
                                            Class  A: 0.80%
                                            Class  B: 1.55%
                                            Class  2: 1.30%
                                            Class O: 0.55%
                                          The manager may discontinue this
                                          waiver and reimbursement at any time.

 EXAMPLE

------------------------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES               1 YEAR    3 YEARS   5 YEARS   10 YEARS
 Your costs would be
 Class A                                            $612       $900    $1,209      $2,086
------------------------------------------------------------------------------------------
 Class B (redemption at end of period)               719        976     1,259       1,937
------------------------------------------------------------------------------------------
 Class B (no redemption)                             219        676     1,159       1,937
------------------------------------------------------------------------------------------
 Class 2 (redemption at end of period)               392        694     1,121       2,310
------------------------------------------------------------------------------------------
 Class 2 (no redemption)                             292        694     1,121       2,310
------------------------------------------------------------------------------------------
 Class O                                             116        368       638       1,409
------------------------------------------------------------------------------------------

 The example assumes: You invest $10,000 for the period shown You reinvest all distributions and dividends without a sales charge The fund's operating expenses remain the same Your investment has a 5% return each year Redemption of your shares at the end of the period (unless otherwise indicated)

                                                  This example helps you compare
                                                  the cost of investing in the
                                                  fund with other mutual funds.
                                                  Your actual cost may be higher
                                                  or lower.

                     Salomon Brothers Investment Series - 12

--------------------------------------------------------------------------------
 CAPITAL FUND

 INVESTMENT              The fund seeks capital appreciation through investment in
 OBJECTIVE               securities which the manager believes have above-average
                         capital appreciation potential.
-------------------------------------------------------------------------------------
 PRINCIPAL INVESTMENT    The fund invests primarily in equity securities of U.S.
 STRATEGY                companies. These companies may range in size from
                         established large capitalization companies (over $5
                         billion in market capitalization) to small
                         capitalization companies (less than $1 billion in
                         market capitalization) at the beginning of their life
                         cycles.
-------------------------------------------------------------------------------------
HOW THE                  The manager emphasizes individual security selection
MANAGER                  while diversifying the fund's investments across
SELECTS THE              industries, which may help to reduce risk. The manager
FUND'S                   seeks to identify those companies which offer the
INVESTMENTS              greatest potential for capital appreciation through
                         careful fundamental analysis of each company and its
                         financial characteristics. The manager evaluates
                         companies of all sizes.

                         In selecting individual companies for investment, the manager looks for the following:

                          Share prices which appear to undervalue the company's assets or do not adequately reflect factors such as favorable industry trends, lack of investor recognition or the short-term nature of earnings declines.

                          Special situations such as existing or possible changes in management, corporate policies, capitalization or regulatory environment which may boost earnings or the market price of the company's shares.

                          Growth potential due to technological advances, new
                          products or services, new methods of marketing or
                          production, changes in demand or other significant new
                          developments which may enhance future earnings.
-------------------------------------------------------------------------------------
 PRINCIPAL RISKS         Equity investments may involve added risks. Investors could
 OF INVESTING IN         lose money on their investment in the fund, or the fund may
 THE FUND                not perform as well as other investments, if any of the
                         following occurs:

                          The U.S. stock market declines.

                          An adverse event, such as negative press reports about a company in the fund's portfolio, depresses the value of the company's stock.

 Investing in small       The manager's judgment about the attractiveness, relative
 capitalization           value or potential appreciation of a particular sector or
 companies involves a     stock proves to be incorrect.
 substantial risk of
 loss.                    Greater volatility of share price because of the
                          fund's ability to invest in small cap companies.
                          Investing in small capitalization companies involves a
                          substantial risk of loss. Compared to large cap
                          companies, small cap companies and the market for
                          their equity securities are more likely to:

                            Be more sensitive to changes in earnings results and investor expectations.

                            Have more limited product lines, capital resources and management depth.

                            Experience sharper swings in market values.

                            Be harder to sell at the times and prices the manager believes appropriate.

                           Offer greater potential for gain and loss.

                         The fund is not diversified as defined by the Investment Company Act of 1940, which means that it is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the fund's losses from events affecting a particular issuer. However, the manager seeks to diversify the fund's investments across industries, which may help reduce this risk.

                     Salomon Brothers Investment Series - 13

 PERFORMANCE
 The bar chart indicates the risks of
 investing in the fund by showing
 changes in the fund's performance
 from year to year. Past performance
 does not necessarily indicate how
 the fund will perform in the future.
 QUARTERLY RETURNS: Highest:
 22.50% in 4th quarter 1998;
 Lowest:  - 12.41% in 3rd
 quarter 1998.

                                     [CHART]

                                 % Total Return
                        Calendar years ended December 31
  91        92        93        94        95        96        97        98        99        00
  --        --        --        --        --        --        --        --        --        --
 33.4      4.71      17.7     -14.16     34.88    33.34      26.76     23.83     23.44     19.20



                                   TOTAL RETURN The bar chart shows the
                                   performance of the fund's Class O shares for each of the past 10 calendar years. Class A, B and 2 shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

--------------------------------------------------------------------------------
 PERFORMANCE TABLE

 THIS TABLE ASSUMES IMPOSITION OF MAXIMUM SALES CHARGE APPLICABLE TO THE CLASS, REDEMPTION OF SHARES AT THE END OF THE PERIOD AND THE REINVESTMENT OF DISTRIBUTIONS AND DIVIDENDS.
 -------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEARS ENDED DECEMBER 31, 2000)
                        Inception                                                 Since
        Class              Date         1 Year       5 Years       10 Years     Inception
-------------------------------------------------------------------------------------------
 Class A                 11/1/96        12.10%         n/a           n/a          22.45%
-------------------------------------------------------------------------------------------
 Class B                 11/1/96        13.06%         n/a           n/a          23.04%
-------------------------------------------------------------------------------------------
 Class 2'D'              11/1/96        15.87%         n/a           n/a          22.98%
-------------------------------------------------------------------------------------------
 Class O                   n/a          19.20%        25.23%        19.30%         n/a
-------------------------------------------------------------------------------------------
 Russell 3000 Index        n/a         - 7.46%        17.40%        17.38%        17.22%
-------------------------------------------------------------------------------------------

                             COMPARATIVE PERFORMANCE The table indicates the risk of investing in the fund by comparing the average annual total return of each class for the periods shown to that of the Russell 3000 Index, a broad-based unmanaged capitalization weighted index of large capitalized companies.

                               'D'formerly Class C
------------------------------------------------------------------------------
 FEE TABLE

----------------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT                                 CLASS A   CLASS B   CLASS 2   CLASS O      CLASS Y
----------------------------------------------------------------------------------------------
 Maximum sales charge on purchases           5.75%*     None     1.00%     None         None
----------------------------------------------------------------------------------------------
 Maximum deferred sales charge on             None     5.00%     1.00%     None         None
 redemptions
----------------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS  A % OF NET ASSETS)
----------------------------------------------------------------------------------------------
   Management fees                           0.70%     0.70%     0.70%      0.70%        0.70%
----------------------------------------------------------------------------------------------
   Distribution and service (12b-1) fee      0.25%     1.00%     1.00%       None         None
----------------------------------------------------------------------------------------------
   Other expenses                            0.21%     0.21%     0.21%      0.20%      0.20%**
----------------------------------------------------------------------------------------------
   Total annual fund operating expenses      1.16%     1.91%     1.91%      0.90%      0.90%**
----------------------------------------------------------------------------------------------

  * If you buy Class A shares in amounts of $50,000 or more the sales charge is lower. You may buy Class A shares in amounts $1,000,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

 ** Based on estimated amounts for the fiscal year ending December 31, 2001.

                       FEES AND EXPENSES

                       This table sets forth the fees and expenses you will pay if you invest in shares of the fund.

 EXAMPLE

-------------------------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
 Your costs would be
 Class A                                              $686     $922     $1,177      $1,903
-------------------------------------------------------------------------------------------
 Class B (redemption at end of period)                 694      900      1,232       1,950
-------------------------------------------------------------------------------------------
 Class B (no redemption)                               194      600      1,032       1,950
-------------------------------------------------------------------------------------------
 Class 2 (redemption at end of period)                 392      694      1,121       2,310
-------------------------------------------------------------------------------------------
 Class 2 (no redemption)                               292      694      1,121       2,310
-------------------------------------------------------------------------------------------
 Class O                                                92      287        498       1,108
-------------------------------------------------------------------------------------------
 Class Y                                                92      287        498       1,108
-------------------------------------------------------------------------------------------

 The example assumes: You invest $10,000 for the period shown You reinvest all distributions and dividends without a sales charge The fund's operating expenses remain the same Your investment has a 5% return each year Redemption of your shares at the end of the period

                 This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower.

                     Salomon Brothers Investment Series - 14

--------------------------------------------------------------------------------

 CASH MANAGEMENT FUND

 INVESTMENT              The fund seeks as high a level of current income as is
 OBJECTIVE               consistent with liquidity and stability of principal.

-------------------------------------------------------------------------------------

 PRINCIPAL               The fund invests in high quality, U.S. dollar denominated
 INVESTMENT              short-term debt securities. The fund may invest in all types
 STRATEGY                of money market instruments including U.S. government
                         securities, short-term debt securities, commercial
                         paper, variable rate demand notes, certificates of
                         deposit, bankers' acceptances, mortgage-backed and
                         asset-backed securities, repurchase agreements and
                         fixed time deposits. While the fund invests primarily
                         in securities of U.S. issuers, the fund may also invest
                         in U.S. dollar denominated obligations of foreign
                         governmental and corporate issuers. The debt
                         instruments in which the fund invests may have fixed or
                         variable rates of interest. The fund normally maintains
                         at least 25% of its assets in bank obligations.

                         MINIMUM CREDIT QUALITY: The fund invests primarily in
                         securities rated in the highest short term rating category, or if unrated, of equivalent quality.

                         MAXIMUM MATURITY: The fund invests in securities having, or are deemed to have, remaining maturities of 397 days or less. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

-------------------------------------------------------------------------------------

 HOW THE                 In selecting investments for the funds, the manager looks
 MANAGER                 for: Eligible issuers with the most desirable credit quality.
 SELECTS THE             The best relative values based on an analysis of yield,
 FUND'S                  price, interest rate sensitivity and credit quality.
 INVESTMENTS             Maturities consistent with the manager's outlook for interest rates.

-------------------------------------------------------------------------------------

 PRINCIPAL RISKS
 OF INVESTING IN
 THE FUND
 There is no
 assurance that
 the Cash
 Management
 Fund will be able
 to maintain a
 stable net asset
 value of $1.00
 per share.

                         Although the fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the fund, or the fund could underperform other short term debt instruments or money market funds if any of the following occurs:

                            Interest rates rise sharply.
                            An issuer or guarantor of the fund's securities defaults, or has its credit rating downgraded. The manager's judgment about the relative value or credit quality of a particular security proves to be incorrect. The value of the fund's foreign securities go down because of unfavorable government actions or political instability. Over time, a money market fund is likely to underperform other fixed income or equity investment options.

                     Salomon Brothers Investment Series - 15

 PERFORMANCE
 The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year.
 Past performance does not
 necessarily indicate how the fund
 will perform in the future.
 QUARTERLY RETURNS: Highest:
 1.62% in 1st quarter 1991;
 Lowest: 0.66% in 4th quarter 1993.

                                                       TOTAL RETURN The bar
                                                       chart shows the
                                                       performance of the fund's
                                                       Class O shares for each
                                                       of the calendar years
                                                       indicated. Class A, B and
                                                       2 shares may have
                                                       different performance
                                                       because of their
                                                       different expenses.

                      % Total Return
              Calendar years ended December 31

  91     92     93     94     95     96    97     98     99   00
 5.66   3.37   2.73   3.89   5.60   5.07  5.21   5.20   4.78  6.00


-----------------------------------------------------------------------------

 PERFORMANCE TABLE


 THIS TABLE ASSUMES REDEMPTION OF SHARES AT THE END OF THE PERIOD AND THE REINVESTMENT OF DISTRIBUTIONS AND DIVIDENDS.
-----------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEARS ENDED DECEMBER 31, 2000)
        Class              Inception Date      1 Year      5 Years      10 Years          Since Inception
---------------------------------------------------------------------------------------------------------
 Class A                       1/3/95          6.00%        5.24%         n/a                5.20%
---------------------------------------------------------------------------------------------------------
 Class B                       1/3/95          6.00%        5.25%         n/a                5.19%
---------------------------------------------------------------------------------------------------------
 Class 2'D'                    1/3/95          6.00%        5.24%         n/a                5.18%
---------------------------------------------------------------------------------------------------------
 Class O                      10/2/90          6.00%        5.24%        4.74%                n/a

 The fund's 7-day effective yield as of December 31, 2000 was 6.06%.
---------------------------------------------------------------------------------------------------------

                                                       COMPARATIVE
                                                       PERFORMANCE
                                                       The table indicates the
                                                       average annual total
                                                       return of each class
                                                       for the periods shown.
                                                       'D'formerly Class C


 FEE TABLE

---------------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT                                        CLASS A   CLASS B   CLASS 2   CLASS O
 Maximum sales charge on purchases                   None      None      None        None
 Maximum deferred sales charge on redemptions        None      None      None        None

---------------------------------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
 A % OF NET ASSETS)
---------------------------------------------------------------------------------------------------------
   Management fees                                  0.20%     0.20%     0.20%       0.20%

---------------------------------------------------------------------------------------------------------
   Distribution and service (12b-1) fee              None      None      None        None
---------------------------------------------------------------------------------------------------------
   Other expenses                                   0.51%     0.51%     0.52%       0.51%

---------------------------------------------------------------------------------------------------------
   Total annual fund operating expenses             0.71%     0.71%     0.72%       0.71%
---------------------------------------------------------------------------------------------------------

                                                        FEES AND EXPENSES This
                                                        table sets forth the
                                                        fees and expenses you
                                                        will pay if you invest
                                                        in shares of the fund.

 EXAMPLE

---------------------------------------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
 Your costs would be
 Class A                                              $56      $176      $307        $689
---------------------------------------------------------------------------------------------------------
 Class B                                               56       176       307         689
---------------------------------------------------------------------------------------------------------
 Class 2                                               56       176       307         689
---------------------------------------------------------------------------------------------------------
 Class O                                               56       176       307         689
---------------------------------------------------------------------------------------------------------

 The example assumes:  You invest $10,000 for the period shown
                       You reinvest all distributions and dividends without a sales charge The fund's operating expenses remain the same Your investment has a 5% return each year Redemption of your shares at the end of the period

                                                       This example helps you
                                                       compare the cost of
                                                       investing in the fund
                                                       with other mutual funds.
                                                       Your actual cost may be
                                                       higher or lower.

                     Salomon Brothers Investment Series - 16

--------------------------------------------------------------------------------------

 HIGH YIELD BOND FUND

 INVESTMENT              The fund seeks to maximize current income. As a
 OBJECTIVE               secondary objective, the fund seeks capital
                         appreciation.
-------------------------------------------------------------------------------------
 PRINCIPAL               The fund invests primarily in high yield fixed income
 INVESTMENT              securities issued by U.S. and foreign corporations and
 STRATEGY                foreign governments and their agencies and
                         instrumentalities. The fund will limit its investments in
                         emerging market governmental issuers to 35% of its assets.

                         CREDIT QUALITY: The fund invests primarily in fixed income securities rated below investment grade by a recognized rating agency or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as 'junk bonds.'

                         MATURITY: The fund normally maintains an average portfolio maturity of between 6 and 12 years. However, the fund may
                         invest in individual securities of any maturity.
-------------------------------------------------------------------------------------
 HOW THE                 Individual security selection is driven by the
 MANAGER                 manager's economic view, industry outlook and rigorous
 SELECTS THE             credit analysis. The manager then selects those
 FUND'S                  individual securities that appear to be most
 INVESTMENTS             undervalued and to offer the highest potential returns
                         relative to the amount of credit, interest rate,
                         liquidity and other risk presented by these securities.
                         The manager allocates the fund's investments across a
                         broad range of issuers and industries, which can help
                         to reduce risk.

                         In evaluating the issuer's creditworthiness, the manager employs fundamental analysis and considers the following factors:

                           The strength of the issuer's financial resources. The
                           issuer's sensitivity to economic conditions and
                           trends. The issuer's operating history.
                           Experience and track record of issuer's management or
                           political leadership.
-------------------------------------------------------------------------------------
 PRINCIPAL               Investors could lose money on their investment in the fund,
 RISKS OF                or the fund may not perform as well as other investments, if
 INVESTING IN            any of the following occurs:
 THE FUND

                          The issuer of a security owned by the fund defaults on
                          its obligation to pay principal and/or interest or has
                          its credit rating downgraded.
                          Interest rates increase, causing the prices of fixed
                          income securities to decline and reducing the value of
                          the fund's portfolio.
 Investments in           The manager's judgment about the attractiveness, value or
 high yield               credit quality of a particular security proves to be
 securities               incorrect.
 involve a               High yield securities are considered speculative and,
 substantial risk        compared to investment grade securities, tend to have more
 of loss.                volatile prices and are more susceptible to the following
                         risks:

                          Increased price sensitivity to changing interest rates and to adverse economic and business developments.
                          Greater risk of loss due to default or declining credit quality.
                          Greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments.
                          Negative market sentiment towards high yield securities depresses the price and liquidity of high yield securities.


                     Salomon Brothers Investment Series - 17

 PERFORMANCE
 The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year.
 Past performance does not
 necessarily indicate how the fund
 will perform in the future.
 QUARTERLY RETURNS: Highest:
 6.19% in 3rd quarter 1996;
 Lowest:  -13.26% in 3rd quarter
 1998.

                  [CHART]

                         % Total Return
                Calendar years ended December 31

                96       97      98      99      00
              21.92    13.03   -7.05    7.03    -3.59

                                                       TOTAL RETURN The bar
                                                       chart shows the
                                                       performance of the fund's
                                                       Class A shares for each
                                                       of the calendar years
                                                       indicated. Class B, 2 and
                                                       O shares would have
                                                       different performance
                                                       because of their
                                                       different expenses. The
                                                       performance information
                                                       in the chart does not
                                                       reflect sales charges,
                                                       which would reduce your
                                                       return.
--------------------------------------------------------------------------------

 PERFORMANCE TABLE
 THIS TABLE ASSUMES IMPOSITION OF MAXIMUM SALES CHARGE APPLICABLE TO THE CLASS,
 REDEMPTION OF SHARES AT THE END OF THE PERIOD AND THE REINVESTMENT OF
 DISTRIBUTIONS AND DIVIDENDS.

---------------------------------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEARS ENDED DECEMBER 31, 2000)

  Class                    Inception Date          1 Year       5 Years         Since Inception
--------------------------------------------------------------------------------------------------------
 Class A                       2/22/95            -8.14%        4.71%               6.77%
---------------------------------------------------------------------------------------------------------
 Class B                       2/22/95            -8.52%        4.74%               6.78%
---------------------------------------------------------------------------------------------------------
 Class 2'D'                    2/22/95            -5.96%        4.85%               6.77%
---------------------------------------------------------------------------------------------------------
 Class O                       2/22/95            -3.28%        5.99%               7.91%
---------------------------------------------------------------------------------------------------------
 SSB Index                        *               -5.68%        4.60%               6.32%
 *Index comparison begins on 2/28/95.
---------------------------------------------------------------------------------------------------------

                                                       COMPARATIVE PERFORMANCE
                                                       The table indicates the
                                                       risk of investing in the
                                                       fund by comparing the
                                                       average annual total
                                                       return of each class for
                                                       the periods shown to that
                                                       of the Salomon Smith
                                                       Barney High-Yield Market
                                                       Index ('SSB Index'), a
                                                       broad-based unmanaged
                                                       index of high yield
                                                       securities. 'D'formerly
                                                       Class C

---------------------------------------------------------------------------------------------------------
 FEE TABLE
---------------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT                                      CLASS A   CLASS B   CLASS 2      CLASS O
 Maximum sales charge on purchases                4.75%*    None       1.00%       None
 Maximum deferred sales charge on redemptions     None      5.00%      1.00%       None
---------------------------------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND
 AS A % OF NET ASSETS)
---------------------------------------------------------------------------------------------------------
   Management fees                                0.75%     0.75%      0.75%       0.75%
---------------------------------------------------------------------------------------------------------
   Distribution and service (12b-1) fee           0.25%     1.00%      0.75%       None
---------------------------------------------------------------------------------------------------------
   Other expenses                                 0.24%     0.24%      0.24%       0.24%
---------------------------------------------------------------------------------------------------------
   Total annual fund operating expenses           1.24%     1.99%      1.74%       0.99%
---------------------------------------------------------------------------------------------------------
 * If you buy Class A Shares in amounts of $50,000 or more the sales charge is lower. You may buy Class A shares in amounts $1,000,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%
---------------------------------------------------------------------------------------------------------

                                                       FEES AND EXPENSES This
                                                       table sets forth the fees
                                                       and expenses you will pay
                                                       if you invest in shares
                                                       of the fund.

---------------------------------------------------------------------------------------------------------
 EXAMPLE
---------------------------------------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES             1 YEAR    3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------
 Your costs would be
 Class A                                          $595      $850     $1,124      $1,904
---------------------------------------------------------------------------------------------------------
 Class B (redemption at end of period)             702       924      1,273       2,032
---------------------------------------------------------------------------------------------------------
 Class B (no redemption)                           202       624      1,073       2,032
---------------------------------------------------------------------------------------------------------
 Class 2 (redemption at end of period)             375       643      1,034       2,131
---------------------------------------------------------------------------------------------------------
 Class 2 (no redemption)                           275       643      1,034       2,131
---------------------------------------------------------------------------------------------------------
 Class O                                           101       315        547       1,213
 The example assumes:  You invest $10,000 for the period shown
                       You reinvest all distributions and dividends without a
                       sales charge The fund's operating expenses remain the
                       same Your investment has a 5% return each year Redemption
                       of your shares at the end of the period.

                                                       This example helps you
                                                       compare the cost of
                                                       investing in the fund
                                                       with other mutual funds.
                                                       Your actual cost may be
                                                       higher or lower.

                     Salomon Brothers Investment Series - 18

--------------------------------------------------------------------------------

 INTERNATIONAL EQUITY FUND

 INVESTMENT The fund seeks long-term capital growth.
 OBJECTIVE
-------------------------------------------------------------------------------------
 PRINCIPAL               The fund invests primarily in equity and equity-related
 INVESTMENT              securities of non-U.S. issuers, including issuers in
 STRATEGY                developing countries, with an emphasis on established
                         companies with medium to large market capitalizations
                         ($1 billion or more) and seasoned management teams.
                         Equity and equity related securities include common
                         stock, securities convertible into common stock, and
                         trust or limited partnership interests, and include
                         securities purchased directly or in the form of
                         sponsored American Depository Receipts, European
                         Depository Receipts or other similar securities
                         representing common stock on non-U.S. issuers.
-------------------------------------------------------------------------------------
 HOW THE                 In selecting portfolio securities, Citi Fund Management
 SUBADVISER              Inc., the fund's subadviser, employs a disciplined
 SELECTS THE             investment process that emphasizes individual security
 FUND'S                  selection. The investment focus is on companies that
 INVESTMENTS             participate in growth industries and can deliver
                         sustainable, above average growth in earnings per share
                         over a two to three year horizon. Final security
                         selection is a function of detailed industry and
                         company specific analysis and ongoing interviews with
                         the company's senior management. A strict valuation
                         discipline is employed to insure that the fund does not
                         overpay for earnings growth. The fund closely monitors
                         the investment on an ongoing basis for possible changes
                         in company or industry fundamentals. Turnover is
                         typically low, and the average holding period for a
                         fund investment is currently three years. The
                         subadviser manages the fund's portfolio compared to its
                         benchmark, the MSCI EAFE'r' Index, which is not hedged,
                         and therefore, typically does not hedge portfolio
                         securities or currencies. The subadviser may, however,
                         engage in hedging strategies when it believes it is
                         desirable to do so. The fund seeks to reduce overall
                         portfolio risk by investing in a wide range of
                         countries.
-------------------------------------------------------------------------------------
 PRINCIPAL RISKS         Investors could lose money on their investment in the
 OF INVESTING IN         fund, or the fund may not perform as well as other
 THE FUND                investments, if any of the following occurs:

                          Foreign securities markets decline.

                          The U.S. dollar appreciates against foreign currencies.

                          One or more foreign governments impose restrictions on currency conversion or trading.

                          Non-U.S. economies grow at a slower rate than expected or
                          experience a downturn or recession.

                          The manager's judgment about the attractiveness, relative value or potential appreciation of a particular sector or stock proves to be incorrect.

                         Investing in non-U.S. issuers may involve unique risks
                         compared to investing in the securities of U.S. issuers.
                         These risks are more pronounced to the extent the fund
                         invests in issuers in countries with emerging markets or if the fund invests significantly in one country. These risks may include:

                          Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure and accounting standards or regulatory practices.

                          Many non-U.S. markets are smaller, less liquid and more
                          volatile than U.S. markets. In a changing market, the
                          manager may not be able to sell the fund's portfolio
                          securities in amounts and at prices the manager considers
                          reasonable.

                          Economic, political and social developments significantly disrupt the financial markets or interfere with the Fund's ability to enforce its rights against foreign government issuers.

                         Growth securities typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall.

                     Salomon Brothers Investment Series - 19

 PERFORMANCE
 The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance for the last calendar year. Past performance does not necessarily indicate how the fund will perform in the future.
 QUARTERLY RETURNS: Highest:
  - 1.44 in 1st quarter 2000;
 Lowest:  - 8.05% in 4th quarter
 2000.

                                     [CHART]

                                 % Total Return
                        Calendar years ended December 31

                                       00
                                       --
                                     -23.14

                   TOTAL RETURN The bar chart shows the performance of the fund's Class A shares for the year indicated. Class B, 2 and O shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

-------------------------------------------------------------------------------

 PERFORMANCE TABLE

 THIS TABLE ASSUMES IMPOSITION OF MAXIMUM SALES CHARGE APPLICABLE TO THE CLASS, REDEMPTION OF SHARES AT THE END OF THE PERIOD AND THE REINVESTMENT OF DISTRIBUTIONS AND DIVIDENDS.
 ------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEARS ENDED DECEMBER 31, 2000)

                         Inception                                         Since
      Class                 Date                   1 Year                Inception
----------------------------------------------------------------------------------
 Class A                  10/25/99                - 27.55%                - 8.10%
----------------------------------------------------------------------------------
 Class B                  10/25/99                - 27.55%                - 7.41%
----------------------------------------------------------------------------------
 Class 2                  10/25/99                - 25.30%                - 5.04%
----------------------------------------------------------------------------------
 Class O                  10/25/99                - 22.98%                - 3.22%
----------------------------------------------------------------------------------
 MSCI Index               10/25/99                - 13.96%                - 10.05%
----------------------------------------------------------------------------------

                    COMPARATIVE
                    PERFORMANCE
                    The table indicates the risk of investing in the fund by comparing the average annual total return of each class for the periods shown to that of the Morgan Stanley Capital International Europe, Australia and Far East Index ('MSCI EAFE'), an unmanaged index of common stocks of companies located in Europe, Australia and the Far East.

 FEE TABLE

-----------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT                                        CLASS A   CLASS B   CLASS 2   CLASS O
-----------------------------------------------------------------------------------------
   Maximum sales charge on purchases                5.75%*     None     1.00%       None
-----------------------------------------------------------------------------------------
   Maximum deferred sales charge on redemptions      None     5.00%     1.00%       None
-----------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
 A % OF NET ASSETS)
-----------------------------------------------------------------------------------------
   Management fees                                  0.90%     0.90%     0.90%      0.90%
-----------------------------------------------------------------------------------------
   Distribution and service (12b-1) fee             0.25%     1.00%     1.00%       None
-----------------------------------------------------------------------------------------
   Other expenses                                   0.95%     0.95%     0.95%      0.95%
-----------------------------------------------------------------------------------------
   Total annual fund operating expenses             2.10%     2.85%     2.85%      1.85%
-----------------------------------------------------------------------------------------

 * If you buy Class A Shares in amounts of $50,000 or more the sales charge is lower. You may buy Class A shares in amounts $1,000,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

                  FEES AND EXPENSES This table sets forth the fees and expenses you will pay if you invest in shares of the fund.
                  Because the manager has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses for the fiscal year ended December 31, 2000, the actual total operating expenses for each class are:
                    Class  A: 1.75%
                    Class  B: 2.50%
                    Class  2: 2.50%
                    Class  O: 1.50%
                  The manager may discontinue this waiver and reimbursement at any time.

                     Salomon Brothers Investment Series - 20

 EXAMPLE

------------------------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------
 Your costs would be
 Class A                                              $776    $1,195    $1,639      $2,866
------------------------------------------------------------------------------------------
 Class B (redemption at end of period)                 788     1,183     1,704       2,915
------------------------------------------------------------------------------------------
 Class B (no redemption)                               288       883     1,504       2,915
------------------------------------------------------------------------------------------
 Class 2 (redemption at end of period)                 485       974     1,589       3,244
------------------------------------------------------------------------------------------
 Class 2 (no redemption)                               385       974     1,589       3,244
------------------------------------------------------------------------------------------
 Class O                                               185       582     1,001       2,169
------------------------------------------------------------------------------------------

 The example assumes: You invest $10,000 for the period shown You reinvest all distributions and dividends without a sales charge The fund's operating expenses remain the same Your investment has a 5% return each year Redemption of your shares at the end of the period

                This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower.


                     Salomon Brothers Investment Series - 21

--------------------------------------------------------------------------------
 INVESTORS VALUE FUND

 INVESTMENT              The primary investment objective of the fund is to seek
 OBJECTIVE               long-term growth of capital. Current income is a secondary objective.
-------------------------------------------------------------------------------------
 PRINCIPAL INVESTMENT    The fund invests primarily in common stocks of established
 STRATEGY                U.S. companies. The fund may also invest in other equity
                         securities. To a lesser degree, the fund invests in income producing securities such as debt securities.
-------------------------------------------------------------------------------------
 HOW THE                 The manager emphasizes individual security selection
 MANAGER                 while diversifying the fund's investments across
 SELECTS THE             industries, which may help to reduce risk. The manager
 FUND'S                  focuses on established large capitalization companies
 INVESTMENTS             (over $5 billion in market capitalization), seeking to
                         identify those companies with solid growth potential at
                         reasonable values. The manager employs fundamental
                         analysis to analyze each company in detail, ranking its
                         management, strategy and competitive market position.

                         In selecting individual companies for investment, the manager looks for:

                          Long-term history of performance.

                          Competitive market position.

                          Competitive products and services.

                          Strong cash flow.

                          High return on equity.

                           Strong financial condition.

                          Experienced and effective management.

                          Global scope.
-------------------------------------------------------------------------------------
 PRINCIPAL                Equity investments may involve added risks. Investors could
 RISKS OF                 lose money on their investment in the fund, or the fund may
 INVESTING IN             not perform as well as other investments, if any of the
 THE FUND                 following occurs:

                          U.S. stock markets decline.

                          An adverse event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests.

                          Large capitalization stocks fall out of favor with investors.

                          The manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular sector or stock proves to be incorrect.

                     Salomon Brothers Investment Series - 22

 PERFORMANCE
 The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

 QUARTERLY RETURNS: Highest:
 17.44% in 4th quarter 1998;
 Lowest:  - 12.43% in 3rd quarter
 1998.


                                     [CHART]

                                 % Total Return
                        Calendar years ended December 31
  91        92        93        94        95        96        97        98        99        00
  --        --        --        --        --        --        --        --        --        --
 29.30     7.42      15.19    -1.26     35.39      30.56     26.47     15.44     11.73     15.24

                   TOTAL RETURN The bar chart shows the performance of the fund's Class O shares for each of the past 10 years. Class A, B and 2 shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.


-------------------------------------------------------------------------------

 PERFORMANCE TABLE

 THIS TABLE ASSUMES IMPOSITION OF MAXIMUM SALES CHARGE APPLICABLE TO THE CLASS, REDEMPTION OF SHARES AT THE END OF THE PERIOD AND THE REINVESTMENT OF DISTRIBUTIONS AND DIVIDENDS.

---------------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEARS ENDED DECEMBER 31, 2000)
                    Inception                                                 Since
      Class            Date         1 Year       5 Years       10 Years     Inception
---------------------------------------------------------------------------------------
 Class A              1/3/95        8.34%         17.99%         n/a          20.75%
---------------------------------------------------------------------------------------
 Class B              1/3/95        9.23%         18.27%         n/a          20.98%
---------------------------------------------------------------------------------------
 Class 2'D'           1/3/95        12.04%        18.26%         n/a          20.86%
---------------------------------------------------------------------------------------
 Class O               n/a          15.24%        19.67%        18.03%         n/a
---------------------------------------------------------------------------------------
 S&P 500 Index         n/a          -9.11%        18.33%        17.44%         n/a
---------------------------------------------------------------------------------------

                   COMPARATIVE
                   PERFORMANCE
                   The table indicates the risk of investing in the fund by comparing the average annual total return of each class for the periods shown to that of the Standard & Poor's 500 Stock Index ('S&P 500 Index'), a broad-based unmanaged index of widely held common stock.

                   'D'formerly Class C

 FEE TABLE

-------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT)                                      CLASS A   CLASS B   CLASS 2   CLASS O   CLASS Y
 Maximum sales charge on purchases                 5.75%*     None     1.00%      None      None
-------------------------------------------------------------------------------------------------
 Maximum deferred sales charge on redemptions       None     5.00%     1.00%      None      None
-------------------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
 A % OF NET ASSETS)
-------------------------------------------------------------------------------------------------
   Management fees                                 0.61%     0.61%     0.61%     0.61%     0.61%
-------------------------------------------------------------------------------------------------
   Distribution and service (12b-1) fee            0.25%     1.00%     1.00%      None      None
-------------------------------------------------------------------------------------------------
   Other expenses                                  0.14%     0.12%     0.13%     0.12%    0.12%**
-------------------------------------------------------------------------------------------------
   Total annual fund operating expenses            1.00%     1.73%     1.74%     0.73%    0.73%**
-------------------------------------------------------------------------------------------------

  * If you buy Class A Shares in amounts of $50,000 or more the sales charge is lower. You may buy Class A shares in amounts $1,000,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

 ** Based on estimated amounts for the fiscal year ending December 31, 2001.

                   FEES AND EXPENSES This table sets forth the fees and expenses you will pay if you invest in shares of the fund.

                     Salomon Brothers Investment Series - 23

 EXAMPLE

-----------------------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES               1 YEAR    3 YEARS   5 YEARS   10 YEARS
 Your costs would be
 Class A                                            $671      $875     $1,096      $1,729
-----------------------------------------------------------------------------------------
 Class B (redemption at end of period)               676       845      1,139       1,761
-----------------------------------------------------------------------------------------
 Class B (no redemption)                             176       545        939       1,761
-----------------------------------------------------------------------------------------
 Class 2 (redemption at end of period)               375       643      1,034       2,131
-----------------------------------------------------------------------------------------
 Class 2 (no redemption)                             275       643      1,034       2,131
-----------------------------------------------------------------------------------------
 Class O                                              75       233        406         906
-----------------------------------------------------------------------------------------
 Class Y                                              75       233        406         906
-----------------------------------------------------------------------------------------

 The example assumes: You invest $10,000 for the period shown You reinvest all distributions and dividends without a sales charge The fund's operating expenses remain the same Your investment has a 5% return each year Redemption of your shares at the end of the period

                   This example helps you compare the cost of investing in the Fund with other mutual funds. Your actual cost may be higher or lower.


                     Salomon Brothers Investment Series - 24


--------------------------------------------------------------------------------
 LARGE CAP CORE EQUITY FUND

 INVESTMENT The fund seeks reasonable growth and income.
 OBJECTIVE
-------------------------------------------------------------------------------------
 PRINCIPAL               The fund invests in a portfolio consisting principally of
 INVESTMENT              U.S. equity securities, including convertible and preferred
 STRATEGY                securities, that provide dividend or interest income.
                         However, it may also invest in non-income producing
                         investments for potential appreciation in value. The
                         fund will invest, under normal circumstances at least
                         80% of its assets in U.S. stocks with large market
                         capitalizations. U.S. stocks with large market
                         capitalizations are those with market capitalizations
                         of nine billion dollars or more. Up to 20% of the
                         fund's securities may be fixed-income securities of any
                         credit quality and may include below investment grade
                         securities (commonly known as 'junk bonds').
-------------------------------------------------------------------------------------
 HOW THE                 The manager emphasizes individual security selection while
 MANAGER                 spreading the fund's investments among industries and
 SELECTS THE             sectors. The manager uses a two-step selection process
 FUND'S                  commonly known as 'growth at a reasonable price.' First, the
 INVESTMENTS             manager uses quantitative analysis to find stocks with strong growth potential, and to determine whether these securities are relatively undervalued or overvalued. Quantitative
                         factors include:

                          Growth characteristics, including high historic growth rates and high relative growth compared with companies in the same industry or sector.

                          Value characteristics, including low price/earnings ratios and other statistics indicating that a security is undervalued.

                         Then the manager uses fundamental qualitative research to verify these equity securities' growth potential.
                         Qualitative factors include:

                          Management with established track records, or favorable changes in current management. Improvement in a company's competitive position. Positive changes in corporate strategy.

                         These quantitative and qualitative factors, as well as
                         the expected dividends and income, influence the fund's
                         purchases and sales of securities for investment.
-------------------------------------------------------------------------------------
 PRINCIPAL               Investors could lose money on their investment in the fund,
 RISKS OF                or the fund may not perform as well as other investments, if
 INVESTING IN            any of the following occurs:
 THE FUND                 Stock prices decline generally
                          Large capitalization companies fall out of favor with
                          investors. Companies in which the fund invests suffer
                          unexpected losses or lower than expected earnings. The
                          manager's judgment about the attractiveness, value or
                          income potential of a particular security proves to be
                          incorrect.
                          The issuer of a debt security owned by the fund
                          defaults on its obligation to pay principal and/or
                          interest or has its credit rating downgraded. This
                          risk is higher for below investment grade securities.
                          These securities are considered speculative because
                          they have a higher risk of issuer default, are subject
                          to greater price volatility and may be illiquid.

                     Salomon Brothers Investment Series - 25

 PERFORMANCE             Because Large Cap Core Equity Fund has been in
                         existence for less than one year, the fund does not yet
                         have a sufficient operating history to generate the
                         performance information which other funds show in bar
                         and table form in this location of the prospectus.
---------------------------------------------------------------------------------------------------------

FEE TABLE

---------------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT)                                        CLASS A   CLASS B   CLASS 2   CLASS O   CLASS Y
 Maximum sales charge on purchases                   5.75%*     None     1.00%      None      None
 Maximum deferred sales charge on redemptions         None     5.00%     1.00%      None      None
---------------------------------------------------------------------------------------------------------

 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
 A % OF NET ASSETS)
---------------------------------------------------------------------------------------------------------
   Management fees                                   0.65%     0.65%     0.65%     0.65%     0.65%
---------------------------------------------------------------------------------------------------------
   Distribution and service (12b-1) fee              0.25%     1.00%     1.00%      None      None
---------------------------------------------------------------------------------------------------------
   Other expenses**                                  1.12%     1.12%     1.12%     1.12%     1.12%
---------------------------------------------------------------------------------------------------------
   Total annual fund operating expenses**            2.02%     2.77%     2.77%     1.77%     1.77%

  * If you buy Class A Shares in amounts of $50,000 or more the sales charge is lower. You may buy Class A Shares in amounts $1,000,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.
 ** Based on estimated amounts for the fiscal year ending December 31, 2001.
---------------------------------------------------------------------------------------------------------

                                                       FEES AND EXPENSES This
                                                       table sets forth the fees
                                                       and expenses you will pay
                                                       if you invest in shares
                                                       of the fund.

                                                       Because the manager has
                                                       voluntarily agreed to
                                                       waive a portion of its
                                                       management fee and
                                                       reimburse certain
                                                       expenses for the fiscal
                                                       year ended December 31,
                                                       2001 the actual total
                                                       operating expenses for
                                                       each class is expected to
                                                       be:
                                                          Class A: 1.50%
                                                          Class B: 2.25%
                                                          Class 2: 2.25%
                                                          Class O: 1.25%
                                                          Class Y: 1.25%
                                                       The manager may
                                                       discontinue this waiver
                                                       and reimbursement at any
                                                       time.

EXAMPLE

----------------------------------------------------------------------------------------
NUMBER OF YEARS YOU OWN YOUR SHARES                          1 YEAR    3 YEARS
Your costs would be
 Class A                                                       $768     $1,172
 ---------------------------------------------------------------------------------------
 Class B (redemption at end of period)                         $780     $1,159
 ---------------------------------------------------------------------------------------
 Class B (no redemption)                                       $280     $  859
 ---------------------------------------------------------------------------------------
 Class 2 (redemption at end of period)                         $477     $  951
----------------------------------------------------------------------------------------
 Class 2 (no redemption)                                       $377     $  951
----------------------------------------------------------------------------------------
 Class O                                                       $180     $  557
----------------------------------------------------------------------------------------
 Class Y                                                       $180     $  557

 The example assumes: You invest $10,000 for the period shown You reinvest all distributions and dividends without a sales charge The fund's operating expenses remain the same Your investment has a 5% return each year Redemption of your shares at the end of the period (unless otherwise indicated)

                                                       This example helps you
                                                       compare the cost of
                                                       investing in the fund
                                                       with other mutual funds.
                                                       Your actual cost may be
                                                       higher or lower.

                     Salomon Brothers Investment Series - 26

--------------------------------------------------------------------------------
 LARGE CAP GROWTH FUND

 INVESTMENT              The fund seeks long-term growth of capital.
 OBJECTIVE
-------------------------------------------------------------------------------------
 PRINCIPAL               The fund invests primarily in equity securities of U.S.
 INVESTMENT              large cap issuers that, at the time of purchase, have market
 STRATEGY                capitalizations within the top 1,000 stocks of publicly
                         traded companies listed in the United States equity
                         market. The fund's equity securities consist primarily
                         of common stocks. The fund may also invest in preferred
                         stocks, warrants and securities convertible into common
                         stocks. The fund may also invest up to 15% of its
                         assets in securities of foreign issuers.
-------------------------------------------------------------------------------------
 HOW THE                 The subadviser, Citi Fund Management Inc., creates a
 MANAGER                 diversified portfolio of well established large
 SELECTS THE             capitalization companies with a proven track record of
 FUND'S                  consistent, above average earnings and revenue growth, solid
 INVESTMENTS             prospects for continued superior growth, and an effective
                         management team committed to these goals. The
                         subadviser incorporates quantitative analysis,
                         multi-factor screens and models, as well as fundamental
                         stock research to identify high quality, large
                         companies that exhibit the potential for sustainable
                         growth. In selecting individual companies for
                         investment, the subadviser screens companies on the
                         following factors:

                           Earnings per share growth.
                           Earnings per share growth consistency.
                           Sales growth.
                           Return on shareholder equity.
                           Strength of balance sheet.
-------------------------------------------------------------------------------------
 PRINCIPAL               Equity investments may involve added risks. Investors could
 RISKS OF                lose money on their investment in the fund, or the fund may
 INVESTING IN            not perform as well as other investments, if any of the
 THE FUND                following occurs:
                           U.S. stock markets decline.
                           An adverse event, such as an unfavorable earnings
                           report, negatively affects the stock price of a
                           company in which the fund invests.
                           Large capitalization stocks fall out of favor with
                           investors. The manager's judgment about the
                           attractiveness, growth prospects or potential
                           appreciation of a particular sector or stock proves
                           to be incorrect.

                         Growth securities typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall.

                     Salomon Brothers Investment Series - 27

 PERFORMANCE
 The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance for the last calendar year. Past performance does not necessarily indicate how the fund will perform in the future.

 QUARTERLY RETURNS: Highest:
 0.80% in 1st quarter 2000;
 Lowest:  - 11.44% in 4th quarter
 2000.

                           [CHART]

                       % Total Return
               Calendar year ended December 31

                            00
                         -15.99
                                                       TOTAL RETURN The bar
                                                       chart shows the
                                                       performance of the fund's
                                                       Class A shares for the
                                                       year indicated. Class B,
                                                       2 and O shares would have
                                                       different performance
                                                       because of their
                                                       different expenses. The
                                                       performance information
                                                       in the chart does not
                                                       reflect sales charges,
                                                       which would reduce your
                                                       return.

 PERFORMANCE TABLE

----------------------------------------------------------------------------------------------------------------
 THIS TABLE ASSUMES IMPOSITION OF MAXIMUM SALES CHARGE APPLICABLE TO THE CLASS,
 REDEMPTION OF SHARES AT THE END OF THE PERIOD AND THE REINVESTMENT OF
 DISTRIBUTIONS AND DIVIDENDS.
------------------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEARS ENDED DECEMBER 31, 2000)
                    Inception                                                 Since
      Class            Date         1 Year       5 Years       10 Years     Inception
------------------------------------------------------------------------------------------

 Class A             10/25/99      -20.81%        n/a           n/a         -9.79%
------------------------------------------------------------------------------------------
 Class B             10/25/99      -20.80%        n/a           n/a         -9.03%
------------------------------------------------------------------------------------------
 Class 2             10/25/99      -18.11%        n/a           n/a         -6.55%
------------------------------------------------------------------------------------------
 Class O             10/26/99      -15.73%        n/a           n/a         -4.91%
------------------------------------------------------------------------------------------
 S&P 500 Index       10/26/99       -9.11%        n/a           n/a          3.74%
------------------------------------------------------------------------------------------

                                                       COMPARATIVE PERFORMANCE
                                                       The table indicates the
                                                       risk of investing in the
                                                       fund by comparing the
                                                       average annual total
                                                       return of each class for
                                                       the periods shown to that
                                                       of the Standard & Poor's
                                                       500 Stock Index ('S&P 500
                                                       Index'), a broad-based
                                                       unmanaged index of widely
                                                       held common stock.

FEE TABLE

--------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS A   CLASS B   CLASS 2   CLASS O
 Maximum sales charge on purchases                       5.75%*     None     1.00%       None
 Maximum deferred sales charge on redemptions             None     5.00%     1.00%       None
--------------------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
 A % OF NET ASSETS)
--------------------------------------------------------------------------------------------------
   Management fees                                       0.75%     0.75%     0.75%      0.75%
--------------------------------------------------------------------------------------------------
   Distribution and service (12b-1) fee                  0.25%     1.00%     1.00%       None
--------------------------------------------------------------------------------------------------
   Other expenses                                        0.88%     0.88%     0.88%      0.87%

--------------------------------------------------------------------------------------------------
   Total annual fund operating expenses                  1.88%     2.63%     2.63%      1.62%
--------------------------------------------------------------------------------------------------

  * If you buy Class A Shares in amounts of $50,000 or more the sales charge is lower. You may buy Class A Shares in amounts $1,000,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.
--------------------------------------------------------------------------------------------------

                                                       FEES AND EXPENSES This
                                                       table sets forth the fees
                                                       and expenses you will pay
                                                       if you invest in shares
                                                       of the fund.

                                                       Because the manager has
                                                       voluntarily agreed to
                                                       waive a portion of its
                                                       management fee and
                                                       reimburse certain
                                                       expenses for the fiscal
                                                       year ended December 31,
                                                       2000 the actual total
                                                       operating expenses for
                                                       each class were:
                                                           Class A: 1.45%
                                                           Class B: 2.20%
                                                           Class 2: 2.20%
                                                           Class O: 1.20%
                                                       The manager may
                                                       discontinue this waiver
                                                       and reimbursement at any
                                                       time.

                     Salomon Brothers Investment Series - 28

EXAMPLE

------------------------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES               1 YEAR    3 YEARS   5 YEARS   10 YEARS
 Your costs would be
------------------------------------------------------------------------------------------
 Class A                                            $755     $1,132    $1,533      $2,649
------------------------------------------------------------------------------------------
 Class B (redemption at end of period)               766      1,117     1,595       2,703
------------------------------------------------------------------------------------------
 Class B (no redemption)                             266        817     1,395       2,703
------------------------------------------------------------------------------------------
 Class 2 (redemption at end of period)               463        909     1,481       3,034
------------------------------------------------------------------------------------------
 Class 2 (no redemption)                             363        909     1,481       3,034
------------------------------------------------------------------------------------------
 Class O                                             165        511       881       1,922
------------------------------------------------------------------------------------------
The example assumes: You invest $10,000 for the period shown
                     You reinvest all distributions and dividends without a
                     sales charge The fund's operating expenses remain the same
                     Your investment has a 5% return each year Redemption of
                     your shares at the end of the period

                                                       This example helps you
                                                       compare the cost of
                                                       investing in the fund
                                                       with other mutual funds.
                                                       Your actual cost may be
                                                       higher or lower.

                     Salomon Brothers Investment Series - 29

--------------------------------------------------------------------------------
 MID CAP FUND

 INVESTMENT The fund seeks long-term growth of capital.
 OBJECTIVE
-------------------------------------------------------------------------------------
 PRINCIPAL INVESTMENT    The fund normally invests at least 65% of its assets in
 STRATEGY                equity securities of medium sized companies. A company is
                         considered medium sized if its market capitalization is
                         within the range of the market capitalizations of
                         companies in the Standard & Poor's MidCap 400 Index, an
                         index of medium capitalization stocks. Companies whose
                         capitalizations no longer meet this definition after
                         investment are still considered to be medium sized for
                         purposes of the 65% policy. As of May 31, 2001, the
                         Standard & Poor's MidCap 400 Index included companies
                         with market capitalizations between $197 million and
                         $10.2 billion. The size of companies in the Standard &
                         Poor's MidCap 400 Index changes with market conditions
                         and the composition of the Index. The fund's equity
                         securities may include stocks listed in the Standard &
                         Poor's MidCap 400 Index and also may include other
                         common stocks, securities convertible into common
                         stocks, preferred stocks and warrants.
-------------------------------------------------------------------------------------
 HOW THE                 The manager emphasizes medium sized U.S. companies with good
 MANAGER                 prospects for revenue and earnings growth that meet the
 SELECTS THE             manager's valuation criteria. In selecting investments, the
 FUND'S                  manager looks for issuers that are among the leaders in their
 INVESTMENTS             industries.

                         The manager generally uses a 'bottom-up' approach when
                         selecting securities for the fund. This means that the
                         manager looks primarily at individual companies against
                         the context of broader market forces.
-------------------------------------------------------------------------------------
 PRINCIPAL               Equity securities may involve added risks. Investors can lose
 RISKS OF                money on their investment in the fund, or the fund may not
 INVESTING IN            perform as well as other investments, if any of the following
 THE FUND                occurs:

                          Medium capitalization stocks or growth stocks fall out of favor with investors.

                          Recession or adverse economic trends adversely affect the earnings or financial condition of medium sized companies.

                          The manager's judgment about the attractiveness, growth prospects or potential appreciation of the fund's investments proves to be incorrect.

                          Greater volatility of share price because of the fund's focus on medium sized companies. Compared to large cap companies, medium sized companies and the market for their equity securities are more likely to:

                            Be more sensitive to changes in earnings results and investor expectations.

                            Have more limited product lines, capital resources and management depth.

                            Experience sharper swings in market values.

                            Be harder to sell at the times and prices the manager believes appropriate.

                         The market prices of securities of companies that have good prospects for revenue and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall.

                     Salomon Brothers Investment Series - 30

 PERFORMANCE             The fund was newly organized in 2001, and both the bar chart and the table are based on the performance of the fund's predecessor, the
                         Common Stock Fund, which transfered its portfolio
                         securities to the fund when the fund commenced
                         operations in exchange for Class O shares of the fund.
                         The Common Stock Fund was a subtrust of The Collective
                         Trust for Citibank's Business and Professional
                         Retirement Plan, which was a collective trust managed
                         by Citibank, N.A. (an affiliate of the fund's
                         investment manager) since the trust's inception. The
                         fund is managed in a manner that is in all material
                         respects equivalent to the management of the Common
                         Stock Fund. The total returns in the bar chart have
                         been adjusted to reflect the estimated total annual
                         operating expenses of Class A shares of the fund.

                         The Common Stock Fund is not subject to certain investment limitations, diversification requirements and other requirements under the Investment Company Act of 1940 and the Internal Revenue Code that the fund is subject to, which had they applied might have adversely affected performance.

  The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

  QUARTERLY RETURNS:
  Highest: 26.17% in
  3rd quarter 1999;
  Lowest:  - 18.00% in 2nd quarter
  1998.


                                     [CHART]

                                 % Total Return
                        Calendar years ended December 31
  91        92        93        94        95        96        97        98        99        00
  --        --        --        --        --        --        --        --        --        --
 38.97     4.86      11.43    -7.26     31.89    19.24      32.84     14.54     28.47      26.30

             As of September 30, 2001, the year-to-date return for the Common Stock Fund was -19.76%.

                   TOTAL RETURN The bar chart shows the performance of the fund's Class A shares for each of the calendar years indicated. Class B, 2 and O shares would have different perforamnce because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

 PERFORMANCE TABLE

 THIS TABLE ASSUMES IMPOSITION OF THE MAXIMUM SALES CHARGE APPLICABLE TO THE CLASS, REDEMPTION OF SHARES AT THE END OF THE PERIOD AND THE REINVESTMENT OF DISTRIBUTIONS AND DIVIDENDS.

------------------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS* (CALENDAR YEARS ENDED DECEMBER 31, 2000)
 CLASS                                                        1 YEAR   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------
 Class A                                                      19.04%    22.64%     18.61%
------------------------------------------------------------------------------------------
 Class B                                                      20.37%    23.10%     18.43%
------------------------------------------------------------------------------------------
 Class 2                                                      23.11%    22.94%     18.31%
------------------------------------------------------------------------------------------
 Class O                                                      26.82%    24.61%     19.83%
------------------------------------------------------------------------------------------
 Standard & Poor's MidCap 400 Index                           17.50%    20.41%     19.86%
------------------------------------------------------------------------------------------

 *Total returns are based on the performance of the fund's predecessor, the Common Stock Fund, adjusted to reflect the estimated total operating expenses and sales charges of the applicable class of the fund.

                   COMPARATIVE
                   PERFORMANCE
                   The table show the risk of investing in the fund by comparing annual total returns of each class for the periods shown to that of the Standard & Poor's MidCap 400 Index, a broad-based unmanaged capitalization-weighted index of medium capitalization stocks.

                     Salomon Brothers Investment Series - 31

FEE TABLE

----------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT)                                       CLASS A   CLASS B   CLASS 2   CLASS O
----------------------------------------------------------------------------------------
 Maximum sales charge on purchases                  5.75%*     None     1.00%       None
----------------------------------------------------------------------------------------
 Maximum deferred sales charge on redemptions        None     5.00%     1.00%       None
----------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
 (PAID BY THE FUND AS A % OF NET ASSETS)
----------------------------------------------------------------------------------------
   Management fees                                  0.75%     0.75%     0.75%      0.75%
----------------------------------------------------------------------------------------
   Distribution and service (12b-1) fee             0.25%     1.00%     1.00%       None
----------------------------------------------------------------------------------------
   Other expenses**                                 0.50%     0.50%     0.50%      0.33%
----------------------------------------------------------------------------------------
   Total annual fund operating expenses**           1.50%     2.25%     2.25%      1.08%
----------------------------------------------------------------------------------------


  *If you buy Class A Shares in amounts of $50,000 or more the sales charge is lower. You may buy Class A Shares in amounts $1,000,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

 **Other expenses and total annual fund operating expenses are based on estimated expenses for the fiscal year ending December 31, 2001. Even if actual expenses exceed these amounts management has agreed to cap the fund's total annual operating expenses at the amounts indicated. This cap is voluntary and may be modified or terminated at any time.

                   FEES AND EXPENSES This table sets forth the fees and expenses you will pay if you invest in shares of the fund.

 EXAMPLE

-------------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES                          1 YEAR    3 YEARS
-------------------------------------------------------------------------------
 Your costs would be
 Class A                                                       $719     $1,022
-------------------------------------------------------------------------------
 Class B (redemption at end of period)                         $728     $1,003
-------------------------------------------------------------------------------
 Class B (no redemption)                                       $228     $  703
-------------------------------------------------------------------------------
 Class 2 (redemption at end of period)                         $426     $  796
-------------------------------------------------------------------------------
 Class 2 (no redemption)                                       $326     $  796
-------------------------------------------------------------------------------
 Class O                                                       $110     $  343
-------------------------------------------------------------------------------

 The example assumes: You invest $10,000 for the period shown You reinvest all distributions and dividends without a sales charge The fund's operating expenses remain the same Your investment has a 5% return each year Redemption of your shares at the end of the period (unless otherwise indicated)

                   This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower.

                     Salomon Brothers Investment Series - 32

--------------------------------------------------------------------------------
 NATIONAL TAX FREE INCOME FUND

 INVESTMENT              The fund seeks to generate high levels of current income
 OBJECTIVE               exempt from federal income taxes and preserve the value of its shareholders' investment.
-------------------------------------------------------------------------------------
 PRINCIPAL INVESTMENT    The fund invests primarily in investment grade 'municipal
 STRATEGY                securities,' which are debt obligations issued by any state and its political subdivisions, agencies and public
                         authorities (together with certain other governmental
                         issuers such as Puerto Rico, the Virgin Islands and
                         Guam). The interest on these bonds is exempt from
                         regular federal income tax. As a result, the interest
                         rate on these obligations normally is lower than it
                         would be if the obligations were subject to taxation.
                         Although the fund also seeks to minimize risk by
                         investing in municipal securities from a number of
                         different states and localities, the fund may, from
                         time to time, invest over 25% of its assets in
                         municipal securities from one state or region.
                         MATURITY: The fund may invest in bonds with any
                         maturity. However, the fund's dollar-weighted average
                         maturity is normally expected to be in a long-term
                         range (between 10 and 30 years). For strategic
                         purposes, however, the fund may invest so that the
                         dollar-weighted average maturity of the securities held
                         by the fund is under 10 years.
-------------------------------------------------------------------------------------
 HOW THE                 The fund is managed using a combination of qualitative and
 MANAGER                 quantitative analysis. The manager decides which securities
 SELECTS THE             to purchase by first developing an interest rate forecast and
 FUND'S                  analysis of general economic conditions throughout the United
 INVESTMENTS             States. Then the manager compares specific regions and
                         sectors to identify broad segments of the municipal market poised to benefit in this environment. The manager also
                         closely studies the yields and other characteristics of
                         specific issues to identify attractive opportunities. The
                         manager uses a geographically diversified approach, seeking a portfolio of bonds representing a wide range of sectors,
                         maturities and regions. The manager uses this same approach when deciding which securities to sell. Securities are sold when the fund needs cash to meet redemptions, or when the
                         manager believes that better opportunities exist or that the security no longer fits within the manager's overall
                         strategies for achieving the fund's investment objective.

-------------------------------------------------------------------------------------
 PRINCIPAL               The fund is not diversified, which means that it can invest a
 RISKS OF                higher percentage of its assets in any one issuer than a
 INVESTING IN            diversified fund. Investors could lose money on their
 THE FUND                investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

                          Interest rates rise, causing the value of the fund's portfolio to decline.

                          An issuer or guarantor of the fund's securities defaults, has its credit rating downgraded or is unable to make timely payments because of general economic downturns or increased governmental costs.

                          New federal or state legislation adversely affects the tax-exempt status of securities held by the fund or the financial ability of the municipalities to repay these obligations.

                          The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect.

                         It is possible that some of the fund's income distributions may be, and distributions of the fund's realized capital gains will be, subject to federal taxation. The fund may realize taxable gains on the sale of its securities or other transactions, and some of the fund's income distribution may be subject to the federal alternative minimum tax. In addition, some of the fund's income distribution and all of the fund's realized capital gains generally will be subject to state and local taxation.

                     Salomon Brothers Investment Series - 33

 PERFORMANCE             In both the chart and the performance table below, the
                         returns shown are for periods before the creation of
                         Class B, 2 and O shares on July 12, 2001. All outstanding
                         fund shares were designated Class A shares on that date.
                         Prior to that date, fund shares were sold without a sales
                         charge. The returns in the table, but not the chart, have
                         been adjusted to reflect the maximum front-end sales charge currently applicable to the Class A and Class 2 shares, and the maximum deferred sales charge currently applicable to
                         Class B and Class 2 shares.

                         Class B, Class 2, and Class O shares are newly offered.
                         Class B and Class 2 share performance for the period before those classes were offered would have been lower than that shown for Class A shares because of higher fund expenses and the effects of the deferred sales charge. Class O share performance for the period before that class was offered would have been higher than that shown for Class A shares because Class O shares generally have lower fund expenses and are sold without a sales charge.

                         The fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the fund's performance may go down.

 The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. QUARTERLY
 RETURNS:
 Highest: 5.12% in
 4th quarter 2000;
 Lowest:  -2.59% in
 2nd quarter 1999.
 YEAR TO DATE PERFORMANCE AS OF
 9/30/01: 4.60%.


                                     [CHART]

                  % Total Return
            Calendar years ended December 31
  1996       1997        1998        1999        2000
  ----       ----        ----        ----        ----
 3.31       11.45       10.05       -3.86        12.10


                    TOTAL RETURN The bar chart shows the performance of the fund's Class A shares for each of the calendar years indicated. Class B, 2 and O shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

-------------------------------------------------------------------------------
 PERFORMANCE TABLE
 THIS TABLE ASSUMES IMPOSITION OF THE MAXIMUM SALES CHARGE APPLICABLE TO THE CLASS, REDEMPTION OF SHARES AT THE END OF THE PERIOD AND THE REINVESTMENT OF DISTRIBUTIONS AND DIVIDENDS.

-------------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEARS ENDED DECEMBER 31, 2000)
-------------------------------------------------------------------------------------
Class                                         1 Year      5 Years   Since Inception*
-------------------------------------------------------------------------------------
 Class A                                        6.77%      5.40%        6.42%
-------------------------------------------------------------------------------------
 Class B                                        7.10%      6.27%        7.39%
-------------------------------------------------------------------------------------
 Class 2                                        9.98%      6.22%        7.19%
-------------------------------------------------------------------------------------
 Class O                                       12.10%      6.43%        7.39%
-------------------------------------------------------------------------------------
 Lehman Municipal
 4 Years Plus Bond Index                       12.40%      5.95%          N/A
-------------------------------------------------------------------------------------

 * The inception date is August 17, 1995.

                    COMPARATIVE
                    PERFORMANCE
                    The table indicates the risk of investing in the fund by comparing the average annual total return of each class for the periods shown to that of the Lehman Municipal 4 Years Plus Bond Index, a broad based unmanaged index of municipal bonds with a maturity of greater than four years.

                     Salomon Brothers Investment Series - 34

 FEE TABLE

----------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT                                     CLASS A     CLASS B   CLASS 2   CLASS O
----------------------------------------------------------------------------------------
 Maximum sales charge on purchases                4.75%*      None     1.00%       None
----------------------------------------------------------------------------------------
 Maximum deferred sales charge on redemptions      None      5.00%     1.00%       None
----------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
 A % OF NET ASSETS)
----------------------------------------------------------------------------------------
   Management fees                                0.50%      0.50%     0.50%      0.50%
----------------------------------------------------------------------------------------
   Distribution and service (12b-1) fee           0.25%      1.00%     0.75%       None
----------------------------------------------------------------------------------------
   Other expenses**                               0.32%      0.32%     0.32%      0.32%
----------------------------------------------------------------------------------------
   Total annual fund operating expenses**         1.07%      1.82%     1.57%      0.82%
----------------------------------------------------------------------------------------

  * If you buy Class A Shares in amounts of $50,000 or more, the sales charge is lower. You may buy Class A shares in amounts $1,000,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

 ** Because Class B, Class 2, and Class O shares are newly offered, 'Other expenses' have been estimated based on expenses incurred by Class A shares.

                   FEES AND EXPENSES This table sets forth the fees and expenses you will pay if you invest in shares of the fund. Because the manager voluntarily agreed to waive its management fee and reimbursed certain expenses for the fiscal year ended December 31, 2000, the actual total operating expenses, based on current fees and expenses, for each class were (in the case of Class A shares) or would have been (in the case of Class B, 2, and O shares):
                     Class  A: 0.75%
                     Class  B: 1.50%
                     Class  2: 1.25%
                     Class  O: 0.50%
                   The manager may discontinue this waiver and reimbursement at any time.

 EXAMPLE

-----------------------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES               1 YEAR    3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------
 Your costs would be
 Class A                                            $579     $  799    $1,037      $1,719
-----------------------------------------------------------------------------------------
 Class B (redemption at end of period)              $685     $  873    $1,085      $1,655
-----------------------------------------------------------------------------------------
 Class B (no redemption)                            $185     $  573    $  985      $1,655
-----------------------------------------------------------------------------------------
 Class 2 (redemption at end of period)              $358     $  591    $  947      $1,949
-----------------------------------------------------------------------------------------
 Class 2 (no redemption)                            $258     $  591    $  947      $1,949
-----------------------------------------------------------------------------------------
 Class O                                            $ 82     $  262    $  455      $1,014
-----------------------------------------------------------------------------------------

 The example assumes: You invest $10,000 for the period shown
                      You reinvest all distributions and dividends without a sales charge The fund's operating expenses remain the same Your investment has a 5% return each year Redemption of your shares at the end of the period (unless otherwise indicated)

                  This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower.

                     Salomon Brothers Investment Series - 35

--------------------------------------------------------------------------------
 NEW YORK MUNICIPAL MONEY MARKET FUND

 INVESTMENT              The fund seeks as high a level of current income exempt from
 OBJECTIVE               regular federal income tax and New York State and New York
                         City personal income taxes as is consistent with
                         liquidity and the stability of principal.
-------------------------------------------------------------------------------------
 PRINCIPAL               The fund invests primarily in high-quality, short-term 'New
 INVESTMENT              York municipal securities,' which are debt obligations
 STRATEGY                issued by the State of New York and its political
                         subdivisions, agencies and public authorities (or
                         certain other governmental issuers such as Puerto Rico,
                         the Virgin Islands, and Guam.) The interest on these
                         obligations is exempt from regular federal income tax
                         and New York State and New York City personal income
                         taxes. As a result, the interest rate on these
                         obligations normally is lower than it would be if the
                         obligations were subject to taxation. MINIMUM CREDIT
                         QUALITY: The fund invests primarily in securities rated
                         in the two highest short-term rating categories, or if
                         unrated, of equivalent quality. MAXIMUM MATURITY: The
                         fund invests in securities having remaining maturities
                         of 397 days or less. The fund maintains a
                         dollar-weighted average portfolio maturity of 90 days
                         or less.
-------------------------------------------------------------------------------------
 HOW THE                 The manager selects securities primarily by identifying
 MANAGER                 undervalued sectors and individual securities, while also
 SELECTS THE             selecting securities that it believes will benefit from
 FUND'S                  changes in market conditions. In selecting individual
 INVESTMENTS             securities, the manager:
                           Uses fundamental credit analysis to estimate the
                           relative value and attractiveness of various
                           opportunities in the New York municipal bond market.
                           Identifies eligible issuers with the most desirable
                           credit quality. Trades between general obligations
                           and revenue bonds and among various revenue bond
                           sectors such as housing, hospital and industrial
                           development, based on their apparent relative values.
                           Considers a security's maturity in light of the
                           outlook for the issuer and its sector and interest
                           rates.
-------------------------------------------------------------------------------------
 PRINCIPAL               Although the fund seeks to preserve the value of an
 RISKS OF                investment at $1 per share, it is possible to lose money by
 INVESTING IN            investing in the fund if any of the following occurs:
 THE FUND

 There is no assurance     The fiscal condition of New York State or New York City
 that the fund will be     weakens. New York State and City have experienced significant
 able to maintain a        fiscal problems in the past. Interest rates rise, causing the
 stable net asset value    value of the fund's of portfolio to decline.
 of $1.00 per share.       An issuer or guarantor of the fund's securities defaults,
 The fund is not           has its credit rating downgraded or is unable to make timely
 diversified, which        payments because of general economic downturns or increased
 means that it can         governmental costs.
 invest a higher           New federal or state legislation adversely affects the
 percentage of its         tax-exempt status of securities held by the fund or the
 assets in any one         financial ability of the municipalities to repay these
 issuer than a             obligations.
 diversified fund.         The manager's judgment about the attractiveness, value or
 However, the fund         income potential of a particular security proves to be
 complies with the         incorrect.
 Securities and           It is possible that some of the fund's income distributions
 Exchange Commission's    may be, and distributions of the fund's realized capital
 rule for money market    gains will be, subject to federal taxation. The fund may
 funds, including the     realize taxable gains on the sale of its securities or other
 diversification          transactions, and some of the fund's income distribution may
 requirement of that      be subject to the federal alternative minimum tax. In
 rule.                    addition, some of the fund's income distribution and
                          all of the fund's realized capital gains generally will
                          be subject to state and local taxation.


                     Salomon Brothers Investment Series - 36

 PERFORMANCE
 The bar chart indicates the risks of
 investing in the fund by showing
 changes in the fund's performance
 from year to year. Past performance
 does not necessarily indicate how
 the fund will perform in the future.
 QUARTERLY RETURNS: Highest:
 1.21% in 2nd quarter 1991;
 Lowest: 0.51% in 1st quarter 1994.


                                     [CHART]

                                 % Total Return
                        Calendar years ended December 31
   91      92        93       94       95       96       97       98      99    00
   --      --        --       --       --       --       --       --      --
 4.75     3.12      2.34     2.68     3.74     3.30     3.45     3.19    2.93   3.78


                                                       TOTAL RETURN The bar
                                                       chart shows the
                                                       performance of the fund's
                                                       Class O shares for each
                                                       of the past 10 years.
                                                       Class A, B and 2 shares
                                                       may have different
                                                       performance because of
                                                       their different expenses.



----------------------------------------------------------------------------------------------------------------
 PERFORMANCE TABLE

 THIS TABLE ASSUMES IMPOSITION OF MAXIMUM SALES CHARGE APPLICABLE TO THE CLASS,
 REDEMPTION OF SHARES AT THE END OF THE PERIOD AND THE REINVESTMENT OF
 DISTRIBUTIONS AND DIVIDENDS.
----------------------------------------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEARS ENDED DECEMBER 31, 2000)
 Class       Inception Date         1 Year         5 Years     10 Years   Since Inception
----------------------------------------------------------------------------------------------------------------
 Class A            11/1/96          3.78%           n/a         n/a           3.34%
----------------------------------------------------------------------------------------------------------------
 Class B            11/1/96          3.78%           n/a         n/a           3.34%
----------------------------------------------------------------------------------------------------------------
 Class 2'D'         11/1/96          3.78%           n/a         n/a           3.34%
----------------------------------------------------------------------------------------------------------------
 Class O            10/2/90          3.78%          3.33%       3.33%           n/a         'D'formerly Class C

 The fund's 7-day yield as of December 31, 2000 was 4.41%.
----------------------------------------------------------------------------------------------------------------

                                                       COMPARATIVE PERFORMANCE
                                                       The table indicates the
                                                       average annual total
                                                       return of each class
                                                       for the periods shown.
                                                       'D'formerly Class C

FEE TABLE

--------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT                                        CLASS A   CLASS B   CLASS 2   CLASS O
--------------------------------------------------------------------------------------------------
 Maximum sales charge on purchases                   None      None      None        None
 Maximum deferred sales charge on redemptions        None      None      None        None
--------------------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
 A % OF NET ASSETS)
--------------------------------------------------------------------------------------------------
         Management fees                            0.20%     0.20%     0.20%       0.20%
--------------------------------------------------------------------------------------------------
         Distribution and service (12b-1) fee        None      None      None        None
--------------------------------------------------------------------------------------------------
         Other expenses                             0.18%     0.18%     0.19%       0.18%
--------------------------------------------------------------------------------------------------
         Total annual fund operating expenses       0.38%     0.38%     0.39%       0.38%
--------------------------------------------------------------------------------------------------

                                                       FEES AND EXPENSES This
                                                       table sets forth the fees
                                                       and expenses you will pay
                                                       if you invest in shares
                                                       of the fund.

 EXAMPLE

--------------------------------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------
 Your costs would be
 Class A                                              $39      $122      $213        $480
--------------------------------------------------------------------------------------------------
 Class B                                               39       122       213         480
--------------------------------------------------------------------------------------------------
 Class 2                                               40       125       219         493
--------------------------------------------------------------------------------------------------
 Class O                                               39       122       213         480
--------------------------------------------------------------------------------------------------
 The example assumes: You invest $10,000 for the period shown
                      You reinvest all distributions and dividends without a
                      sales charge The fund's operating expenses remain the same
                      Your investment has a 5% return each year Redemption of
                      your shares at the end of the period

                                                       This example helps you
                                                       compare the cost of
                                                       investing in the fund
                                                       with other mutual funds.
                                                       Your actual cost may be
                                                       higher or lower.

                     Salomon Brothers Investment Series - 37

--------------------------------------------------------------------------------
 NEW YORK TAX FREE INCOME FUND

 INVESTMENT              The fund seeks to generate high levels of current income
 OBJECTIVE               exempt from federal, New York State and New York City
                         personal income taxes and preserve the value of its
                         shareholders' investment.
-------------------------------------------------------------------------------------

 PRINCIPAL INVESTMENT    The fund invests primarily in investment grade 'New York
 STRATEGY                municipal securities,' which are debt obligations issued by the State of New York and its political subdivisions,
                         agencies and public authorities (or certain other
                         governmental issuers such as Puerto Rico, the Virgin
                         Islands and Guam). The interest on these bonds is
                         exempt from regular federal income tax and New York
                         State and New York City personal income taxes. As a
                         result, the interest rate on these obligations normally
                         is lower than it would be if the obligations were
                         subject to taxation.

                         MATURITY: The fund may invest in bonds with any
                         maturity. However, the fund's dollar-weighted average
                         maturity is normally expected to be in a long-term
                         range (between 10 and 30 years). For strategic
                         purposes, however, the fund may invest so that the
                         dollar-weighted average maturity of the securities held
                         by the fund is under 10 years.
-------------------------------------------------------------------------------------

 HOW THE MANAGER         The fund is managed with a combination of qualitative and
 SELECTS THE FUND'S      quantitative analysis. The manager decides which securities
 INVESTMENTS             to purchase by first developing an interest rate forecast
                         and analysis of general economic conditions for the
                         United States as a whole, with a particular focus on
                         the New York area. Given this information, the manager
                         develops expectations for the performance of short-,
                         intermediate- and long-term bonds although they
                         generally make only modest adjustments to reflect their
                         interest rate expectations. The manager seeks to add
                         value by investing in a range of municipal bonds,
                         representing different market sectors, structures and
                         maturities. The manager uses this same approach when
                         deciding which securities to sell. Securities are sold
                         when the fund needs cash to meet redemptions, or when
                         the manager believes that better opportunities exist or
                         that the security no longer fits within the manager's
                         overall strategies for achieving the fund's investment
                         objective.
-------------------------------------------------------------------------------------

 PRINCIPAL RISKS OF      Investors could lose money on their investment in the fund,
 INVESTING IN THE FUND   or the fund may not perform as well as other investments, if
 The fund is not         any of the following occurs:
 diversified, which       The fiscal condition of New York State or New York City
 means that it can        weakens. New York State and New York City have experienced
 invest a higher          significant fiscal problems in the past.
 percentage of its        Interest rates rise, causing the value of the fund's
 assets in any one        portfolio to decline.
 issuer than a            An issuer or guarantor of the fund's securities defaults,
 diversified fund.        has its credit rating downgraded or is unable to make timely payments because of general economic downturns or increased governmental costs.

                          New federal or state legislation adversely affects the tax-exempt status of securities held by the fund or the financial ability of the municipalities to repay these obligations.

                          The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect.

                         It is possible that some of the fund's income distributions may be, and distributions of the fund's realized capital gains will be, subject to federal taxation. The fund may realize taxable gains on the sale of its securities or other transactions, and some of the fund's income distribution may be subject to the federal alternative minimum tax. In addition, some of the fund's income distribution and all of the fund's realized capital gains generally will be subject to state and local taxation.

                     Salomon Brothers Investment Series - 38

 PERFORMANCE             In both the chart and the performance table below, the
                         returns shown are for periods before the creation of Class
                         B, 2 and O shares on July 12, 2001. All outstanding fund
                         shares were designated Class A shares on that date. Prior to that date, fund shares were sold without a sales charge. The returns in the table, but not the chart, have been adjusted to reflect the maximum front-end sales charge currently
                         applicable to the Class A and Class 2 shares, and the
                         maximum deferred sales charge currently applicable to
                         Class B and Class 2 shares.

                         Class B, Class 2, and Class O shares are newly offered.
                         Class B and Class 2 share performance for the period before those classes were offered would have been lower than that shown for Class A shares because of higher fund expenses and the effects of the deferred sales charge. Class O share performance for the period before that class was offered would have been higher than that shown for Class A shares because Class O shares generally have lower fund expenses and are sold without a sales charge.

                         The fund's performance reflects certain fee waivers or reimbursements. If these are reduced or eliminated, the fund's performance may go down.

 The bar chart indicates the risks of
 investing in the fund by showing
 changes in the fund's performance
 from year to year. Past performance
 does not necessarily indicate how
 the fund will perform in the future.
 QUARTERLY RETURNS: Highest:
 6.98% in 1st quarter 1995;
 Lowest:  - 5.98% in 1st quarter
 1994.
 YEAR TO DATE PERFORMANCE AS OF
 9/30/01: 4.47%


                                     [CHART]

                                 % Total Return
                        Calendar years ended December 31
  91        92        93        94        95        96        97        98        99        00
  --        --        --        --        --        --        --        --        --        --
 12.34      7.86      12.03    -7.47     17.89     3.01       9.62      6.89     -3.73     11.55



                    TOTAL RETURN The bar chart shows the performance of the fund's Class A shares for each of the calendar years indicated. Class B, 2 and O shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

----------------------------------------------------------------------------
 PERFORMANCE TABLE

 THIS TABLE ASSUMES IMPOSITION OF THE MAXIMUM SALES CHARGE APPLICABLE TO THE CLASS, REDEMPTION OF SHARES AT THE END OF THE PERIOD AND THE REINVESTMENT OF DISTRIBUTIONS AND DIVIDENDS.

-------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEARS ENDED DECEMBER 31, 2000)
 Class                                     1 Year          5 Years     10 Years
-------------------------------------------------------------------------------
 Class A                                   6.25%            4.30%       6.22%
-------------------------------------------------------------------------------
 Class B                                   6.55%            5.16%       6.74%
-------------------------------------------------------------------------------
 Class 2                                   9.43%            5.11%       6.63%
-------------------------------------------------------------------------------
 Class O                                   11.55%           5.32%       6.74%
-------------------------------------------------------------------------------
 Lehman Municipal Bond Index               11.68%           5.84%       7.32%
-------------------------------------------------------------------------------

                   COMPARATIVE PERFORMANCE The table indicates the risk of investing in the fund by comparing the average annual total return of each class for the periods shown to that of the Lehman Municipal Bond Index, a broad based unmanaged index of municipal bonds.

                     Salomon Brothers Investment Series - 39

 FEE TABLE

----------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT                                        CLASS A   CLASS B   CLASS 2   CLASS O
----------------------------------------------------------------------------------------
 Maximum sales charge on purchases                  4.75%*     None     1.00%       None
----------------------------------------------------------------------------------------
 Maximum deferred sales charge on redemptions        None     5.00%     1.00%       None
----------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES
 (PAID BY THE FUND AS A % OF NET ASSETS)
----------------------------------------------------------------------------------------
 Management fees                                    0.50%     0.50%     0.50%      0.50%
----------------------------------------------------------------------------------------
 Distribution and service (12b-1) fee               0.25%     1.00%     0.75%       None
----------------------------------------------------------------------------------------
 Other expenses**                                   0.13%     0.13%     0.13%      0.13%
----------------------------------------------------------------------------------------
 Total annual fund operating expenses**             0.88%     1.63%     1.38%      0.63%
----------------------------------------------------------------------------------------

  * If you buy Class A Shares in amounts of $50,000 or more, the sales charge is lower. You may buy Class A shares in amounts $1,000,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

 ** Because Class B, Class 2, and Class O shares are newly offered, 'Other expenses' have been estimated based on expenses incurred by Class A shares.

                   FEES AND EXPENSES This table sets forth the fees and expenses you will pay if you invest in shares of the fund. Because the manager voluntarily agreed to waive its management fee and reimbursed certain expenses for the fiscal year ended December 31, 2000, the actual total operating expenses, based on current fees and expenses, for each class were (in the case of Class A shares) or would have been (in the case of Class B, 2, and O shares):
                     Class  A: 0.80%
                     Class  B: 1.55%
                     Class  2: 1.30%
                     Class  O: 0.55%
                   The manager may discontinue this waiver and reimbursement at any time.

 EXAMPLE

------------------------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES               1 YEAR    3 YEARS   5 YEARS   10 YEARS
 Your costs would be
------------------------------------------------------------------------------------------
 Class A                                            $561      $742      $939       $1,508
------------------------------------------------------------------------------------------
 Class B (redemption at end of period)              $666      $814      $987       $1,493
------------------------------------------------------------------------------------------
 Class B (no redemption)                            $166      $514      $887       $1,493
------------------------------------------------------------------------------------------
 Class 2 (redemption at end of period)              $339      $533      $848       $1,741
------------------------------------------------------------------------------------------
 Class 2 (no redemption)                            $239      $533      $848       $1,741
------------------------------------------------------------------------------------------
 Class O                                            $ 63      $202      $351       $  786
------------------------------------------------------------------------------------------

 The example assumes: You invest $10,000 for the period shown You reinvest all distributions and dividends without a sales charge The fund's operating expenses remain the same Your investment has a 5% return each year Redemption of your shares at the end of the period (unless otherwise indicated)

                   This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower.

                     Salomon Brothers Investment Series - 40

--------------------------------------------------------------------------------
 SMALL CAP GROWTH FUND

 INVESTMENT              The fund seeks long-term growth of capital.
 OBJECTIVE
-------------------------------------------------------------------------------------
 PRINCIPAL               The fund invests primarily in equity securities of companies
 INVESTMENT              with market capitalizations at the time of purchase similar
 STRATEGY                to that of the companies included in the Russell 2000 Growth
                         Index. The Russell 2000 Growth Index includes companies
                         with market capitalizations below the top 1000 stocks
                         of the equity market. The Index is reconstituted
                         annually, each June 30. As of June 30, 2000, the date
                         of the most recent reconstitution, the market
                         capitalization of companies included in the Russell
                         2000 Index ranged from $75 million to $3.85 billion.
-------------------------------------------------------------------------------------
 HOW THE                 The manager emphasizes companies which it believes have
 MANAGER                 favorable growth prospects and potential for significant
 SELECTS THE             capital appreciation. In selecting individual companies for
 FUND'S                  investment, the manager looks for:
 INVESTMENTS              Companies that either occupy a dominant position in an
                          emerging industry or a growing market share in larger,
                          fragmented industries.
                          Favorable sales and/or earnings growth trends. High or
                          improving return on capital. Strong financial
                          condition. Experienced and effective management.
-------------------------------------------------------------------------------------
 PRINCIPAL               While investing in equity securities historically has
 RISKS OF                produced greater average returns than investments in fixed
 INVESTING IN            income securities, small cap securities may involve added
 THE FUND                risks. Investors can lose money on their investment in the fund, or the fund may not perform as well as other
                         investments, if any of the following occurs:
                          Small capitalization stocks fall out of favor with
 Investing in             investors.
 small                    Recession or adverse economic trends adversely affects the
 capitalization           earnings or financial condition of small companies.
 companies                The manager's judgment about the attractiveness, growth
 involves a               prospects or potential appreciation of the fund's
 substantial risk         investments proves to be incorrect.
 of loss.                 Greater volatility of share price because of the fund's
                          focus on small cap companies. Compared to large cap
                          companies, small cap companies and the market for
                          their equity securities are more likely to:
                           Be more sensitive to changes in earnings results and
                           investor expectations. Have more limited product
                           lines, capital resources and management depth.
                           Experience sharper swings in market values. Be harder
                           to sell at the times and prices the manager believes
                           appropriate.
                           Offer greater potential for gain and loss.

                         Growth securities typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall.

                     Salomon Brothers Investment Series - 41

 PERFORMANCE
 The bar chart indicates the risks of
 investing in the fund by showing
 changes in the fund's performance
 from year to year. Past performance
 does not necessarily indicate how
 the fund will perform in the future.
 QUARTERLY RETURNS: Highest:
 33.45% in 4th quarter 1999;
 Lowest:  - 8.42% in 4th quarter
 2000.


                      [CHART]
                   % Total Return
          Calendar years ended December 31
                   99           00
                   --           --
                 57.52         14.08

                                                       TOTAL RETURN The bar
                                                       chart shows the
                                                       performance of the fund's
                                                       Class A shares for each
                                                       of the calendar years
                                                       indicated. Class B, 2 and
                                                       O shares would have
                                                       different performance
                                                       because of their
                                                       different expenses. The
                                                       performance information
                                                       in the chart does not
                                                       reflect sales charges,
                                                       which would reduce your
                                                       return.

 PERFORMANCE TABLE

------------------------------------------------------------------------------
 THIS TABLE ASSUMES IMPOSITION OF MAXIMUM SALES CHARGE APPLICABLE TO THE CLASS, REDEMPTION OF SHARES AT THE END OF THE PERIOD AND THE REINVESTMENT OF DISTRIBUTIONS AND DIVIDENDS.

------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEAR ENDED DECEMBER 31, 2000)
Class                    Inception Date      1 Year            Since Inception
------------------------------------------------------------------------------
 Class A                      7/1/98           7.53%                  30.95%
------------------------------------------------------------------------------
 Class B                      7/1/98           9.16%                  32.25%
------------------------------------------------------------------------------
 Class 2'D'                   7/1/98          11.27%                  32.58%
------------------------------------------------------------------------------
 Class O                      7/1/98          14.36%                  34.49%
------------------------------------------------------------------------------
 Russell 2000 Growth Index    7/1/98         -22.43%                   2.43%
------------------------------------------------------------------------------
 Russell 2000 Index           7/1/98          -3.02%                   3.36%
------------------------------------------------------------------------------

                                                       COMPARATIVE PERFORMANCE
                                                       The table indicates the
                                                       risk of investing in the
                                                       fund by comparing the
                                                       average annual total
                                                       return of each class for
                                                       the periods shown to that
                                                       of the Russell 2000
                                                       Growth Index, an index
                                                       which measures the
                                                       performance of those
                                                       Russell 2000 Index
                                                       companies with higher
                                                       price-to-book ratios and
                                                       higher forecasted growth
                                                       values and the Russell
                                                       2000 Index, an index
                                                       which includes companies
                                                       with market
                                                       capitalizations below the
                                                       top 1,000 of stocks of
                                                       the equity market.
                                                       'D'formerly Class C

 FEE TABLE

--------------------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT)                                      CLASS A   CLASS B   CLASS 2   CLASS O   CLASS Y
--------------------------------------------------------------------------------------------------
 Maximum sales charge on purchases                 5.75%*     None     1.00%      None      None
--------------------------------------------------------------------------------------------------
 Maximum deferred sales charge on redemptions      None*     5.00%     1.00%      None      None
--------------------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
 A % OF NET ASSETS)
--------------------------------------------------------------------------------------------------
   Management fees                                 0.80%     0.80%     0.80%     0.80%     0.80%
--------------------------------------------------------------------------------------------------
   Distribution and service (12b-1) fee            0.25%     1.00%     1.00%      None      None
--------------------------------------------------------------------------------------------------
   Other expenses                                  0.34%     0.34%     0.34%     0.37%    0.37%**
--------------------------------------------------------------------------------------------------
   Total Annual fund operating expenses            1.39%     2.14%     2.14%     1.17%    1.17%**
--------------------------------------------------------------------------------------------------
 *If you buy Class A Shares in amounts of $50,000 or more the sales charge is lower. You may buy Class A Shares in amounts $1,000,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.
**Based on estimated amounts for the fiscal year ending December 31, 2001.
--------------------------------------------------------------------------------------------------

                                                       FEES AND EXPENSES This
                                                       table sets forth the fees
                                                       and expenses you will pay
                                                       if you invest in shares
                                                       of the fund.


                     Salomon Brothers Investment Series - 42

 EXAMPLE

--------------------------------------------------------------------------------------------------
NUMBER OF YEARS YOU OWN YOUR SHARES               1 YEAR    3 YEARS   5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------------
 Your costs would be
 Class A                                           $708      $990      $1,292      $2,148
--------------------------------------------------------------------------------------------------
 Class B (redemption at end of period)              717       970       1,349       2,197
--------------------------------------------------------------------------------------------------
 Class B (no redemption)                            217       670       1,149       2,197
--------------------------------------------------------------------------------------------------
 Class 2 (redemption at end of period)              415       763       1,236       2,548
--------------------------------------------------------------------------------------------------
 Class 2 (no redemption)                            315       763       1,238       2,548
--------------------------------------------------------------------------------------------------
 Class O (redemption at end of period)              119       372         644       1,420
--------------------------------------------------------------------------------------------------
 Class Y                                            119       372         644       1,420
--------------------------------------------------------------------------------------------------
 The example assumes: You invest $10,000 for the period shown
                      You reinvest all distributions and dividends without a
                      sales charge The fund's operating expenses remain the same
                      Your investment has a 5% return each year Redemption of
                      your shares at the end of the period

                                                       This example helps you
                                                       compare the cost of
                                                       investing in the fund
                                                       with other mutual funds.
                                                       Your actual cost may be
                                                       higher or lower.

                     Salomon Brothers Investment Series - 43

--------------------------------------------------------------------------------
 STRATEGIC BOND FUND

 INVESTMENT              The fund seeks a high level of current income. As a
 OBJECTIVE               secondary objective, the fund seeks capital appreciation.
-------------------------------------------------------------------------------------
 PRINCIPAL               The fund invests primarily in a globally diverse portfolio
 INVESTMENT              of fixed income securities. The manager has broad discretion
 STRATEGY                to allocate the fund's assets among the following segments of the global market for fixed income securities:

                          U.S. government obligations           Mortgage and asset-backed securities
                          Investment and non-investment grade   Investment and non-investment grade
                          U.S. and foreign corporate debt       sovereign debt, including issuers
                                                                in emerging markets

                         CREDIT QUALITY: The fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of the fund's assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the manager. Below investment grade securities are commonly referred to as 'junk bonds'.

                         MATURITY: The fund has no specific average portfolio
                         maturity requirement, but generally anticipates maintaining a range of 4.5 to 10 years. The fund may hold individual
                         securities of any maturity.
-------------------------------------------------------------------------------------
 HOW THE                 The manager uses a combination of quantitative models which
 MANAGER                 seek to measure the relative risks and opportunities of each
 SELECTS THE             market segment based upon economic, market, political,
 FUND'S                  currency and technical data and its own assessment of
 INVESTMENTS             economic and market conditions to create an optimal
                         risk/return allocation of the fund's assets among
                         various segments of the fixed income market. After the
                         manager makes its sector allocations, the manager uses
                         traditional credit analysis to identify individual
                         securities for the fund's portfolio.

                         In selecting corporate debt for investment, the manager considers the issuer's:

                          Financial condition.

                          Sensitivity to economic conditions and trends.

                          Operating history.
                          Experience and track record of management.

                         In selecting foreign government debt for investment, the manager considers the issuer's:

                          Economic and political conditions within the issuer's country.

                          Overall and external debt levels and debt service ratios.

                          Access to capital markets.

                          Debt service payment history.

                         In selecting U.S. government and agency for investment obligations and mortgage-backed securities for investment, the manager considers the following factors:

                          Yield curve shifts.

                          Credit quality.

                          Changing prepayment patterns.
-------------------------------------------------------------------------------------

                     Salomon Brothers Investment Series - 44

 PRINCIPAL RISKS         Investors could lose money on their investment in the fund,
 OF INVESTING IN         or the fund may not perform as well as other investments, if
 THE FUND                any of the following occurs:

                          Interest rates go up, causing the prices of fixed-income securities to decline and reducing the value of the fund's investments.

                          The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.

                          During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk.

                          During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments.
                          This may lock in a below market interest rate, increase the security's duration and reduce the value of the security. This is known as extension risk.

                          The manager's judgment about the attractiveness, relative value or potential appreciation of a particular sector or security proves to be incorrect.

                         To the extent the fund invests significantly in asset-backed and mortgage-related securities, its exposure to prepayment and extension risks may be greater than other investments in fixed income securities. Mortgage derivatives held by the fund may have especially volatile prices and may have a disproportionate effect on the fund's share price.

 Investments             High yield securities are considered speculative with respect
 in high yield           to the issuer's ability to pay interest and principal and are
 securities              susceptible to default or decline in market value due to
 involve a               adverse economic and business developments. The market values
 substantial risk        for high yield securities tend to be very volatile, and these
 of loss.                securities are less liquid than investment grade debt
                         securities. For these reasons, your investment in the fund is subject to increased price sensitivity to changing interest rates and a greater risk of loss due to default or declining credit quality. Also, negative market sentiment towards high yield securities depresses the price and liquidity of high yield securities. This negative perception could last for a significant period of time.

                         Investing in foreign issuers, including emerging market issuers, may involve unique risks compared to investing in the securities of U.S. issuers. Some of these risks do not apply to larger more developed countries. These risks are more pronounced to the extent the fund invests in issuers in countries with emerging markets or if the fund invests significantly in one country.
                         These risks may include:

                          Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure and accounting standards or regulatory practices.

                          Many non-U.S. markets are smaller, less liquid and more
                          volatile than U.S. markets. In a changing market, the
                          manager may not be able to sell the fund's portfolio
                          securities in amounts and at prices the manager considers
                          reasonable.

                          Economic, political and social developments significantly disrupt the financial markets or interfere with the Fund's ability to enforce its rights against foreign government issuers.

                     Salomon Brothers Investment Series - 45

 PERFORMANCE
 The bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year.
 Past performance does not
 necessarily indicate how the fund
 will perform in the future.
 QUARTERLY RETURNS: Highest:
 5.65% in 4th quarter 1999;
 Lowest:  - 3.47% in 3rd quarter
 1998.


                      [CHART]

               % Total Return
       Calendar years ended December 31
  96        97        98        99        00
  --        --        --        --        --
 14.05     11.23      1.05      4.96      1.77

                   TOTAL RETURN The bar chart shows the performance of the fund's Class A shares for each of the calendar years indicated. Class B, 2 and O shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

-------------------------------------------------------------------------------
 PERFORMANCE TABLE
 THIS TABLE ASSUMES IMPOSITION OF MAXIMUM SALES CHARGE APPLICABLE TO THE CLASS, REDEMPTION OF SHARES AT THE END OF THE PERIOD AND THE REINVESTMENT OF DISTRIBUTIONS AND DIVIDENDS.

--------------------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEARS ENDED DECEMBER 31, 2000)
        Class           Inception Date        1 Year            5 Year       Since Inception
--------------------------------------------------------------------------------------------
 Class A                   2/22/95           -3.07%            5.45%             7.45%
--------------------------------------------------------------------------------------------
 Class B                   2/22/95           -3.66%            5.36%             7.40%
--------------------------------------------------------------------------------------------
 Class 2'D'                2/22/95           -0.73%            5.55%             7.43%
--------------------------------------------------------------------------------------------
 Class O                   2/22/95            2.05%            6.74%             8.61%
--------------------------------------------------------------------------------------------
 SSB Big Index             2/22/95           11.59%            6.45%             7.91%
--------------------------------------------------------------------------------------------

                    COMPARATIVE
                    PERFORMANCE
                    The table indicates the risk of investing in the fund by comparing the average annual total return of each class for the periods shown to that of the Salomon Smith Barney Broad Investment Grade Bond Index ('SSB Big Index'), a broad-based unmanaged index of corporate bonds.

                   'D'formerly Class C

-------------------------------------------------------------------------------
 FEE TABLE

----------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR
 INVESTMENT                                        CLASS A   CLASS B   CLASS 2   CLASS O
----------------------------------------------------------------------------------------
 *Maximum sales charge on purchases                 4.75%*     None     1.00%      None
----------------------------------------------------------------------------------------
  Maximum deferred sales charge on redemptions       None     5.00%     1.00%      None
----------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
  A % OF NET ASSETS)
----------------------------------------------------------------------------------------
   Management fees                                  0.75%     0.75%     0.75%       0.75%
----------------------------------------------------------------------------------------
   Distribution and service (12b-1) fee             0.25%     1.00%     0.75%        None
----------------------------------------------------------------------------------------
   Other expenses                                   0.39%     0.38%     0.39%       0.39%
----------------------------------------------------------------------------------------
   Total annual fund operating expenses             1.39%     2.13%     1.89%       1.14%
----------------------------------------------------------------------------------------

 *If you buy Class A Shares in amounts of $50,000 or more the sales charge is lower. You may buy Class A Shares in amounts of $1,000,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

                   FEES AND EXPENSES This table sets forth the fees and expenses you will pay if you invest in shares of the fund. Because the manager voluntarily agreed to waive a portion of its management fee for the fiscal year ended December 31, 2000, the actual total operating expenses for each class were:
                     Class A: 1.24%
                     Class B: 1.99%
                     Class 2: 1.74%
                     Class O: 0.99%
                   The manager may discontinue this waiver at any time.

-------------------------------------------------------------------------
 EXAMPLE

-----------------------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES               1 YEAR    3 YEARS   5 YEARS   10 YEARS
 Your costs would be
-----------------------------------------------------------------------------------------
 Class A                                             $610      $894    $1,199      $2,064
-----------------------------------------------------------------------------------------
 Class B (redemption at end of period)                716       967     1,344       2,185
-----------------------------------------------------------------------------------------
 Class B (no redemption)                              216       667     1,144       2,185
-----------------------------------------------------------------------------------------
 Class 2 (redemption at end of period)                390       688     1,111       2,289
-----------------------------------------------------------------------------------------
 Class 2 (no redemption)                              290       688     1,111       2,289
-----------------------------------------------------------------------------------------
 Class O                                              116       362       628       1,386
-----------------------------------------------------------------------------------------

 The example assumes: You invest $10,000 for the period shown You reinvest all distributions and dividends without a sales charge The fund's operating expenses remain the same Your investment has a 5% return each year Redemption of your shares at the end of the period.

                   This example helps you compare the cost of investing in the fund with other mutual funds. Your actual cost may be higher or lower.

                     Salomon Brothers Investment Series - 46

--------------------------------------------------------------------------------
 U.S. GOVERNMENT INCOME FUND

 INVESTMENT The fund seeks to obtain a high level of current income.
 OBJECTIVE
-------------------------------------------------------------------------------------
 PRINCIPAL INVESTMENT    Under normal circumstances, the fund invests in debt
 STRATEGY                securities and mortgage-backed securities issued or
                         guaranteed by the U.S. government, its agencies or
                         instrumentalities. The fund may also invest in private pools of mortgages the payment of principal and interest of which is guaranteed by the U.S. government, its agencies or
                         instrumentalities. Agency and instrumentality securities may be backed by the full faith and credit of the U.S. Treasury, by the right of the issuer to borrow from the U.S.
                         government or only by the credit of the issuer itself.
                         DURATION: The fund normally maintains an average portfolio effective duration of two to four years. Duration is an
                         approximate measure of the sensitivity of the market value of the fund's portfolio to changes in interest rates.
-------------------------------------------------------------------------------------
 HOW THE                 The manager focuses on identifying undervalued sectors and
 MANAGER                 securities. Specifically, the manager:
 SELECTS THE              Monitors the spread between U.S. Treasury and Government
 FUND'S                   agency or instrumentality issuers and purchases agency and
 INVESTMENTS              instrumentality issues which it believes will provide a
                          total return advantage.
                          Determines sector or maturity weightings based on
                          intermediate and long-term assessments of the economic
                          environment and relative value factors based on
                          interest rate outlook.
                          Uses research to uncover inefficient sectors of the
                          government and mortgage markets and adjusts portfolio
                          positions to take advantage of new information.
                          Measures the potential impact of supply/demand
                          imbalances, yield curve shifts and changing prepayment
                          patterns to identify individual securities that
                          balance potential return and risk.
-------------------------------------------------------------------------------------
 PRINCIPAL                Investors could lose money on their investment in the fund
 RISKS OF                 or the fund's performance could fall below other possible
 INVESTING IN             investments if any of the following occurs:  Interest
 THE FUND                 rates increase, causing the prices of fixed-income
                          securities to decline and reducing the value of the
                          fund's investments. As interest rates decline, the
                          issuers of mortgage-related securities held by the
                          fund may pay principal earlier than scheduled, forcing
                          the fund to reinvest in lower yielding securities.
                          This is called prepayment or call risk. As interest
                          rates increase, slower than expected principal
                          payments may extend the average life of fixed income
                          securities, locking in below-market interest rates and
                          reducing the value of these securities. This is called
                          extension risk.
                          Increased volatility in share price to the extent the
                          fund holds mortgage derivative securities because of
                          their imbedded leverage or unusual interest rate reset
                          terms. The manager's judgment about interest rates or
                          the attractiveness, value or income potential of a
                          particular security proves incorrect.

                         Payments of principal and interest on mortgage pools issued by government related organizations are not guaranteed by the U.S. government. Although mortgage pools issued by U.S. agencies are guaranteed with respect to payments of principal and interest, such guarantee does not apply to losses resulting from declines in the market value of such securities.

                     Salomon Brothers Investment Series - 47

 PERFORMANCE
 The bar chart indicates the risks of
 investing in the fund by showing
 changes in the fund's performance
 from year to year. Past performance
 does not necessarily indicate how
 the fund will perform in the future.
 QUARTERLY RETURNS: Highest:
 4.30% in 3rd quarter 1998;
 Lowest:  - 1.20% in 1st quarter
 1996.

                          [CHART]
                      % Total Return
             Calendar years ended December 31
            96      97      98      99     00
            --      --      --      --     --
           3.59    7.86    7.63    1.52   7.91

                                                       TOTAL RETURN The bar
                                                       chart shows the
                                                       performance of the fund's
                                                       Class A shares for each
                                                       of the calendar years
                                                       indicated. Class B, 2 and
                                                       O shares would have
                                                       different performance
                                                       because of their
                                                       different expenses. The
                                                       performance information
                                                       in the chart does not
                                                       reflect sales charges,
                                                       which would reduce your
                                                       return.

 PERFORMANCE TABLE
 THIS TABLE ASSUMES IMPOSITION OF MAXIMUM SALES CHARGE APPLICABLE TO THE CLASS,
 REDEMPTION OF SHARES AT THE END OF THE PERIOD AND THE REINVESTMENT OF
 DISTRIBUTIONS AND DIVIDENDS.

--------------------------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS (CALENDAR YEARS ENDED DECEMBER 31, 2000)
--------------------------------------------------------------------------------------------
        Class           Inception Date        1 Year           5 Years       Since Inception
--------------------------------------------------------------------------------------------
 Class A                   2/22/95            2.78%             4.65%             5.57%
--------------------------------------------------------------------------------------------
 Class B                   2/22/95            2.18%             4.58%             5.55%
--------------------------------------------------------------------------------------------
 Class 2'D'                2/22/95            5.37%             4.77%             5.56%
--------------------------------------------------------------------------------------------
 Class O                   2/22/95            8.45%             6.00%             6.78%
--------------------------------------------------------------------------------------------
 SSB Index                 2/22/95            8.91%             6.04%             6.78%
--------------------------------------------------------------------------------------------

                                                        COMPARATIVE PERFORMANCE
                                                        The table indicates the
                                                        risk of investing in the
                                                        fund by comparing the
                                                        average annual total
                                                        return of the fund for
                                                        the periods shown to
                                                        that of the Salomon
                                                        Smith Barney 1-5 Year
                                                        Treasury Bond Index
                                                        ('SSB Index'), a
                                                        broad-based unmanaged
                                                        index of U.S. Treasury
                                                        securities. 'D'formerly
                                                        Class C
 FEE TABLE

----------------------------------------------------------------------------------------------
 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS A   CLASS B   CLASS 2   CLASS O
----------------------------------------------------------------------------------------------
 *Maximum sales charge on purchases                      4.75%*     None      None      None
 Maximum deferred sales charge on redemptions             None     5.00%     1.00%      None
----------------------------------------------------------------------------------------------
 ANNUAL FUND OPERATING EXPENSES (PAID BY THE FUND AS
 A % OF NET ASSETS)
   Management fees                                       0.60%     0.60%     0.60%     0.60%
----------------------------------------------------------------------------------------------
   Distribution and service (12b-1) fee                  0.25%     1.00%     0.75%      None
----------------------------------------------------------------------------------------------
   Other expenses                                        0.75%     0.77%     0.77%     0.76%
----------------------------------------------------------------------------------------------
   Total annual fund operating expenses                  1.60%     2.37%     2.12%     1.36%
----------------------------------------------------------------------------------------------
 *If you buy Class A Shares in amounts of $50,000 or more the sales charge is lower. You may buy Class A Shares in amounts of $1,000,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

                                                       FEES AND EXPENSES This
                                                       table sets forth the fees
                                                       and expenses you will pay
                                                       if you invest in shares
                                                       of the fund. Because the
                                                       manager voluntarily
                                                       agreed to waive a portion
                                                       of its management fee and
                                                       reimbursed certain
                                                       expenses for the fiscal
                                                       year ended December 31,
                                                       2000, the actual total
                                                       operating expenses for
                                                       each class were:
                                                           Class A: 0.84%
                                                           Class B: 1.60%
                                                           Class 2: 1.35%
                                                           Class O: 0.60%
                                                       The manager may
                                                       discontinue this waiver
                                                       at any time.

 EXAMPLE

----------------------------------------------------------------------------------------------
 NUMBER OF YEARS YOU OWN YOUR SHARES               1 YEAR    3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------
 Your costs would be
 Class A                                            $630     $  956    $1,304      $2,285
----------------------------------------------------------------------------------------------
 Class B (redemption at end of period)               740      1,039     1,465       2,425
----------------------------------------------------------------------------------------------
 Class B (no redemption)                             240        739     1,265       2,425
----------------------------------------------------------------------------------------------
 Class 2 (redemption at end of period)               413        757     1,228       2,527
----------------------------------------------------------------------------------------------
 Class 2 (no redemption)                             313        757     1,228       2,527
----------------------------------------------------------------------------------------------
 Class O                                             138        431       745       1,635
----------------------------------------------------------------------------------------------
 The example assumes: You invest $10,000 for the period shown
                      You reinvest all distributions and dividends without a
                      sales charge The fund's operating expenses remain the same
                      Your investment has a 5% return each year Redemption of
                      your shares at the end of the period

                                                       This example helps you
                                                       compare the cost of
                                                       investing in the fund
                                                       with other mutual funds.
                                                       Your actual cost may be
                                                       higher or lower.

                     Salomon Brothers Investment Series - 48

---------------------------------------------------------------
    Salomon Brothers Investment Series

ACCOUNT                                                             APPLICATION
                                                                    Please Note:
                                                                    A separate
                                                                    application
                                                                    must be used
                                                                    to open an
                                                                    IRA account.
--------------------------------------------------------------------------------

 1. TYPE OF ACCOUNT (Please print)  (Account will not be opened without Taxpayer
                                                I.D. No. or Social Security No.)

[ ] INDIVIDUAL           [ ] JOINT     Social Security No. or Taxpayer I.D. No.

Name _________________________________       __________________________________
Joint Registrant (if any)(1),(2)       Social Security No. or Taxpayer I.D. No.

Name _________________________________       __________________________________

(1) Use only the Social Security Number or Taxpayer Indentification Number of the first listed joint tenant.

(2) For joint registrations, the account registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.
--------------------------------------------------------------------------------

[ ] UNIFORM GIFT TO MINORS OR   [ ] UNIFORM TRANSFER TO MINORS (where allowed by
                                                                            law)
Name of Adult Custodian (only one permitted)
Name ______________________________________________
Minor's Date of Birth _____________________________
Name of Minor (only one permitted)                   Minor's Social Security No.
Name ___________________________________________     __________________________
                (Account will not be opened without minor's Social Security No.)

under the _______________________________ Uniform Gifts/Transfer to Minors Act.
            State of Residence of Minor
--------------------------------------------------------------------------------

[ ] CORPORATION                      [ ] PARTNERSHIP               [ ]   Social Security No. or Taxpayer I.D. No.

[ ] TRUST*                           [ ] OTHER                           ________________________________________

   (Account will not be opened without Taxpayer I.D. No. or Social Security No.)
                                  ----------------------------------------------
Name of Corporation, Partnership, or Other
-------------------------------------------------------------------------------
Name(s) of Trustee(s) _________________________________________________________

*If a Trust, include date of trust instrument and list trustees if they are to be named in the registration.
                                        Date of the Trust Agreement ____________
--------------------------------------------------------------------------------

 2. MAILING ADDRESS

Street or P.O. Box _____________________________________________________________
                   -------------------------------------------------------------
City ______________________     State ____                 Zip __________
Business Telephone ___________________   Home Telephone ________________________
--------------------------------------------------------------------------------

 3. INVESTMENT INFORMATION

METHOD OF INVESTMENT

[ ] I have enclosed a check for the minimum of $250 per Fund.

[ ] I have enclosed a check for the minimum of $25 per Fund and completed the Automatic Investment Plan information in Section 10.

[ ] I purchased ___ shares of ____ through my broker on ___/___/___.
    Confirm #____

PLEASE MAKE MY INVESTMENT IN THE FUNDS DESIGNATED BELOW:

 CLASS A    CLASS B    CLASS 2   SALOMON BROTHERS INVESTMENT SERIES              INVESTMENT
-----------------------------------------------------------------------------------------------
                                 All Cap Value Fund                          $
---------  ---------  ---------                                               -----------------
                                 Asia Growth Fund                            $
---------  ---------  ---------                                               -----------------
                                 International Equity Fund                   $
---------  ---------  ---------                                               -----------------
                                 Small Cap Growth Fund                       $
---------  ---------  ---------                                               -----------------
                                 Capital Fund                                $
---------  ---------  ---------                                               -----------------
                                 Large Cap Growth Fund                       $
---------  ---------  ---------                                               -----------------
                                 Investors Value Fund                        $
---------  ---------  ---------                                               -----------------
                                 Balanced Fund                               $
---------  ---------  ---------                                               -----------------
                                 High Yield Bond Fund                        $
---------  ---------  ---------                                               -----------------
                                 Strategic Bond Fund                         $
---------  ---------  ---------                                               -----------------
                                 U.S. Government Income Fund                 $
---------  ---------  ---------                                               -----------------
                                 New York Municipal Money Market Fund        $
---------  ---------  ---------                                               -----------------
                                 Cash Management Fund                        $
---------  ---------  ---------                                               -----------------
                                 Large Cap Core Equity Fund                  $
---------  ---------  ---------                                               -----------------
                                 Mid Cap Fund                                $
---------  ---------  ---------                                               -----------------
                                 California Tax Free Income Fund             $
---------  ---------  ---------                                               -----------------
                                 New York Tax Free Income Fund               $
---------  ---------  ---------                                               -----------------
                                 National Tax Free Income Fund               $
---------  ---------  ---------                                               -----------------
                                                    TOTAL INVESTMENT AMOUNT  $
                                                                              -----------------

-----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 4. REDUCED SALES CHARGE (Available for CLASS A Shares Only)

METHOD OF INVESTMENT

Are you a shareholder in another Salomon Brothers Investment Series
Fund?   [ ] Yes   [ ] No

[ ] I apply for Right of Accumulation reduced sales charges based on the following Salomon Brothers Investment Series Fund accounts (excluding Class B and Class 2 Shares).

Fund                                       Account No. or Social Security No.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

LETTER OF INTENT

[ ] I agree to the Letter of Intent provisions contained in the Fund's current Prospectus. During a 13-month period, I plan to invest a dollar amount of at least:

[ ] $50,000     [ ] $100,000    [ ] $250,000    [ ] $500,000    [ ] $1,000,000
--------------------------------------------------------------------------------

 5. DIVIDEND AND CAPITAL GAINS DISTRIBUTIONS

Dividends and capital gains will be reinvested in the same Fund if no other option is selected.

DIVIDENDS                                                CAPITAL GAINS
[                                                            ] I wish to
                                                             reinvest dividends
                                                             in the same Fund. [
                                                             ] I wish to
                                                             reinvest capital
                                                             gains in the same
                                                             Fund.
[ ] I wish to have dividends paid in cash.               [ ] I wish to have capital gains paid in cash.

The AUTOMATIC DIVIDEND DIVERSIFICATION PROGRAM allows an investor to have dividends and any other distributions from a Fund automatically used to purchase shares of the same class of any other Fund. The receiving account must be in the same name as your existing account.

[   ] Please reinvest dividends and capital gains from the ___ Fund to the ___
    Fund.

OPTIONAL FEATURES
--------------------------------------------------------------------------------

 6. AUTOMATIC WITHDRAWAL PLAN

I would like to establish an Automatic Withdrawal in the amount of $_____ to be executed on the __ day of the month (or the next business day if the selected day falls on a weekend or holiday).

[ ] Monthly        [ ] Quarterly       [ ] Startup Month/Year:________________

Automatic Withdrawals will be made on or near the 10th day of the month if no Date is selected.

A minimum account value of $10,000 in a single account is required to establish a monthly withdrawal plan. For quarterly plans a minimum of $5,000 in a single account is required.

For the Investors Value Fund and the Capital Fund, shareholders are required to have a minimum value of $7,500 in a single account. A shareholder can arrange for automatic distributions to be made monthly or quarterly for amounts not less than $50 from each Fund.

Please mail checks to:                                  Wire transfers to:
[ ] Address of Record (named in Section 2)              [ ] Bank of Record (named in Section 10)

Name __________________________________________________________________________
Address _______________________________________________________________________
City ___________________________________  State____   Zip__________

--------------------------------------------------------------------------------

 7. TELEPHONE REDEMPTION PRIVILEGE

Unless indicated below, I authorize the Transfer Agent to accept instructions from any person to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund's current Prospectus. Checks for redemption of proceeds will be sent by check via U.S. Mail to the address of record, unless the information in Section 10 is completed for redemption by wire of $500 or more.

[ ] I DO NOT want the Telephone Redemption Privilege.
--------------------------------------------------------------------------------

 8. SYSTEMATIC INVESTMENT PLAN

I would like to exchange shares in my ______________ Fund account, for which no certificates have been issued, to:

$ ____________ into the _______________________________ Fund, Account # ________
  $25 Minimum
$ ____________ into the _______________________________ Fund, Account # ________
  $25 Minimum
$ ____________ into the _______________________________ Fund, Account # ________
  $25 Minimum

The exchange will occur on or about the 15th of each month, beginning in the month of_______

--------------------------------------------------------------------------------

 9. TELEPHONE EXCHANGE PRIVILEGE

Unless indicated below, I authorize the Transfer Agent to accept instructions from any person to exchange shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Funds' current prospectus.

[ ] I DO NOT want the Telephone Exchange Privilege.

--------------------------------------------------------------------------------

 10. AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan, which is available to shareholders of the Salomon Brothers Investment Series Funds, makes possible regular monthly purchases of Fund shares to allow dollar-cost averaging. The Funds' transfer agent can arrange for an amount of money selected by you ($25 minimum) to be deducted from your checking account and used to purchase shares of a specified Salomon Brothers Investment Series Fund.

Please withdraw $______________ from my checking account (named in Section 11) on the _______ day of the month for investment:

[ ] Monthly             [ ] Every alternate month        [ ] Other

[ ] Quarterly           [ ] Semianually

No more than one investment will be processed per month.

$ ____________ into the ________________________________________________ Fund
   $25 Minimum

$ ____________ into the ________________________________________________ Fund
   $25 Minimum

$ ____________ into the ________________________________________________ Fund
   $25 Minimum

If you are applying for the Telephone Redemption Privilege or Automatic Investment Plan, please attach your voided check on top of our sample below.

    JOHN DOE                                                            000
    123 Main Street
    Anywhere, USA 12345                                   ______________

     --------------------------------------------------$

     -----------------------------------------------------------------------

     ---------------------------------                 ------------------------


--------------------------------------------------------------------------------

 11. BANK OF RECORD

Please attach a voided check in the space provided in Section 10.


Bank Name             _________________________________________________________
Address               _________________________________________________________
City                  ________________________________ State____ Zip __________
Bank ABA No.          _________________________________________________________
Bank Account No.      _________________________________________________________
Account Name          _________________________________________________________

SIGNATURE AND DEALER INFORMATION
--------------------------------------------------------------------------------

 12. SIGNATURE AND TAXPAYER CERTIFICATION

The undersigned warrants that I (we) have full authority and, if a natural person, I (we) am (are) of legal age to purchase shares pursuant to this Application, and have received a current Prospectus for the Salomon Brothers Investment Series Fund(s) in which I (we) am (are) investing. THE UNDERSIGNED ACKNOWLEDGES THAT THE TELEPHONE EXCHANGE PRIVILEGE IS AUTOMATIC AND THAT I (WE) MAY BEAR THE RISK OF LOSS IN THE EVENT OF FRAUDULENT USE OF THE PRIVILEGE. If I
(we) do not want the Telephone Exchange Privilege, I (we) have so indicated on this Application.

UNDER THE INTEREST AND DIVIDEND TAX COMPLIANCE ACT OF 1983, THE FUND IS REQUIRED TO HAVE THE FOLLOWING CERTIFICATION:

UNDER THE PENALTY OF PERJURY, I CERTIFY THAT:

(1) THE NUMBER SHOWN ON THIS FORM IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER (OR I AM WAITING FOR A NUMBER TO BE ISSUED TO ME), AND

(2) I AM NOT SUBJECT TO BACKUP WITHHOLDING BECAUSE: (a) I AM EXEMPT FROM BACKUP WITHHOLDING; OR (b) I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I AM SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS OR; (c) THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING.

(3) I AM A U.S. PERSON (INCLUDING A U.S. RESIDENT ALIEN).
---------------------------------------------------------

CERTIFICATION INSTRUCTIONS -- YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE OF UNDERREPORTING OF INTEREST OR DIVIDENDS ON YOUR TAX RETURN. FOR REAL ESTATE TRANSACTIONS, ITEM (2) DOES NOT APPLY. FOR MORTGAGE INTEREST PAID, THE ACQUISITION OR ABANDONMENT OF SECURED PROPERTY, CONTRIBUTIONS TO AN INDIVIDUAL RETIREMENT ACCOUNT (IRA), AND GENERALLY PAYMENTS OTHER THAN INTEREST AND DIVIDENDS, YOU ARE NOT REQUIRED TO SIGN THE CERTIFICATION, BUT YOU MUST PROVIDE YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER.

[ ] Exempt from Backup Withholding (i.e., exempt entity as described in Application Instructions)

[ ] Nonresident alien [form W-8 attached]  Country of Citizenship _____________

THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

Authorized signature _____________________ Title ________________ Date _________

Authorized signature _____________________ Title ________________ Date _________
--------------------------------------------------------------------------------

 13. FOR DEALER USE ONLY (Please print)

We hereby authorize CFBDS, Inc. to act as our agent in connection with transactions authorized by the Application and agree to notify CFBDS, Inc. of any purchases made under a Letter of Intent or Right of Accumulation. If this Application includes a Telephone Exchange Privilege authorization, a Telephone Redemption Privilege authorization or an Automatic Withdrawal Plan request, we guarantee the signature(s) above.

Dealer's Name _________________________________________________________________
Main Office Address ___________________________________________________________
Dealer Number ______________  Branch # _________    Rep # _____________________
Representative's Name _________________________________________________________
Branch Address _____________________________________Telephone No. _____________
Authorized Signature of Dealer ________________________  Title ________________

If desired, I elect to have third party statements sent to the following address:
================================================================================
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CUSTOMER SERVICE

For customer service, including account information, transfers and Fund prices, you may call
                                 1-800-446-1013
             between 9:00 a.m. and 5:00 p.m. Eastern Standard Time.
--------------------------------------------------------------------------------
MAILING INSTRUCTIONS

Mail your completed account application and OR (for overnight and express mail delivery) check made payable to Salomon Brothers Funds to:
SALOMON BROTHERS INVESTMENT SERIES                    SALOMON BROTHERS INVESTMENT SERIES
C/O PFPC                                              C/O PFPC
P.O. BOX 9764                                         4400 COMPUTER DRIVE
PROVIDENCE, RI 02940-9764                             WESTBOROUGH MA 01581-5120

                                                                   SBPROAPP 5/00

                                           SIGNATURE CARD
                                        CASH MANAGEMENT FUND
                                NEW YORK MUNICIPAL MONEY MARKET FUND
                               Boston Safe Deposit and Trust Company

ACCOUNT NUMBER
-------------------------------------------------------------------------------
ACCOUNT NAME(S) AS REGISTERED
-------------------------------------------------------------------------------
AUTHORIZED SIGNATURE(S) -- Individuals must sign as their names appear in account registration 1
______________________________________________________________________________ 2
______________________________________________________________________________ 3
______________________________________________________________________________ 4
______________________________________________________________________________ [
] Check if all signatures are required [ ] Check if only one signature is required Date ___________________ [ ] Check if combination of signatures is required and specify number and/or individual(s)
                      SUBJECT TO CONDITION ON REVERSE SIDE

  THE PAYMENT OF FUNDS IS AUTHORIZED BY THE SIGNATURE(S) APPEARING ON REVERSE SIDE.

  By executing this signature card, I (we) hereby authorize Boston Safe Deposit and Trust Company ('Bank') to honor checks drawn by me (us) on my (our) Account in the Investment Company ('Fund') indicated on the reverse side of this form with payment therefore to be made by redeeming sufficient full and fractional shares in that Account without a signature guarantee.

  If this card is signed by more than one person, all checks will require only one of the signatures appearing on the reverse side if the option of 'only one signature is required' has been selected.

  Checks may not be written for amounts less than $500 or such other minimum or maximum as may from time to time be established by the Fund. Shares for which certificates have been issued may not be redeemed by check. No redemption of shares purchased by check will be permitted pursuant to this Check Redemption Service until 15 days after such shares were credited to the shareholder's account. The Bank reserves the right to dishonor checks in amounts exceeding the value of the shareholder's account at the time the check is presented for payment.

  Neither the Bank nor the Fund shall incur any liability for honoring my (our) redemption checks, or for effecting redemptions pursuant to the Check Redemption Service or for returning checks which have not been honored. The Bank and the Fund shall be liable only for their own negligence.

  I (we) understand and agree that this Check Redemption Service is in all respects subject to the procedures, rules and regulations of the Bank governing checking accounts, and also to the terms and conditions in the Fund's current Prospectus and Statement of Additional Information, and that the Bank and the Fund reserve the right to change, modify or terminate the Service at any time upon written notification mailed to my (our) address of record.

--------------------------------------------------------------------------------
 MORE ON THE FUNDS' INVESTMENTS

 ADDITIONAL INVESTMENTS AND INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------

 Each fund's investment objective and its principal investment strategies and risks are described under 'Fund Goals and Strategies.'

 This section provides additional information about the funds' investments and certain portfolio management techniques the funds may use. More information about the funds' investments and portfolio management techniques, some of which entail risks, is included in the statement of additional information (SAI).

 Any policy or limitation for a fund that is expressed as a percentage of assets is considered only at the time of purchase of portfolio securities. The policy will not be violated if these limitations are exceeded because of changes in the market value of the fund's assets or for any other reason.

                           ALL CAP VALUE FUND

                           The fund may also invest up to 25% of its assets in securities of foreign issuers. The fund may invest up to 10% of its assets in securities of other investment companies, including shares in a portfolio of securities that seeks to track the performance of an underlying equity index or a portion of an equity index.

                           ASIA GROWTH FUND

                           Although the fund intends to be fully invested in equity securities of Asian companies, the fund may also invest up to 35% of its assets in fixed income securities issued by U.S. and foreign governments, their agencies or instrumentalities and supranational entities. The fund may invest up to 10% of its assets in non-convertible debt securities rated below investment grade, or, if unrated, of equivalent quality as determined by the subadvisor.

                           BALANCED FUND

                           The fund may invest up to 20% of its assets in securities of foreign issuers.

                         CALIFORNIA TAX FREE INCOME FUND

                           The fund may also invest in short-term debt securities that pay interest that is subject to federal and California State personal income taxes, including those issued by companies, the U.S. Government or agencies of the U.S. Government. Except for temporary defensive purposes, no more than 20% of the fund's net assets will be invested in debt securities that pay interest subject to federal income tax.

                           CAPITAL FUND

                           The fund may invest in investment grade fixed-income securities and may invest up to 20% of its net assets in non-convertible debt securities rated below investment grade or, if unrated, of equivalent quality as determined by the manager. The fund may invest without limit in convertible debt securities. The fund emphasizes those convertible debt securities that offer the appreciation potential of common stocks. The fund may also invest up to 20% of its assets in securities of foreign issuers.

                           HIGH YIELD BOND FUND

                           Although the fund invests primarily in high yield securities, the fund may also invest up to 20% of its assets in equity and equity related securities.

                            INTERNATIONAL EQUITY FUND

                           Although the fund invests primarily in securities of issuers organized in at least 3 countries other than the U.S., the fund may invest up to 15% of its assets in the securities of issuers located in the U.S. Although the fund emphasizes its investments in developed markets, it may also invest up to 15% of its net assets in companies located in developing countries. The fund may also invest in other securities of non-U.S. issuers which the subadviser believes provide


                     Salomon Brothers Investment Series - 49
                           an opportunity for appreciation, such as convertible bonds, preferred stocks and warrants. The fund's long-term convertible investments will carry at least a Baa rating from Moody's Investors Service, Inc. or a BBB rating from Standard & Poor's Ratings Group at the time of purchase or are determined by the subadviser to be of equal quality.

                           INVESTORS VALUE FUND

                           The fund may invest up to 5% of its net assets in non-convertible debt securities rated below investment grade or, if unrated, of equivalent quality as determined by the manager. The fund may invest without limit in convertible debt securities. The fund may also invest up to 20% of its assets in securities of foreign issuers.

                           LARGE CAP CORE EQUITY FUND

                           The fund may invest up to 20% of its assets in foreign equity securities. The fund may invest up to 10% of its assets in securities of other investment companies, including shares in a portfolio of securities that seeks to track the performance of an underlying equity index or a portion of an equity index.

                              LARGE CAP GROWTH FUND

                           The fund may invest up to 35% of its assets in equity securities of companies with market capitalization not within the top 1,000 stocks of the equity market. The fund may invest up to 15% of its assets in foreign equity securities.

                           MID CAP FUND

                           The fund may invest up to 35% of its assets in equity securities of companies whose market capitalizations are higher or lower than the market capitalizations of companies included in the Standard & Poor's MidCap 400 Index. The fund may also invest up to 20% of its assets in investment grade non-convertible bonds, notes and debt securities (called 'fixed income' investments) when the manager believes that their total return potential equals or exceeds the potential return of equity securities. The fund may invest up to 20% of its total assets in equity securities of foreign issuers.

                          NATIONAL TAX FREE INCOME FUND

                           When acceptable municipal obligations are not available, the fund may also invest in short-term debt securities that pay interest that is subject to federal income taxes, including those issued by companies, the U.S. Government or agencies of the U.S. Government. Except for temporary defensive purposes, no more than 20% of the fund's net assets will be invested in debt securities that pay interest subject to federal income tax.

                           NEW YORK MUNICIPAL MONEY MARKET FUND

                           The fund may invest up to 35% of its assets in securities that pay interest which is not exempt from New York State or city personal income tax and up to 20% of its assets in securities that pay interest which is not exempt from federal income tax.

                          NEW YORK TAX FREE INCOME FUND

                           The fund may also invest in short-term debt securities that pay interest that is subject to federal, New York State and New York City personal income taxes, including those issued by companies, the U.S. Government or agencies of the U.S. Government. Except for temporary defensive purposes, no more than 20% of the fund's net



                     Salomon Brothers Investment Series - 50
                           assets will be invested in debt securities that pay interest subject to federal income tax, or New York State or New York City personal income taxes.

                              SMALL CAP GROWTH FUND

                           The fund may invest up to 35% of its assets in equity securities of companies whose market capitalizations exceed the market capitalization of companies included in the Russell 2000 Index. The fund may also invest up to 25% of its assets in non-convertible bonds, notes and debt securities when the manager believes that their total return potential equals or exceeds the potential return of equity securities. The fund may invest up to 20% of its total assets in equity securities of foreign issuers.

                           STRATEGIC BOND FUND
                           Although the fund invests primarily in fixed-income securities, the fund may also invest up to 20% of its assets in equity and equity related securities. The fund may invest up to 100% of its assets in foreign currency denominated securities, including securities of issuers located in emerging markets.
--------------------------------------------------------------------------------
 EQUITY INVESTMENTS

 All Cap Value Fund, Asia Growth Fund, Balanced Fund, Capital Fund, Investors Value Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Mid Cap Fund, Small Cap Growth Fund and Strategic Bond Fund

                           Subject to its particular investment policies, each of these funds may invest in all types of equity securities. Equity securities include common stocks traded on an exchange or in the over the counter market, preferred stocks, warrants, rights, convertible securities, depositary receipts, trust certificates, limited partnership interests, shares of other investment companies and real estate investment trusts.
--------------------------------------------------------------------------------
 FIXED INCOME INVESTMENTS

 All funds, but the following funds only to a limited extent: All Cap Value Fund, Asia Growth Fund, Capital Fund, Investors Value Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Mid Cap Fund, International Equity Fund and Small Cap Growth Fund

                           Subject to its particular investment policies, each fund may invest in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, loan participation and assignments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions. Only certain of the funds may invest in fixed income securities of foreign issuers. See 'Foreign and emerging markets investments' below.

                           Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

                           Cash Management Fund, High Yield Bond Fund, Strategic Bond Fund, Balanced Fund and U.S. Government Income Fund

                           Each of these funds may invest in mortgage-backed and asset-backed securities. Mortgage-related securities may be issued by private companies or by agencies of the U.S. government and represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and

                     Salomon Brothers Investment Series - 51
                           payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

                           Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgages or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. Principal only mortgage backed securities are particularly subject to prepayment risk. The fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Interest only instruments are particularly subject to extension risk. For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.
--------------------------------------------------------------------------------
 Balanced Fund, Strategic Bond Fund and U.S. Government Income Fund

                           Each of these funds may also enter into mortgage dollar roll transactions to earn additional income. In these transactions, the fund sells a U.S. agency mortgage-backed security and simultaneously agrees to repurchase at a future date another U.S. agency mortgage-backed security with the same interest rate and maturity date, but generally backed by a different pool of mortgages. The fund loses the right to receive interest and principal payments on the security it sold. However, the fund benefits from the interest earned on investing the proceeds of the sale and may receive a fee or a lower repurchase price. The benefits from these transactions depend upon the manager's ability to forecast mortgage prepayment patterns on different mortgage pools. The fund may lose money if, during the period between the time it agrees to the forward purchase of the mortgage securities and the settlement date, these securities decline in value due to market conditions or prepayments on the underlying mortgages.

--------------------------------------------------------------------------------
 CREDIT QUALITY

                           If a security receives different ratings, a fund will treat the securities as being rated in the highest rating category. Credit rating criteria are applied at the time a fund purchases a fixed income security. A fund may choose not to sell securities that are downgraded after their purchase below the fund's minimum acceptable credit rating. Each fund's credit standards also apply to counterparties to OTC derivatives contracts.

                           INVESTMENT GRADE SECURITIES

                           Securities are investment grade if:

                            They are rated in one of the top four long-term rating categories of a nationally recognized statistical rating organization.

                            They have received a comparable short-term or other rating.

                            They are unrated securities that the manager believes are of comparable quality to investment grade securities.

                     Salomon Brothers Investment Series - 52

 HIGH YIELD, LOWER QUALITY SECURITIES

 High Yield Bond Fund, Strategic Bond Fund and Balanced Fund. Each of the following funds only to a limited extent: Asia Growth Fund, Capital Fund, Investors Value Fund and Large Cap Core Equity Fund

                           Each of these funds may invest in fixed income securities that are high yield, lower quality securities rated by a rating organization below its top four long-term rating categories or unrated securities determined by the manager to be of equivalent quality. The issuers of lower quality bonds may be highly leveraged and have difficulty servicing their debt, especially during prolonged economic recessions or periods of rising interest rates. The prices of lower quality securities are volatile and may go down due to market perceptions of deteriorating issuer creditworthiness or economic conditions. Lower quality securities may become illiquid and hard to value in down markets.
--------------------------------------------------------------------------------
 MUNICIPAL OBLIGATIONS

 California Tax Free Income Fund, New York Municipal Money Market Fund, New York Tax Free Income Fund and National Tax Free Income Fund

                           Each of these funds invests primarily in municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities. The interest on these securities is exempt from regular federal income tax and, in some cases, state and local personal income tax. The two principal classifications of municipal obligations are 'general obligation' securities and 'revenue' securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of a facility being financed. Revenue securities may include private activity bonds. Private activity bonds may be issued by or on behalf of public authorities to finance various privately operated facilities and are not payable from the unrestricted revenues of the issuer. As a result, the credit quality of private activity bonds is frequently related directly to the credit standing of private corporations or other entities. The secondary market for municipal obligations may be less liquid than for most taxable fixed income securities which may limit the fund's ability to buy and sell these obligations at times and prices the manager believes would be advantageous. There may be less information available about the financial condition of an issuer of municipal obligations than about issuers of other publicly traded securities. Also, state and federal bankruptcy laws could hinder the fund's ability to recover interest or principal in the event of a default by the issuer.
--------------------------------------------------------------------------------
 FOREIGN AND EMERGING MARKET INVESTMENTS

 All funds except California Tax Free Income Fund, National Tax Free Income Fund, New York Municipal Money Market Fund, New York Tax Free Income Fund and U.S. Government Income Fund

                           Each of these funds may invest in foreign securities, including emerging market issuers, although the foreign investments of Cash Management Fund are limited to U.S. dollar denominated investments issued by foreign branches of U.S. banks and by U.S. and foreign branches of foreign banks.

                           Investing in foreign issuers, including emerging market issuers, may involve unique risks compared to investing in the securities of U.S. issuers. Some of these risks do not apply to larger more developed countries. These risks are more pronounced to the extent the fund invests in issuers in countries with emerging markets or if the fund invests significantly in one country. These risks may include:

                            Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure and accounting standards or regulatory practices.

                     Salomon Brothers Investment Series - 53

                            Many non-U.S. markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the manager may not be able to sell the fund's portfolio securities in amounts and at prices the manager considers reasonable.

                            The U.S. dollar may appreciate against non-U.S. currencies or a foreign government may impose restrictions on currency conversion or trading.

                            The economies of non-U.S. countries may grow at a slower rate than expected or may experience a downturn or recession.

                            Economic, political and social developments that adversely affect the securities markets.

                            Foreign governmental obligations involve the risk of debt moratorium, repudiation or renegotiation and the fund may be unable to enforce its rights against the issuers.
--------------------------------------------------------------------------------
 SOVEREIGN GOVERNMENT AND SUPRANATIONAL DEBT

 All funds except All Cap Value Fund, California Tax Free Income Fund, Cash Management Fund, National Tax Free Income Fund, New York Municipal Money Market Fund, New York Tax Free Income Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Small Cap Growth Fund and U.S. Government Income Fund

                           Each of these funds may invest in all types of fixed income securities of governmental issuers in all countries, including emerging markets. These sovereign debt securities may include:

                            Fixed income securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries.

                            Fixed income securities issued by government owned, controlled or sponsored entities located in emerging market countries.

                            Interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.

                            Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness.

                            Fixed income securities issued by corporate issuers, banks and finance companies located in emerging market countries.

                            Participations in loans between emerging market governments and financial institutions.

                            Fixed income securities issued by supranational entities such as the World Bank or the European Economic Community. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.

--------------------------------------------------------------------------------
 DERIVATIVES AND HEDGING TECHNIQUES

 All funds except Cash Management Fund and New York Municipal Money Market Fund

                           Each of these funds may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps. These funds do not use derivatives as a primary investment technique and generally limit their use to hedging against the economic impact of adverse changes in the market value of their portfolio securities, due to changes in stock market prices, currency exchange rates or interest rates. However, these funds may use derivatives for any of the following purposes:


                     Salomon Brothers Investment Series - 54

                            As a substitute for buying or selling securities

                            To enhance the fund's return as a non-hedging strategy that may be considered speculative

                           A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment that is based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. A fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

--------------------------------------------------------------------------------
 TEMPORARY DEFENSIVE
 INVESTING

                           Each fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If a fund takes a temporary defensive position, it may be unable to achieve its investment goal.
--------------------------------------------------------------------------------
 PORTFOLIO TURNOVER

                           Each fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from a fund's performance, and may result in increased net short-term capital gains, distributions of which are taxable to shareholders as ordinary income.
--------------------------------------------------------------------------------
 MANAGEMENT

Salomon Brothers Asset Management Inc ('SBAM') is the investment manager for each fund other than the Mid Cap Fund, the California Tax Free Income Fund, the National Tax Free Income Fund and the New York Tax Free Income Fund. Together with its affiliates, the manager provides a broad range of fixed income and equity investment advisory services to various individuals located throughout the world. The manager's principal address is 125 Broad Street, New York, New York 10004. It is a wholly-owned subsidiary of Citigroup, Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. Salomon Brothers Asset Management Limited, an affiliate of the manager, provides advisory services to the manager in connection with Strategic Income Fund's transactions in currencies and non-dollar denominated debt securities. Its principal address is Victoria Plaza, 111 Buckingham Palace Row, London SW1W 0SB England. Salomon Brothers Asia Pacific Limited ('SBAM AP') is subadviser to the Asia Growth Fund and manages the Asia Growth Fund's assets under the supervision of the manager. Its principal address is Three Exchange Square, Hong Kong. Neither Salomon Brothers Asset Management Limited or SBAM AP is compensated by the funds for its services.

Citi Fund Management Inc. is subadviser to the Large Cap Growth Fund and International Equity Fund and manages each fund's assets under the supervision of the manager. Citi Fund Management Inc. is also the investment manager for the Mid Cap Fund, the National Tax Free



                     Salomon Brothers Investment Series - 55

Income Fund, the California Tax Free Income Fund and the New York Tax Free Income Fund. Its principal address is 100 Stamford Place, Stamford,
Connecticut. Citi Fund Management Inc. is a wholly-owned subsidiary of Citigroup Inc. and managed more than $139 billion in assets as of June 30, 2001.

-------------------------------------------------------------------------------------------------
 FUND          PORTFOLIO MANAGER       SINCE           PAST 5 YEARS' BUSINESS EXPERIENCE
-------------------------------------------------------------------------------------------------
 Balanced      George J. Williamson    July 1998       director of the manager
 Fund
-------------------------------------------------------------------------------------------------
 Capital Fund  Ross S. Margolies       January 1995    managing director of the manager
               Robert M. Donahue, Jr.  July 1998       managing director of the manager
                                                       since January 2001; director and
                                                       equity analyst with the manager;
                                                       analyst at Gabelli & Company prior to
                                                       1997
-------------------------------------------------------------------------------------------------
 High Yield    Peter J. Wilby          Inception       managing director of the manager
 Bond Fund     Beth A. Semmel                          managing director of the manager
               James E. Craige                         managing director of the manager
-------------------------------------------------------------------------------------------------
 Investors     John B. Cunningham      September 1997  managing director of the manager
 Value Fund    Mark McAllister         April 2000      director and equity analyst with the
                                                       manager; executive vice president and
                                                       portfolio manager at JLW Capital
                                                       Mgmt. Inc. from March 1998 to May
                                                       1999. Prior to March 1998 was a Vice
                                                       President and equity analyst at Cohen
                                                       & Steers Capital Management
-------------------------------------------------------------------------------------------------
 Large Cap     Michael A. Kagan        Inception       managing director of the manager
 Core Equity
 Fund
-------------------------------------------------------------------------------------------------
 New York      Charles K. Bardes       August 1998     vice president of the manager
 Municipal     Thomas A. Croak         August 1998     vice president of the manager
 Money
 Market Fund
-------------------------------------------------------------------------------------------------
 Strategic     Peter J. Wilby          Inception       managing director of the manager
 Bond          Roger Lavan             Inception       managing director of the manager
 Fund          David Scott             Inception       managing director of the manager
-------------------------------------------------------------------------------------------------
 U.S.          Roger Lavan             Inception       managing director of the manager
 Government
 Income Fund
-------------------------------------------------------------------------------------------------
 California    John C. Mooney, CFA     Inception       senior portfolio manager of Citi Fund
 Tax Free                                              Management Inc., responsible for managing
 Income Fund                                           tax-exempt fixed income funds (since
                                                       1997); vice president of Citibank, N.A.;
                                                       member of the team responsible for
                                                       fixed-income strategy, research and
 National Tax                          June 1997       trading; vice president and tax-exempt
 Free Income                                           portfolio manager at SunAmerica (1994 to
 Fund                                                  1997).

 New York Tax                          June 1997
 Free Income
 Fund

                   THE PORTFOLIO
                   MANAGERS The portfolio managers are primarily responsible for the day-to-day operation of the funds indicated beside their names and business experience.

The Small Cap Growth Fund is managed by a team of individuals employed by SBAM, each of whom is a sector manager responsible for stock selection in one or more industries. Matthew Ziehl is the Team Leader, responsible for the overall structure of the fund's portfolio, including monitoring the fund's sector weightings and portfolio characteristics versus its benchmark.

A team of individuals employed by SBAM manage the day to day operations of the All Cap Value Fund. A team of individuals employed by SBAM AP manage the day to day operations of the

                     Salomon Brothers Investment Series - 56

Asia Growth Fund. Three teams of individuals employed by Citi Fund Management Inc. manage the day to day operations of the International Equity Fund, the Large Cap Growth Fund and the Mid Cap Fund.

  ---------------------------------------------------------------------------------------
                                                                          ACTUAL
                                                                      MANAGEMENT
                                                                FEE PAID DURING THE
                                                                MOST RECENT FISCAL YEAR*
   All Cap Value Fund                                                    0.75%
  ---------------------------------------------------------------------------------------
   Asia Growth Fund                                                         0%
  ---------------------------------------------------------------------------------------
   Balanced Fund                                                         0.32%
  ---------------------------------------------------------------------------------------
   California Tax Free Income Fund                                          0%
  ---------------------------------------------------------------------------------------
   Capital Fund                                                          0.70%
  ---------------------------------------------------------------------------------------
   Cash Management Fund                                                  0.05%
  ---------------------------------------------------------------------------------------
   High Yield Bond Fund                                                  0.75%
  ---------------------------------------------------------------------------------------
   International Equity Fund                                             0.55%
  ---------------------------------------------------------------------------------------
   Investors Value Fund                                                  0.61%
  ---------------------------------------------------------------------------------------
   Large Cap Core Equity Fund                                            0.65%
  ---------------------------------------------------------------------------------------
   Large Cap Growth Fund                                                 0.33%
  ---------------------------------------------------------------------------------------
   Mid Cap Fund                                                          0.75%
  ---------------------------------------------------------------------------------------
   National Tax Free Income Fund                                         0.20%
  ---------------------------------------------------------------------------------------
   New York Municipal Money Market Fund                                  0.20%
  ---------------------------------------------------------------------------------------
   New York Tax Free Income Fund                                         0.38%
  ---------------------------------------------------------------------------------------
   Small Cap Growth Fund                                                 0.80%
  ---------------------------------------------------------------------------------------
   Strategic Bond Fund                                                   0.60%
  ---------------------------------------------------------------------------------------
   U.S. Government Income Fund                                              0%
  ---------------------------------------------------------------------------------------

   *Fee may be less than the contractual rate due to expense limitations.

                   MANAGEMENT FEES SBAM was established in 1987 and together with SBAM affiliates in London, Frankfurt, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. As of June 30, 2001, SBAM and its affiliates managed approximately $66.9 billion of assets.

 The Investors Value Fund pays the manager a fee that varies based upon the investment performance of the fund compared to the Standard and Poor's 500 Index. The base fee is determined as follows:

  ------------------------------------------------------------
   AVERAGE DAILY NET ASSETS                    ANNUAL FEE RATE
  ------------------------------------------------------------
        First $350 million                          .650%
        Next $150 million                           .550%
        Next $250 million                           .525%
        Next $250 million                           .500%
        Over $1 billion                             .450%

 At the end of each calendar quarter for each percentage point of difference between the investment performance of the class of shares of the Investors Value Fund which has the lowest performance for the period and the S&P 500 Index over the last prior 12 month period this base fee is adjusted upward or downward by the product of (i) 1/4 of .01% multiplied by (ii) the average daily net assets of the Investors Value Fund for the 12 month period. If the amount by which the Investors Value Fund outperforms or underperforms the S&P 500 Index is not a whole percentage point, a pro rata adjustment will be made. However, there will be no performance adjustment unless the investment performance of the Investors Value Fund exceeds or is exceeded by the investment record of the S&P 500 Index by at least one


                     Salomon Brothers Investment Series - 57
 percentage point. The maximum quarterly adjustment is 0.025%, which would occur if the Investor Fund's performance exceeds or is exceeded by the S&P 500 Index by ten or more percentage points.

 The Capital Fund pays the manager a fee of:

  ------------------------------------------------------------
   AVERAGE DAILY NET ASSETS                    ANNUAL FEE RATE
  ------------------------------------------------------------
        First $100 million                          1.00%
        Next $100 million                           .75%
        Next $200 million                           .625%
        Over $400 million                           .50%



                     Salomon Brothers Investment Series - 58

 PERFORMANCE OF COMPARABLE ACCOUNTS

 ALL CAP VALUE FUND

 PAST PERFORMANCE OF MANAGED ACCOUNTS AND REGISTERED FUNDS

 The investment results shown below represent the historical performance of all the managed accounts managed by affiliates of Salomon Brothers Asset Management Inc. that have substantially similar investment objectives, policies and strategies to those of the fund. Salomon Brothers Asset Management Inc. does not currently manage any accounts with substantially similiar investment objectives, policies and strategies to those of the fund. Substantially all of the accounts shown are managed by a portfolio management team that is identical to the portfolio management team of the fund.

                                     [CHART]

                                                             % TOTAL RETURN
                                                       CALENDAR YEARS ENDED DECEMBER 31
                                         1994      1995      1996      1997      1998      1999      2000
                                         ----      ----      ----      ----      ----      ----      ----
Russell 3000 Value                        1.6      26.7      24.1      23.6      14.1      36.2      19.3
Managed Accounts and Registered Funds     1.0      26.3      20.9      17.2      11.9      29.2      17.2

                   NOTE: The performance results have been reduced by the maximum possible fees and expenses charged to the managed accounts and the actual fees and expenses charged to the registered funds during the period under consideration. Actual fees and expenses paid by managed accounts may vary.

Year to date: accounts and funds -16.8% and Russell 3000 Value -11.4%, through 9/30/01.

The performance information shown above does not represent the performance of the fund, which has no history of operations. Investors should realize that this past performance data is not an indication of future performance of the fund.

The data represents accounts with assets as of September 30, 2001 of $3.0 billion.

The performance numbers above reflect the deductions for investment advisory fees, and are net of all transaction costs. The performance numbers do not reflect custodian fees. If such custodian fees were deducted, the performance of the managed accounts would be less than the performance shown. The performance results reflect dividend reinvestment.

The index used for comparison is the Russell 3000 Value Index, an unmanaged index with no expenses, which measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted values. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The managed accounts that are included in the data above are not subject to the same types of expenses as the fund, including sales charges and Rule 12b-1 fees, and are not subject to the same diversification requirements, tax restrictions and other investment limitations imposed on

                     Salomon Brothers Investment Series - 59
the fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code of 1986. The performance results of the managed accounts could have been adversely affected if the managed accounts had been regulated as investment companies under the federal tax and securities laws.

LARGE CAP CORE EQUITY FUND

PAST PERFORMANCE OF MANAGED ACCOUNTS AND REGISTERED FUNDS

The investment results shown below represent the historical performance of all the managed accounts and registered funds managed by Salomon Brothers Asset Management Inc. and its affiliates that have substantially similar investment objectives, policies and strategies to those of the fund. These accounts shown are managed by the same portfolio manager who will be the portfolio manager of the fund.


                                     [CHART]

                                                             % TOTAL RETURN
                                                       CALENDAR YEARS ENDED DECEMBER 31
                                         1991   1992   1993   1994   1995   1996   1997   1998   1999   2000
                                         ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
Managed Accounts and Registered Funds    30.97  3.49   12.14 -2.13   34.85  28.36  24.54  21.32  23.98  -1.98
S&P 500 Index                            30.47  7.62   10.08  1.32   37.58  22.96  33.36  28.57  21.04  -9.11

                   NOTE: The performance results have been reduced by the fees and expenses charged to the managed accounts and registered funds during the period under consideration.

Year to date: accounts and funds -20.99% and S&P 500 Index -20.39%, through 9/30/01.

The performance information shown above does not represent the performance of the fund, which has no history of operations. Investors should realize that this past performance data is not an indication of future performance of the fund.

The data represents accounts with assets as of September 30, 2001 of approximately $5.3 billion.

The performance numbers above reflect the deductions for investment advisory fees, and are net of all transaction costs. The performance numbers of the managed accounts do not reflect custodian fees. If such custodian fees were deducted, the performance of the managed accounts would be less than the performance shown. The performance results reflect dividend reinvestment.

The index used for comparison is the S&P 500 Index, an unmanaged index with no expenses, which consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market-value.

The managed accounts that are included in the data above are not subject to the same types of expenses as the fund, including sales charges and Rule 12b-1 fees, and are not subject to the

                     Salomon Brothers Investment Series - 60
same diversification requirements, tax restrictions and other investment limitations imposed on the fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code of 1986. The performance results of the managed accounts could have been adversely affected if the managed accounts had been regulated as investment companies under the federal tax and securities laws.

--------------------------------------------------------------------------------
Salomon Smith Barney Inc., a registered broker-dealer,        DISTRIBUTOR
serves as each fund's distributor.

-----------------------------------------------------------------------------

 CHOOSING A SHARE CLASS TO BUY

 SHARE                   You can choose between three classes of shares: Class A, B
 CLASSES                 or 2. In addition, certain investors may purchase Class Y
                         shares of the All Cap Value Fund, Capital Fund,
                         Investors Value Fund, Large Cap Core Equity Fund and
                         Small Cap Growth Fund. If you already own Class O
                         shares of a fund, you may also be eligible to purchase
                         additional Class O shares. The classes have different
                         sales charges and expenses, allowing you to choose the
                         class that best meets your needs. When choosing which
                         class of shares to buy, you should consider:

                            How much you plan to invest.

                            How long you expect to own the shares.

                            The expenses paid by each class.

                            Whether you qualify for any reduction or waiver of sales charges.

--------------------------------------------------------------------------------

  INVESTMENT Minimum initial investment amounts vary depending on the MINIMUMS nature of your investment account.

---------------------------------------------------------------------------------------------------------
                                                                                      ADDITIONAL
                                                       INITIAL INVESTMENT            INVESTMENTS
---------------------------------------------------------------------------------------------------------
                                                   CLASSES A, B,    CLASS Y      CLASSES A, B,   CLASS Y
                                                       2, O                          2, O
 General                                               $250       $2.5 Million        $50        $1,000
---------------------------------------------------------------------------------------------------------
 Individual Retirement Accounts, Self Employed          $50       $2.5 Million        $50        $1,000
 Retirement Plans, Uniform Gift to Minor Accounts
---------------------------------------------------------------------------------------------------------
 Qualified Retirement Plans                             $50       $2.5 Million        $50        $1,000
---------------------------------------------------------------------------------------------------------
 Monthly Systematic Investment Plans                    $25           n/a             $25          n/a
---------------------------------------------------------------------------------------------------------
 Pre-authorized Check Plan                              $25           n/a             $25          n/a
---------------------------------------------------------------------------------------------------------

Qualified Retirement Plans are qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

------------------------------------------------------------------------------------
 COMPARING              Your Financial Consultant can help you decide which class
 CLASSES                meets your goals. Your Financial Consultant may receive
                        different compensation depending upon which class you
                        choose.
------------------------------------------------------------------------------------
 DISTRIBUTION           The funds each have adopted Rule 12b-1 distribution plans
 PLANS                  for their Class A, B and 2 shares. Under each plan, the fund pays distribution and service fees. These fees are an
                        ongoing expense and over time, may cost you more than
                        other types of sales charges.

                     Salomon Brothers Investment Series - 61

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                               CLASS Y
                                                                                                           (ALL CAP VALUE,
                                                                                                         CAPITAL, SMALL CAP
                                                                                                          GROWTH, LARGE CAP
                                                                                                           CORE EQUITY AND
                                                                                                           INVESTORS VALUE
                                 CLASS A            CLASS B            CLASS 2            CLASS O            FUNDS ONLY)
-----------------------------------------------------------------------------------------------------------------------------

 KEY FEATURES                Initial sales      No initial sales   Initial sales      Only available     No initial or
                              charge             charge             charge is lower    to existing        deferred sales
                             You may qualify    Deferred sales      than Class A       Class O            charge
                              for reduction      charge declines   Deferred sales      shareholders      Must invest at
                              or waiver of       over time          charge for only   No initial or       least $2.5 million
                              initial sales     Converts to         1 year             deferred sales    Lower expenses than
                              charge             Class A after 7   Higher annual       charge             the other classes
                             Lower annual        years              expenses than     Lower annual
                              expenses than     Higher annual       Class A            expenses than
                              Class B and        expenses than                         the other
                              Class 2            Class A                               classes
-----------------------------------------------------------------------------------------------------------------------------
 INITIAL SALES               Up to              None               1.00%              None               None
 CHARGE                      5.75%/4.75%*,
                             reduced or
                             waived for large
                             purchases and
                             certain
                             investors. No
                             charge for
                             purchases of $1
                             million or more
-----------------------------------------------------------------------------------------------------------------------------
 DEFERRED SALES              1%** on            Up to 5.00%**      1%** if you        None               None
 CHARGE                      purchases of $1    charged when you   redeem within 1
                             million or more    redeem shares.     year of purchase
                             if you redeem      The charge is
                             within 1 year of   reduced over
                             purchase           time and there
                                                is no deferred
                                                sales charge
                                                after 6 years
-----------------------------------------------------------------------------------------------------------------------------
 ANNUAL                      0.25%*** of        1.00%*** of        0.75%/1.00%***     None               None
 DISTRIBUTION AND            average daily      average daily      of average daily
 SERVICE FEES                net assets         net assets         net assets
-----------------------------------------------------------------------------------------------------------------------------
 EXCHANGEABLE                Class A shares     Class B shares     Class 2 shares     Class O shares     Class Y shares
 INTO**                      of any of the      of any of the      of any of the      of any of the      of any of the
                             other funds        other funds        other funds        other funds        other funds

* Class A shares of all of the funds except for the money market funds (Cash Management Fund and New York Municipal Money Market Fund) are offered either with a 5.75% (International Equity, Balanced, Large Cap Growth, Small Cap Growth, Asia Growth, Investors Value, Capital, All Cap Value, Large Cap Core Equity and Mid Cap Funds) or 4.75% (National Tax Free Income, U.S. Government Income, High Yield Bond, Strategic Bond, California Tax Free Income and New York Tax Free Income Funds) initial sales charge.
** Class A shares of the money market funds are not subject to a sales charge at the time of purchase. If you subsequently exchange shares of either of the money market funds for shares of another fund, a sales charge may be payable on Class A shares. Class B and Class 2 shares of the money market funds are not subject to a deferred sales charge unless the shares are obtained by exchange of shares from another fund which was acquired subject to a deferred sales charge. If you subsequently exchange Class B or Class 2 shares of a money market fund for shares of another fund, a deferred sales charge may become applicable in the case of Class B and an initial and a deferred sales charge may become applicable in the case of Class 2 shares. The period during which the shares are held in the money market funds are excluded from the holding period for determining the deferred sales charge and conversion to Class A shares.
*** All of the funds except for the money market funds pay a service fee with respect to Class A shares of 0.25% of average daily net assets and a service and distribution fee with respect to Class B shares of 1.00% of average daily net assets. All of the funds except for the money market funds pay a service and distribution fee with respect to Class 2 shares of either 0.75% (High Yield Bond, National Tax Free Income, Strategic Bond, U.S. Government Income, California Tax Free Income and New York Tax Free Income Funds) or 1.00% (International Equity, Asia Growth, Capital, Investors Value, Small Cap Growth, Balanced, Large Cap Growth, All Cap Value, Large Cap Core Equity and Mid Cap Funds) of average daily net assets.

                     Salomon Brothers Investment Series - 62

--------------------------------------------------------------------------------
 CLASS A SHARES
No sales charge is imposed on the sale of Class A shares of Cash Management Fund or New York Municipal Money Market Fund. The table below indicates the sales charge on Class A shares of All Cap Value Fund, Asia Growth Fund, Balanced Fund, Capital Fund, International Growth Fund, Investors Value Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Mid Cap Fund and Small Cap Growth Fund.

-----------------------------------------------------------------------------
                                    sales charge as       sales charge as
 Amount of investment               % of offering price   % of net amount
 Less than $50,000                         5.75%                 6.10%
-----------------------------------------------------------------------------
 $50,000 but less than $100,000            4.50%                 4.71%
-----------------------------------------------------------------------------
 $100,000 but less than $250,000           4.00%                 4.17%
-----------------------------------------------------------------------------
 $250,000 but less than $500,000           2.75%                 2.83%
-----------------------------------------------------------------------------
 $500,000 but less than $1 million         2.25%                 2.30%
-----------------------------------------------------------------------------
 $1 million or more*                        -0-                   -0-
-----------------------------------------------------------------------------

* You do not pay an initial sales charge when you buy $1 million or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

The following table indicates the sales charge on Class A Shares of California Tax Free Income Fund, High Yield Fund, National Tax Free Income Fund, New York Tax Free Income Fund, Strategic Bond Fund and U.S. Government Income Fund.

-----------------------------------------------------------------------------
                                    sales charge as       sales charge as
 Amount of investment               % of offering price   % of net amount
-----------------------------------------------------------------------------
 Less than $50,000                         4.75%                 4.99%
-----------------------------------------------------------------------------
 $50,000 but less than $100,000            4.50%                 4.71%
-----------------------------------------------------------------------------
 $100,000 but less than $250,000           4.00%                 4.17%
-----------------------------------------------------------------------------
 $250,000 but less than $500,000           2.75%                 2.83%
-----------------------------------------------------------------------------
 $500,000 but less than $1 million         2.25%                 2.30%
-----------------------------------------------------------------------------
 $1 million or more*                        -0-                   -0-
-----------------------------------------------------------------------------

*You do not pay an initial sales charge when you buy $1 million or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

QUALIFYING FOR REDUCED CLASS A SALES CHARGES. There are several ways you can combine multiple purchases of Class A shares of the funds (excluding shares of the Cash Management Fund or the New York Municipal Money Market Fund) to take advantage of the breakpoints in the sales charge schedule.

  Accumulation privilege -- lets you add the current value of Class A shares of the funds already owned by you or your spouse and your children under the age of 21 (except for Cash Management Fund and New York Municipal Money Market Fund) to the amount of your next purchase of Class A shares for purposes of calculating the sales charge. You must notify the transfer agent in writing of all share accounts to be considered in exercising this right of accumulation.

CLASS A SALES
CHARGE

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends that you reinvest in additional Class A shares.

To learn more about the accumulation privilege, letters of intent, waivers for certain investors and other options to reduce your sales charge, ask your Financial Consultant or consult the SAI.


                     Salomon Brothers Investment Series - 63

 Group purchase -- lets you combine the current value of Class A shares purchased by employees (and partners) of the same employer as a group for purposes of calculating the initial sales charge. To be eligible, all purchases must be made pursuant to an employer or partnership sanctioned plan meeting certain requirements set forth in the SAI.

 Letter of intent -- lets you purchase Class A shares of the funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. All Class A shares (excluding Class A shares of the Cash Management Fund and New York Municipal Money Market Fund) previously purchased and still beneficially owned by you or your spouse and children under the age of 21 may, upon written notice to the transfer agent, also be included at the current net asset value to reach a sales charge reduction. The effective date of a letter of intent may be back-dated up to 90 days so that any investments made during this 90-day period, valued at the purchaser's cost, can be applied to the fulfillment of the letter of intent goal.

WAIVERS FOR CERTAIN CLASS A INVESTORS. Class A initial sales charges are waived for certain types of investors, including:

 directors and officers of any fund sponsored by Citigroup or any of its subsidiaries and their immediate families (i.e., spouse, children, mother or father).

 employees of the manager and their immediate families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor ('Selling Broker') and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

 any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the funds' shares and their immediate families.

 participants in certain 'wrap-fee,' or asset allocation programs or other fee based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.

 any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.

 separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ('SAI').

                     Salomon Brothers Investment Series - 64

--------------------------------------------------------------------------------
  CLASS B SHARES
--------------------------------------------------------------------------------

CLASS B DEFFERED You buy Class B shares at net asset value without paying an SALES CHARGE initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. Class B shares of the Cash Management Fund and New York Municipal Money Market Fund are not subject to a deferred sales charge if they were not acquired upon exchange for Class B shares of another fund.

                                CLASS B DEFERRED SALES CHARGE TABLE

                        -----------------------------------------------------------------------------
                                                                       DEFERRED SALES CHARGE AS A
                                                                       PERCENTAGE OF DOLLAR
                        YEAR(S) SINCE PURCHASE ORDER                   AMOUNT SUBJECT TO CHARGE
                        -----------------------------------------------------------------------------
                        1st year                                                  5%

                        1 year or more but less than 2 years                      4%

                        2 years or more but less than 4 years                     3%

                        4 years or more but less than 5 years                     2%

                        5 years or more but less than 6 years                     1%

                        6 or more years                                           0%

The deferred sales charge decreases as the number of years since your purchase increases.

                  CALCULATION OF DEFERRED SALES CHARGE. The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation. In addition, you do not pay a deferred sales charge on shares exchanged for shares of another fund, shares representing reinvested distributions and dividends or shares no longer subject to the deferred sales charge. All purchases during a month are deemed to have been made on the last day of that month for purposes of determining the contingent deferred sales charge.

                  Shares are redeemed in this order:

                   Shares that represent appreciation

                   Shares representing reinvested distributions and dividends

                   Other shares that are not subject to the deferred sales charge

                   Class B shares held longest

                  Deferred sales charges are not imposed at the time you exchange shares for shares of another fund.

                  DEFERRED SALES CHARGE WAIVERS. The deferred sales charge for each share class will generally be waived in connection with:

                   Redemptions made following the death or disability (as defined in the Internal Revenue Code) of a shareholder.

                   Redemptions effected pursuant to each fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the applicable minimum account size.

                   A tax-free return of an excess contribution to any retirement plan.

                   Exchanges.

                   Automatic cash withdrawals in amounts equal to or less than 12% annually or 2% monthly of their initial account balances (see automatic withdrawal plan in the SAI).

                   Redemptions of shares in connection with mandatory post-retirement distributions from retirement plans or IRAs.

                   Redemption proceeds from other funds that are reinvested within 60 days of the redemption (see reinstatement privilege in the SAI).

If you want to learn more about additional deferred sales charges and waivers of deferred sales charges, contact your Financial Consultant or consult the SAI.

                     Salomon Brothers Investment Series - 65

                   Certain redemptions of shares of a fund in connection with lump-sum or other distributions made by eligible retirement plans.

                   Redemption of shares by participants in certain 'wrap-fee' or asset allocation programs sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor or the manager.

                  CLASS B CONVERSION. After seven years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Class B shares of the Cash Management Fund and New York Municipal Money Market Fund do not convert to Class A shares because they have the same annual expenses. Your Class B shares will convert to Class A shares as follows:

                        --------------------------------------------------------------------------
                        SHARES ISSUED AT INITIAL  SHARES ISSUED ON          SHARES ISSUED UPON
                        PURCHASE                  REINVESTMENT OF           EXCHANGE FROM ANOTHER
                                                  DISTRIBUTIONS AND         FUND
                                                  DIVIDENDS
                        --------------------------------------------------------------------------
                        Seven years after the     In same proportion that   On the date the shares
                        date of purchase          the number of Class B     originally acquired
                                                  shares converting is to   would have converted
                                                  total Class B shares you  into Class A shares
                                                  own

                  MONEY MARKET FUNDS. The periods of time that your shares are held in the Cash Management Fund or the New York Municipal Money Market Fund are excluded for determining the holding period for conversion and calculation of the deferred sales charge.

                  PURCHASES PRIOR TO SEPTEMBER 14, 1998. Class B shares of a fund purchased prior to September 14, 1998 will continue to be subject to the deferred sales charge schedules and conversion features in effect at the time such purchase was made. Shares purchased with reinvested dividend or capital gain distributions relating to shares purchased prior to September 14, 1998 will be subject to the deferred sales charge schedules and conversion features in effect at the time the original shares were purchased. Shares of a fund acquired as a result of an exchange of shares purchased prior to September 14, 1998 will also be subject to the deferred sales charge schedules and conversion features in effect at the time the original shares were purchased.

 CLASS 2 SHARES
--------------------------------------------------------------------------------
 You buy Class 2 shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class 2 shares within one year of purchase, you will pay a deferred sales charge of 1%. The periods of time that your shares are held in the Cash Management Fund or the New York Municipal Money Market Fund are excluded for purposes of determining your holding period for the deferred sales charge. Effective September 14, 1998, Class C shares were renamed Class 2 shares.

 PURCHASES PRIOR TO SEPTEMBER 14, 1998. Class 2 shares of a fund purchased prior to September 14, 1998 will continue to be subject to the deferred sales charge schedules in effect at the time such purchase was made. Shares purchased with reinvested dividend or capital gain distributions relating to shares purchased prior to September 14, 1998 will be subject to the deferred sales charge schedules in effect at the time the original shares were purchased. Shares of a fund acquired as a result of an exchange of shares purchased prior to September 14, 1998 will also be subject to the deferred sales charge schedules in effect at the time the original shares were purchased.

                     Salomon Brothers Investment Series - 66

 CLASS Y SHARES
--------------------------------------------------------------------------------

 You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $2.5 million initial investment requirement.

--------------------------------------------------------------------------------
 BUYING SHARES AND EXCHANGING SHARES
--------------------------------------------------------------------------------

 BUYING SHARES
 BY MAIL

 You may make subsequent purchases by mail or, if you elect, by telephone

                   Shares of each fund may be initially purchased through PFPC Global Fund Services, Inc. ('PFPC' or the 'transfer agent') by completing a Purchase Application and forwarding it to the transfer agent. Shares may also be purchased from selected dealers in accordance with procedures established by the dealer.

                   Subsequent investments may be made by mailing a check to the transfer agent, along with the detachable stub from your Statement of Account (or a letter providing the account number) or through a selected dealer. If an investor's purchase check is not collected, the purchase will be cancelled and the transfer agent will charge a $10 fee to the shareholder's account. There is a ten day hold on all checks and no redemptions are allowed until the proceeds from the check clears.

                   Write the transfer agent at the following address:
                                             [name of fund]
                                             c/o PFPC
                                             P.O. Box 9764
                                             Providence, RI 02940-9764

--------------------------------------------------------------------------------

 BUYING SHARES
 BY WIRE

                  Subsequent investments may also be made by wiring funds to the transfer agent. Prior notification by telephone is not required. You should instruct the wiring bank to transmit the specified amount in federal funds to:
                                  Boston Safe Deposit and Trust Company
                                  Boston, MA
                                  ABA No. 011-001-234
                                  Account #142743
                                  Attn: [name of fund]
                                  Name of Account:
                                  Account # (as assigned):
                  To ensure prompt credit to their accounts, investors or their dealers should call (800) 446-1013 with a reference number for the wire. Shareholders should note that their bank may charge a fee in connection with transferring money by bank wire.

 ------------------------------------------------------------------------------

      ALL FUNDS EXCEPT CASH                                 PURCHASE IS EFFECTIVE
       MANAGEMENT FUND AND
       NEW YORK MUNICIPAL
        MONEY MARKET FUND
                                    If order and federal funds or
                                    check is received by its agent
                                    before 4:00 p.m. Eastern time:      On that day

 Payment wired in federal
 funds or check received            If order and federal funds or       On the business day following
                                    check is received by its agent      receipt
                                    after the close of New York
                                    Stock Exchange:

                     Salomon Brothers Investment Series - 67

----------------------------------------------------------------------------------------------------------
       CASH MANAGEMENT FUND                     PURCHASE IS EFFECTIVE                  DIVIDENDS BEGIN
      AND NEW YORK MUNICIPAL
        MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------
                                    If order and federal
                                    funds or check is
                                    received by its agent   At noon, Eastern time
                                    before noon, Eastern    on, that day            On that day
                                    time:
 Payment wired in federal
 funds or check received

                                    If order and federal
                                    funds or check is       At close of New York    On the next business
                                    received by its agent   Stock Exchange on       day after
                                    after noon, Eastern     that day                effectiveness
                                    time:

SYSTEMATIC
INVESTMENT
PLAN
                  You may authorize the transfer agent to automatically transfer funds on a periodic basis (monthly, alternative months, quarterly) from a regular bank account or other financial institution to buy shares of a fund. On or about the 10th of the month, the fund will debit the bank account in the specified amount (minimum of $25 per draft) and the proceeds will be invested at the applicable offering price determined on the date of the debit. In order to set up a plan, your bank must be a member of the Automated Clearing House.

                   Amounts transferred should be at least $25 monthly. If you do not have sufficient funds in your bank account on a transfer date, the transfer agent may charge you a fee.

                  For more information, contact your Financial Consultant or consult the SAI.
--------------------------------------------------------------------------------
EXCHANGE
 PRIVILEGE
                  You may exchange shares of any fund for shares of the same class of another fund.

                    Your fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

                    Shares are eligible for exchange commencing 30 days after purchase.

                    Generally, your Class A shares will not be subject to an initial sales charge at the time of the exchange. A sales charge, if applicable, will be imposed upon Class A shares of a fund issued upon exchange for Class A shares of Cash

                    Management Fund or New York Municipal Money Market Fund unless you acquired the shares of the Cash Management Fund or New York Municipal Money Market Fund through an exchange of shares with respect to which you had previously paid a sales charge.

                    If you exchange Class B shares of a fund, those shares will not be subject to a contingent deferred sales charge at the time of the exchange but those shares will be subject to any applicable contingent deferred sales charge upon ultimate redemption. Your deferred sales charge (if any) will continue to be measured from the date of original purchase. In the case of Class B shares of Cash Management Fund or New York Municipal Money Market Fund that are not subject to a deferred sales charge at the time of exchange, these shares will be subject to the contingent deferred sales charge of the acquired fund. Any deferred sales charge and conversion period excludes the time the shares were held in the Cash Management Fund or the New York Municipal Money Market Fund.

                    Generally, if you exchange Class 2 shares of a fund, those shares will not be subject to an initial or deferred sales charge at the time of exchange but those shares will be subject to any applicable contingent deferred sales

                     Salomon Brothers Investment Series - 68
                    charge upon ultimate redemption. Your deferred sales charge (if any) will continue to be measured from the date of original purchase. In the case of Class 2 shares of Cash Management Fund or New York Municipal Money Market Fund with respect to which a sales charge has not been applicable, those shares will be subject to an initial sales charge of 1.00% at the time of exchange and will be subject to the contingent deferred sales charge of the acquired fund. Any deferred sales charges exclude the time the shares were held in the Cash Management Fund and the New York Municipal Money Market Fund.

                    You may exchange shares by telephone if you elect telephone exchanges on your Purchase Application. Telephone exchanges are subject to the same limitations as telephone redemptions.
--------------------------------------------------------------------------------
SYSTEMATIC
 EXCHANGE
                  You may request that shares of any class of a fund be exchanged monthly for shares of the same class of any other fund. A predetermined dollar amount of at least $50 per exchange will then occur on or about the 15th of each month in accordance with the instruction provided in your Purchase Application or in the Systematic Investing Application.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 REDEEMING SHARES
--------------------------------------------------------------------------------

You may redeem some or all of your shares by sending your REDEMPTIONS BY
 MAIL redemption request in proper form to:

              PFPC Global Fund Services, Inc.
              c/o Salomon Brothers Investment Series
              P.O. Box 9764
              Providence, RI 02940-9764.
 The written request for redemption must be in good order.    Generally, a properly
 This means that you have provided the following              completed Redemption
 information. Your request will not be processed without      Form with any required
 this information.                                            signature guarantee is
  Name of the fund all that is required Account number for a redemption. In
  Dollar amount or number of shares to redeem some cases, however, Signature of each owner exactly as account is registered other documents may be Other documentation required by the transfer agent necessary.
 To be in good order, your request must include a signature guarantee if:
  The proceeds of the redemption exceed $50,000 The proceeds are not paid to the record owner(s) at the record address The shareholder(s) has had an address change in the past 45 days The shareholder(s) is a corporation, sole proprietor, partnership, trust or fiduciary
 You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loans, but not from a notary public.
-------------------------------------------------------------------------------------
 You may redeem shares by fax only if a signature guarantee REDEMPTIONS BY FAX or other documentary evidence is not required. Redemption requests should be properly signed by all owners of the account and faxed to the transfer agent at
 (508) 871-3846. If fax redemptions are not available for any reason, you may use the fund's redemption by mail procedure described above.
-------------------------------------------------------------------------------------

                     Salomon Brothers Investment Series - 69

 In all cases, your redemption price is the net asset value REDEMPTION
 PAYMENTS next determined after your request is received in good Any request that your order. Redemption proceeds normally will be sent within redemption proceeds be seven days. However, if you recently purchased your shares sent to a destination by check, your redemption proceeds will not be sent to you other than your bank until your original check clears which may take up to 15 account or address of days. Your redemption proceeds can be sent by check to your record must be in address of record or by wire transfer to a bank account writing and must designated on your application. include signature If shares of
 Cash Management Fund or New York Municipal guarantees Money Market Fund are redeemed before noon, Eastern time, you will not receive that day's dividends.
 You will receive that day's dividends if you redeem after noon, Eastern time.
-------------------------------------------------------------------------------------
 You may transmit your redemption request to selected REDEMPTIONS THROUGH dealers with which the distributor has entered into sales SELECTED DEALERS agreements for the purchase of shares of the funds.
 Redemption orders received by these dealers before the New York Stock Exchange closes and which are transmitted to the transfer agent prior to the close of its business day are effective that day. With respect to the Cash Management
 Fund and the New York Municipal Money Market Fund, redemption requests received by the dealer and transmitted to the transfer agent by 12:00 noon, eastern time, on any day the New York Stock Exchange is open, will generally be effected on that same day. It is the responsibility of the dealer to transmit orders on a timely basis to the transfer agent. The dealer may charge you a fee for executing your order.
-------------------------------------------------------------------------------------
 You may redeem shares by wire in amounts of $500 or more if REDEMPTIONS BY WIRE redemption by wire has been elected on your Purchase Application. A signature guarantee is not required on this type of redemption request. To elect this service after opening your account, call the transfer agent at (800) 446-1013 for more information. To redeem by wire, you may either:

  Telephone the redemption request to the transfer agent at (800) 446-1013 Mail the request to the transfer agent at the address listed above

 Proceeds of wire redemptions of $500 or more will be wired to the bank which is indicated on your Purchase Application or by letter which has been properly guaranteed. With respect to the Cash Management Fund and New York Municipal
 Money Market Fund, if the transfer agent receives the wire request by 12:00 noon, eastern time, on any day the New York Stock Exchange is open, the redemption proceeds generally will be transmitted to your bank that same day.
 Checks for redemption proceeds of less than $500 will be mailed to your address of record. You should note that your bank may charge you a fee in connection with money by wire.
-------------------------------------------------------------------------------------
 You may redeem shares by telephone if you elect the REDEMPTIONS BY telephone redemption option on your Purchase Application, TELEPHONE and the proceeds must be mailed to your address of record. In addition, you must be able to provide proper identification information. You may not redeem by telephone if your address has changed within the past 45 days or if your shares are in certificate form. Telephone redemption requests may be made by calling the transfer agent at (800) 446-1013 between 9:00 a.m. and 4:00 p.m. eastern time on any day the New York Stock Exchange is open. If telephone redemptions are not available for any reason, you may use the fund's regular redemption procedure described above.
-------------------------------------------------------------------------------------

                     Salomon Brothers Investment Series - 70

You can arrange for the automatic redemption of a portion AUTOMATIC CASH of your shares on a monthly or quarterly basis. To qualify, WITHDRAWAL PLAN you must own shares of the fund with a value of at least $10,000 for monthly withdrawals and $5,000 for quarterly withdrawals ($7,500 in the case of the
 Investors Value Fund and the Capital Fund) and each automatic redemption must be at least $250 if made monthly.
-------------------------------------------------------------------------------------
 Check writing is available for Class A and Class O CHECKWRITING PRIVILEGE shareholders of the Cash Management Fund and the New York Municipal Money
 Market Fund only. You must elect the redemption by check option on your
 Purchase Application.
 The redemption of shares may be made using redemption checks provided by the transfer agent. There is no charge for this service. The check must be for amounts of $500 or more. You will continue to earn dividends on the shares redeemed until the check clears the banking system. A fee of $10 will be charged if there are insufficient funds to cover the amount of the check.

--------------------------------------------------------------------------------
 OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS
--------------------------------------------------------------------------------

 Small                   account balances If your account falls below $500 ($250
                         in the case of an IRA or self-employed retirement plan)
                         due to redemption of fund shares, the fund may ask you
                         to bring your account up to the minimum requirement. If
                         your account is still below $500 after 30 days, the
                         fund may close your account and send you the redemption
                         proceeds.
-------------------------------------------------------------------------------------
 Share price             You may buy, exchange or redeem fund shares at the net asset value, adjusted for any applicable sales charge, next
                         determined after receipt of your request in good order. Each fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for
                         each class of shares. Each fund calculates its net asset
                         value every day the New York Stock Exchange is open. All of the funds except Cash Management Fund and New York Municipal
                         Money Market Fund calculates its net asset value when
                         regular trading closes on the Exchange (normally 4:00 p.m.,
                         Eastern time). Cash Management Fund and New York Municipal
                         Money Market Fund each calculates its net asset value at
                         12:00 noon, Eastern time.

                         The funds generally value their securities based on market prices or quotations. The funds' currency conversions are done when the London stock exchange closes, which is 12 noon eastern time. When market prices are not available, or when the manager believes they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the funds may price those securities at fair value. Fair value is determined in accordance with procedures approved by the funds' board. A fund that uses fair value to price securities may value those securities higher or lower than another fund that uses market quotations to price the same securities. International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a fund could change on days when you cannot buy or redeem shares.

                         Cash Management Fund and New York Municipal Money
                         Market Fund each uses the amortized cost method to value its portfolio securities. Using this method, the fund constantly amortizes over the remaining life of a security the difference between the principal amount due at maturity and the cost of the security to the fund.

                     Salomon Brothers Investment Series - 71

                         In order to buy, redeem or exchange shares at that day's price, you must place your order with the transfer agent before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

                         Members of the funds' selling group must transmit all
                         orders to buy, exchange or redeem shares to the funds'
                         transfer agent before the agent's close of business.
-------------------------------------------------------------------------------------
                         Each fund has the right to:

                          Suspend the offering of shares.

                          Waive or change minimum and additional investment
amounts.

                          Reject any purchase or exchange order.

                          Change, revoke or suspend the exchange privilege.

                         Suspend telephone transactions.

                          Suspend or postpone redemptions of shares on any day
                          when trading on the New York Stock Exchange is
                          restricted, or as otherwise permitted by the
                          Securities and Exchange Commission.
-------------------------------------------------------------------------------------
 Redemptions             in kind Each fund may make payment for fund shares
                         wholly or in part by distributing portfolio securities
                         to the shareholders. The redeeming shareholder must pay
                         transaction costs to sell these securities.

                     Salomon Brothers Investment Series - 72

--------------------------------------------------------------------------------
 DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------
 The funds normally pay dividends and distribute capital gains, if any, as follows:

                   DIVIDENDS
                   AND
                   DISTRIBUTIONS

                   Annual distributions of income and capital gains normally take place at the end of the year in which the income or gain is realized or the beginning of the next year.

----------------------------------------------------------------------------------
                       DIVIDENDS   INCOME DIVIDEND   CAPITAL GAIN   DISTRIBUTIONS
 FUND                  DECLARED     DISTRIBUTIONS   DISTRIBUTIONS    MOSTLY FROM

 All Cap Value         annually       annually         annually          gain
 Fund
----------------------------------------------------------------------------------
 Asia Growth           annually       annually         annually          gain
 Fund
----------------------------------------------------------------------------------
 Balanced                daily         monthly         annually          both
 Fund
----------------------------------------------------------------------------------
 California Tax Free     daily         monthly      semi-annually       income
 Income Fund
----------------------------------------------------------------------------------
 Capital Fund          quarterly      quarterly        annually          gain
----------------------------------------------------------------------------------
 Cash                 daily            monthly        annually*         income
 Management           (to share-
 Fund                 holders of
                      record at
                      12:00 noon)
----------------------------------------------------------------------------------
 High Yield Bond         daily         monthly         annually         income
 Fund
----------------------------------------------------------------------------------
 International         annually       annually         annually          gain
 Equity Fund
----------------------------------------------------------------------------------
 Investors Value       quarterly      quarterly        annually          gain
 Fund
----------------------------------------------------------------------------------
 Large Cap Core        annually       annually         annually          gain
 Equity Fund
----------------------------------------------------------------------------------
 Large Cap Growth      annually       annually         annually          gain
 Fund
----------------------------------------------------------------------------------

 Mid Cap Fund          annually       annually         annually          gain
----------------------------------------------------------------------------------
 National                daily         monthly      semi-annually       income
 Tax Free Income
 Fund
----------------------------------------------------------------------------------
 New York             daily            monthly        annually*         income
 Municipal            (to share-
 Money Market         holders of
 Fund                 record at
                      12:00 noon)
----------------------------------------------------------------------------------
 New York Tax Free       daily         monthly      semi-annually       income
 Income Fund
----------------------------------------------------------------------------------
 Small Cap             annually       annually         annually          gain
 Growth Fund
----------------------------------------------------------------------------------
 Strategic Bond          daily         monthly         annually         income
 Fund
----------------------------------------------------------------------------------
 U.S. Government         daily         monthly         annually         income
 Income Fund

*Each money market fund anticipates that it will normally not earn or distribute any long-term capital gains.

                     Salomon Brothers Investment Series - 73

 The funds may pay additional distributions and dividends at other times if necessary for a fund to avoid a federal tax. Capital gains distributions and dividends are reinvested in additional fund shares of the same class that you hold. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is made.

--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
 TRANSACTION                            FEDERAL INCOME TAX STATUS
 Redemption                             or exchange of shares Usually capital
                                        gain or loss (except for a money market
                                        fund, no gain, and loss only to the
                                        extent of any deferred sales charge);
                                        long-term only if shares owned more than
                                        one year
-----------------------------------------------------------------------------------------
 Long-term capital gain distributions   Long-term capital gain
-----------------------------------------------------------------------------------------
 Short-term capital gain distributions  Ordinary income
-----------------------------------------------------------------------------------------
 Dividends                              Ordinary income (for all funds except the
                                        municipal bond funds)*
-----------------------------------------------------------------------------------------

TAXES
In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

 *California Tax Free Income Fund, National Tax Free Income Fund, New York Tax Free Income Fund and New York Municipal Money Market Fund intend to distribute the interest they earn on tax-exempt municipal bonds as 'exempt-interest' dividends. These dividends are excludable from gross income for federal income tax purposes but may be subject to state and local income tax, although the New York Tax Free Income Fund's and the New York Municipal Money Market Fund's exempt-interest dividends paid from interest on New York municipal securities will be exempt from New York State and New York City personal income taxes, and the California Tax Free Income Fund's exempt-interest dividends paid from interest on California municipal securities will be exempt from California State personal income taxes. Their distributions from other sources, if any, would be taxable as described above.

 Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when a fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

 After the end of each year, the funds will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. If you do not provide a fund with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding on your distributions, dividends (other than exempt-interest dividends), and, except for a money market fund, redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in a fund.

                     Salomon Brothers Investment Series - 74

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

 The financial highlights tables are intended to help you understand the performance of each share for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by PricewaterhouseCoopers LLP, independent auditors, whose report, along with the funds' financial statements, are included in the annual report (available upon request). As of the close of business on December 31, 1994, all existing shares of the Cash Management Fund and the Investors Value Fund were reclassified as Class O shares. As of the close of business on October 31, 1996, all existing shares of the New York Municipal Money Market Fund and the Capital Fund were reclassified as Class O shares. As of the close of business on September 14, 1998, all existing Class C shares of all of the funds were reclassified as Class 2 shares. As of the close of business on July 12, 2001, all outstanding shares of the California Tax Free Income Fund, National Tax Free Income Fund and New York Tax Free Income Fund were reclassified as Class A shares. Prior to that date, the California Tax Free Income Fund, National Tax Freee Income Fund and New York Tax Free Income Fund were known as Citi California Tax Free Income Fund, Citi National Tax Free Income Fund and Citi New York Tax Free Income Fund, respectively.

                     Salomon Brothers Investment Series - 75

                                ASIA GROWTH FUND

                                              CLASS A                                           CLASS B
                           ------------------------------------------------------------------------------------------------
                                                               YEAR ENDED DECEMBER 31,
                           ------------------------------------------------------------------------------------------------
                            2000     1999      1998      1997     1996(1)    2000      1999      1998      1997     1996(1)
                           ------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period       $12.67   $  6.50   $  7.48   $ 10.32   $ 10.00   $ 12.41   $  6.42   $  7.44   $ 10.31   $ 10.00
                           ------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net investment income
 (loss)(3)                  (0.01)*   (0.01)*#    0.10     0.03      0.05     (0.11)*   (0.06)*    0.05     (0.05)     0.01
Net gain (loss) on
 investments (both
 realized and unrealized    (4.18)     6.17     (1.08)    (2.59)     0.47     (4.06)     6.05     (1.07)    (2.57)     0.46
                           ------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
 operations                 (4.19)     6.17     (0.98)    (2.56)     0.52     (4.17)     5.99     (1.02)    (2.62)     0.47
                           ------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Dividends from net
 investment income           --       --        --        (0.03)    (0.05)    --        --        --         0.00     (0.01)
Distributions from net
 realized gain on
 investments                 --       --        --        (0.25)    (0.15)    --        --        --        (0.25)    (0.15)
                           ------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total dividends and
 distributions               --       --        --        (0.28)    (0.20)    --        --        --        (0.25)    (0.16)
                           ------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value, end of
 period                    $ 8.48   $ 12.67   $  6.50   $  7.48   $ 10.32   $  8.24   $ 12.41   $  6.42   $  7.44   $ 10.31
                           ------   -------   -------   -------   -------   -------   -------   -------   -------   -------
                           ------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net assets, end of period
 (thousands)               $3,902   $ 7,108   $ 4,385   $ 6,491   $ 3,693   $ 5,893   $10,658   $ 5,256   $ 5,738   $ 3.163
Total return(3)             (33.1)%   94.9%    -13.1%    -25.6%     +5.2%'DD' (33.6)%   93.3%    -13.7%    -26.1%     +4.7%'DD'
Ratios to average net
 assets:
   Expenses                  1.24 %   1.24%     1.24%     1.24%     1.24%'D'   2.06%    1.99%     1.99%     1.99%     1.99%'D'
   Net investment income    (0.06)%  -0.01%     1.48%     0.27%     0.90%'D' (0.95)%   -0.74%     0.77%    -0.48%     0.20%'D'
Portfolio turnover rate       170 %    248%      436%      294%      119%      170%      248%      436%      294%      119%

Before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment loss per share and expense ratios would have been:
Net investment loss per
 share                     $(0.17)* $ (0.12)* $ (0.07)  $ (0.23)  $ (0.18)  $ (0.26)* $ (0.12)* $ (0.11)  $ (0.30)  $ (0.23)
Expense ratio                2.72%     2.62%     3.79%     3.81%     5.50%'D'  3.47%     3.39%     4.55%     4.56%     6.25%'D'

               --------------------------------------------------

                                  CAPITAL FUND

                                          CLASS A                                            CLASS B
                      ---------------------------------------------------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                      ---------------------------------------------------------------------------------------------------
                        2000      1999      1998      1997     1996(2)     2000      1999      1998      1997     1996(2)
                      ---------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period  $  25.29   $ 22.92   $ 21.15   $ 19.88   $ 21.98   $  24.86   $ 22.63   $ 21.01   $ 19.90   $ 21.98
                      --------   -------   -------             -------   --------   -------   -------   -------   -------
Net investment income
 (loss)                   0.17*    0.15*      0.14      0.00      0.01(3)   (0.04)    (0.04)*    0.09     (0.07)    (0.02)(3)
Net gain (loss) on
 investments (both
 realized and unrealized) 4.53      4.99      4.64      5.10      1.54       4.46      4.92      4.45      5.01      1.56
                      --------   -------   -------   -------   -------   --------   -------   -------   -------   -------
Total from investment
 operations               4.70      5.14      4.78      5.10      1.55       4.42      4.88      4.54      4.94      1.54
                      --------   -------   -------   -------   -------   --------   -------   -------   -------   -------
Dividends from net
 investment income       (0.13)    (0.18)    (0.18)    --        (0.15)     --        (0.06)    (0.09)    --        (0.12)
Distributions from net
 realized gain on
 investments             (4.42)    (2.59)    (2.83)    (3.83)    (3.50)     (4.42)    (2.59)    (2.83)    (3.83)    (3.50)
Distributions in excess
 of net realized gains   --        --        --        --        --         --        --        --        --        --
                      --------   -------   -------   -------   -------   --------   -------   -------   -------   -------
Total dividends and
 distributions           (4.55)    (2.77)    (3.01)    (3.83)    (3.65)     (4.42)    (2.65)    (2.92)    (3.83)    (3.62)
                      --------   -------   -------   -------   -------   --------   -------   -------   -------   -------
Net asset value,
 end of period        $  25.44   $ 25.29   $ 22.92   $ 21.15   $ 19.88   $  24.86   $ 24.86   $ 22.63   $ 21.01   $ 19.90
                      --------   -------   -------   -------   -------   --------   -------   -------   -------   -------
                      --------   -------   -------   -------   -------   --------   -------   -------   -------   -------
Net assets, end of
 period (thousands)  $109,786   $29,814   $11,425   $ 5,589   $   344   $195,736   $79,678   $22,294   $ 3,820   $   219
Total return(3)          18.9%    +23.1%    +23.7%    +26.4%     +7.7%      18.1%     22.2%    +22.6%    +25.6%     +7.6%
Ratios to average net
 assets:
   Expenses              1.16%     1.27%     1.34%     1.46%     1.88%(5)    1.91%    2.02%     2.09%      2.20     2.73%(5)
   Net investment
    income (loss)        0.66%     0.61%     0.81%    -0.10%     0.18%(5)  (0.14)%   -0.16%     0.17%     -0.94    -0.66%(5)
Portfolio turnover
    rate                   97%      126%      141%      159%      191%        97%      126%      141%      159%      191%

               --------------------------------------------------

(1)  May 6, 1996, commencement of investment operations, through December 31,
     1996.
(2) November 1, 1996, commencement of investment operations, through December 31, 1996.
(3) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the ex-dividend date, and a sale at net asset value on the last day of each period reported. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return.

(4)  On September 14, 1998, Class C shares were renamed Class 2 shares.
(#)  Amount represents less than $0.01 per share.
'DD' Total return is not annualized, as it may not be representative of total return for the year.
'D'  Annualized.
* Per share information calculated using the average shares method.

                     Salomon Brothers Investment Series - 76

                                ASIA GROWTH FUND

                    CLASS 2                                           CLASS O
-------------------------------------------------------------------------------------------------
                                  YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------
 2000      1999      1998      1997     1996(1)    2000      1999      1998      1997     1996(1)
-------------------------------------------------------------------------------------------------
$ 12.41   $  6.42   $  7.44   $ 10.30   $ 10.00   $ 12.76   $  6.54   $  7.50   $ 10.32   $ 10.00
-------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  (0.10)*   (0.06)*    0.05     (0.05)     0.01      0.02      0.02      0.12      0.05      0.07
  (4.07)     6.05     (1.07)    (2.56)     0.45     (4.22)     6.20     (1.08)    (2.59)     0.46
-------   -------   -------   -------   -------   -------   -------   -------   -------   -------
  (4.17)     5.99     (1.02)    (2.61)     0.46     (4.20)     6.22     (0.96)    (2.54)     0.53
-------   -------   -------   -------   -------   -------   -------   -------   -------   -------
   --       --        --         0.00     (0.01)    --        --        --        (0.03)    (0.06)
   --       --        --        (0.25)    (0.15)    --        --        --        (0.25)    (0.15)
-------   -------   -------   -------   -------   -------   -------   -------   -------   -------
   --       --        --        (0.25)    (0.16)    --        --        --        (0.28)    (0.21)
-------   -------   -------   -------   -------   -------   -------   -------   -------   -------
$  8.24   $ 12.41   $  6.42   $  7.44   $ 10.30   $  8.56   $ 12.76   $  6.54   $  7.50   $ 10.32
-------   -------   -------   -------   -------   -------   -------   -------   -------   -------
-------   -------   -------   -------   -------   -------   -------   -------   -------   -------
$ 3,107   $ 4,227   $ 2,291   $ 1,643   $   246   $   846   $ 1,343   $ 1,354       412   $   124
(33.6)%     93.3%    -13.7%    -26.0%     +4.6%   (32.9)%     95.1%    -12.8%    -25.3%      +5.3%'DD'
  1.99%     1.99%     1.99%     1.99%     2.00%(5)  0.99%     0.97%     0.99%     0.99%     0.99%'D'
   170%    -0.76%     0.80%    -0.47%     0.08%(5)  0.14%     0.23%     1.90%     0.51%     1.21%'D'
   170%      248%      436%      294%      119%      170%      248%      436%      294%      119%
                                        -------

$ (0.25)* $ (0.11)* $ (0.11)  $ (0.30)  $ (0.20)  $ (0.15)* $ (0.11)* $ (0.04)  $ (0.20)  $ (0.18)
   3.48%     3.37%     4.55%     4.56%     6.26%'D'  2.48%     2.32%     3.55%     3.56%     5.25%(5)

               --------------------------------------------------

                                  CAPITAL FUND

                     CLASS 2                                              CLASS O
---------------------------------------------------------------------------------------------------------
                                        YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------
    2000      1999    1998      1997     1996(2)        2000     1999       1998       1997     1996(2)
---------------------------------------------------------------------------------------------------------
$  24.90   $ 22.69   $ 21.02   $ 19.91   $  21.98   $  25.43   $  22.99   $  21.23   $  19.88   $  18.67
--------   -------   -------   -------   --------   --------   --------   --------   --------   --------
   (0.03)*   (0.04)*    0.07     (0.06)     (0.02)(3)   0.23       0.22*      0.21       0.05       0.13(2)
    4.45      4.91      4.47      5.00       1.57       4.57       5.00       4.62       5.13       5.70
--------   -------   -------   -------   --------   --------   --------   --------   --------   --------
    4.42      4.87      4.54      4.94       1.55       4.80       5.22       4.83       5.18       5.83
--------   -------   -------   -------   --------   --------   --------   --------   --------   --------
   --        (0.07)    (0.04)    --         (0.12)     (0.20)     (0.19)     (0.24)     --         (0.15)
   (4.42)    (2.59)    (2.83)    (3.83)     (3.50)     (4.42)     (2.59)     (2.83)     (3.83)     (4.47)
   --        --        --        --         --         --         --         --         --         --
--------   -------   -------   -------   --------   --------   --------   --------   --------   --------
   (4.42)    (2.66)    (2.87)    (3.83)     (3.62)     (4.62)     (2.78)     (3.07)     (3.83)     (4.62)
--------   -------   -------   -------   --------   --------   --------   --------   --------   --------
$  24.90   $ 24.90   $ 22.69   $ 21.02   $  19.91   $  25.61   $  25.43   $  22.99   $  21.23   $  19.88
--------   -------   -------   -------   --------   --------   --------   --------   --------   --------
--------   -------   -------   -------   --------   --------   --------   --------   --------   --------
$122,307   $24,830   $ 6,369   $ 2,385   $    130   $227,739   $215,308   $194,973   $175,470   $135,943
   18.0%    +22.2%    +22.6%    +25.6%      +7.7%      19.2%      23.4%     +23.8%     +26.8%     +33.3%
   1.91%     2.02%     2.09%     2.21%      2.45%(5)    0.90%     1.01%      1.08%      1.22%      1.38%
   (0.12)%  -0.18%     0.09%    -0.91%     -0.50%(5)    0.84%     0.91%      0.96%      0.26%      0.67%
     97%      126%      141%      159%       191%        97%       126%       141%       159%       191%

               --------------------------------------------------

                     Salomon Brothers Investment Series - 77

                         CALIFORNIA TAX FREE INCOME FUND

                                                                             CLASS A SHARES
-----------------------------------------------------------------------------------------------------------
                                                                                          NOVEMBER 2, 1998
                                                                                          (COMMENCEMENT OF
                                                               YEAR ENDED DECEMBER 31      OPERATIONS) TO
                                                              -------------------------     DECEMBER 31,
                                                                2000          1999             1998
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  9.43       $ 10.08         $ 10.00
Income from operations:
Net investment income                                             0.437         0.400           0.069
 Net realized and unrealized gain (loss) on investments           0.880        (0.650)          0.080
                                                                -------       -------         -------
Total from operations                                             1.317        (0.250)          0.149
                                                                -------       -------         -------
Less dividends from:
 Net investment income                                           (0.437)       (0.400)         (0.069)
                                                                -------       -------         -------
Net asset value, end of period                                  $ 10.31       $  9.43         $ 10.08
                                                                -------       -------         -------
Ratios/supplemental data:
 Net assets, end of period (000's omitted)                      $20,748       $34,396         $96,706
 Ratio of expenses to average net assets (A)                      0.80%         0.70%              0%*
 Ratio of expenses to average net assets after fees paid
  indirectly (A)                                                  0.81%         0.70%              0%*
 Ratio of net investment income to average net assets             4.52%         4.06%           4.16%*
Portfolio turnover                                                  58%          116%              1%
Total return                                                     14.33%       (2.54)%           1.49%**

Note: If agents of the fund had not voluntarily agreed to waive all of their fees for the period, and the Sub-administrator had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

 Net investment income per share                                $ 0.340       $ 0.330         $ 0.042
 Ratios:
   Expenses to average net assets                                 1.82%         1.41%          1.60%*
   Net investment income to average net assets                    3.52%         3.35%          2.56%*

               --------------------------------------------------
 *  Annualized.
 ** Not annualized.
(A) The expense ratio has been readjusted to reflect a change in reporting requirement. The new reporting guidelines require the fund to increase its expense ratio by the affect of any expense offset arrangements with its service providers.

                     Salomon Brothers Investment Series - 78

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                     Salomon Brothers Investment Series - 79

                              CASH MANAGEMENT FUND

                                          CLASS A                                          CLASS B
-----------------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
                        2000      1999      1998      1997      1996      2000     1999     1998     1997      1996
-----------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period   $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $1.000  $  1.000  $  1.000  $  1.000
                      --------  --------  --------  --------  --------  --------  ------  --------  --------  --------
Net investment income    0.058     0.047     0.050     0.051     0.050     0.058   0.047     0.050     0.051     0.050
Dividends from net
investment income       (0.058)   (0.047)   (0.050)   (0.051)   (0.050)   (0.058) (0.047)   (0.050)   (0.051)   (0.050)
                      --------  --------  --------  --------  --------  --------  ------  --------  --------  --------
Net asset value, end
 of period            $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $  1.000  $1.000  $  1.000  $  1.000  $  1.000
                      --------  --------  --------  --------  --------  --------  ------  --------  --------  --------
                      --------  --------  --------  --------  --------  --------  ------  --------  --------  --------
Net assets, end of
 period (thousands)   $  5,622  $ 20,702  $ 26,793  $ 18,246  $  8,175  $ 11,079  $20,476 $ 17,374  $  4,151  $  3,920
Total return(3)           6.0%     +4.8%     +5.2%     +5.2%     +5.1%      6.0%   +4.8%     +5.2%     +5.2%     +5.1%
Ratios to average net
assets:
   Expenses              0.55%     0.53%     0.55%     0.55%     0.55%     5.79%   0.53%     0.55%     0.55%     0.55%
   Net investment income 5.87%     4.65%     5.02%     5.11%     4.95%     0.55%   4.72%     4.95%     5.10%     4.95%
Before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment income per share and expense ratios would have been:
   Net investment income
   per share          $  0.060    N/A     $  0.049  $  0.049  $  0.047  $  0.060   N/A    $ 0.049%  $  0.049  $  0.047
   Expense ratio         0.71%    N/A        0.67%     0.70%     0.82%     0.71%   N/A       0.67%     0.70%     0.82%

               --------------------------------------------------

                              HIGH YIELD BOND FUND

                                        CLASS A                                                 CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
                                                             YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
                    2000      1999      1998      1997      1996       2000      1999      1998      1997       1996
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of
period           $   9.48  $   9.89  $  11.74  $  11.54  $  10.53  $     9.48   $   9.87  $  11.71  $  11.53  $  10.53
                 --------  --------  --------  --------  --------  ----------  --------  --------   --------   --------

Net investment
income              1.00*     1.01*      1.05      1.06      1.10        0.94*    0.94*      0.97      0.98      1.02
Net gain on
 investment (both
 realized and
 unrealized)        (1.32)    (0.36)    (1.84)     0.38      1.11       (1.32)    (0.36)    (1.84)     0.37      1.11
                 --------  --------  --------  --------  --------  ----------  --------  --------  --------  --------
Total from
investment
operations          (0.32)     0.65     (0.79)     1.44      2.21       (0.38)     0.58     (0.87)     1.35      2.13
                 --------  --------  --------  --------  --------  ----------  --------  --------  --------  --------
Dividends from net
 investment income  (1.00)    (1.06)    (1.06)    (1.05)    (1.10)      (0.91)    (0.97)    (0.97)    (0.98)    (1.03)
Distributions from
 net realized gain
 on investments     --        --        --        (0.19)    (0.10)     --         --        --        (0.19)    (0.10)
                 --------  --------  --------  --------  --------  ----------  --------  --------  --------  --------
Total dividends and
distributions       (1.06)    (1.06)    (1.06)    (1.24)    (1.20)      (0.97)    (0.97)    (0.97)    (1.17)    (1.13)
                 --------  --------  --------  --------  --------  ----------  --------  --------  --------  --------
Net asset value,
 end of period   $   8.10  $   9.48  $   9.89  $  11.74  $  11.54  $     8.13  $   9.48  $   9.87  $  11.71  $  11.53
                 --------  --------  --------  --------  --------  ----------  --------  --------  --------  --------
                 --------  --------  --------  --------  --------  ----------  --------  --------  --------  --------
Net assets, end of
period
(thousands)      $100,065  $125,568  $145,730  $169,721  $ 65,935  $  250,003  $311,832  $327,661  $329,672  $106,797
Total return(3)    (3.6)%     +7.0%     -7.1%    +13.0%    +21.9%      (4.2)%     +6.3%     -7.8%    +12.2%    +21.2%
Ratios to average
net assets:
   Expenses         1.24%     1.27%     1.27%     1.24%     1.24%       1.99%     2.02%     1.99%     1.99%     1.99%
   Net investment
   income          11.32%    10.46%     9.58%     8.66%     9.38%      10.56%     9.74%     8.87%     7.90%     8.49%
Portfolio turnover
rate                  79%       65%       66%       79%       85%         79%       65%       66%       79%       85%
Before applicable
 waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment income per share and expense ratios would have been:
   Net investment
   income per
   share           N/A     $  1.01*  $   1.04  $   1.04  $   1.09     N/A      $   0.94  $   0.96  $   0.97  $   1.01
   Expense ratio   N/A        1.29%     1.32%     1.34%     1.50%     N/A         2.03%     2.07%     2.09%     2.24%

               --------------------------------------------------
(1) January 3, 1995, commencement of investment operations, through December 31, 1995.
(2) February 22, 1995, commencement of investment operations, through December 31, 1995.
(3) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period reported. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.
(4) Annualized.
* Per share amounts have been calculated using average shares method.

                     Salomon Brothers Investment Series - 80

                              CASH MANAGEMENT FUND

                    CLASS 2                                            CLASS O
----------------------------------------------------------------------------------------------------
                                 YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
 2000      1999      1998      1997      1996      2000        1999       1998      1997      1996
----------------------------------------------------------------------------------------------------
$ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $    1.000   $ 1.000   $ 1.000   $ 1.000
-------   -------   -------   -------   -------   -------   ----------   -------   -------   -------
  0.058     0.047     0.050     0.051     0.050     0.058        0.047     0.050     0.051     0.050
 (0.058)   (0.047)   (0.050)   (0.051)   (0.050)   (0.058)      (0.047)   (0.050)   (0.051)   (0.050)
-------   -------   -------   -------   -------   -------   ----------   -------   -------   -------
$ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $    1.000   $ 1.000   $ 1.000   $ 1.000
-------   -------   -------   -------   -------   -------   ----------   -------   -------   -------
-------   -------   -------   -------   -------   -------   ----------   -------   -------   -------
$ 1,978   $ 1,932   $ 2,741   $ 1,806   $   435   $ 5,718   $    9,034   $ 8,066   $19,872   $14,225
   6.0%     +4.8%     +5.2%     +5.2%     +5.1%      6.0%        +4.8%     +5.2%     +5.2%     +5.1%
  0.55%     0.53%     0.55%     0.55%     0.55%     0.55%        0.53%     0.55%     0.55%     0.55%
  5.90%     4.67%     4.98%     5.16%     4.95%     5.82%        4.67%     5.08%     5.10%     4.95%

$ 0.060     N/A     $ 0.049   $ 0.049   $ 0.047   $ 0.060       --       $ 0.049   $ 0.049   $ 0.047
  0.72%     N/A       0.67%     0.70%     0.82%      0.71       --         0.67%     0.70%     0.82%

               --------------------------------------------------

                              HIGH YIELD BOND FUND

                    CLASS 2                                            CLASS O
----------------------------------------------------------------------------------------------------
                            YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
 2000      1999      1998      1997      1996      2000        1999       1998      1997      1996
----------------------------------------------------------------------------------------------------
$  9.50   $  9.86   $ 11.70   $ 11.52   $ 10.53   $  9.48   $     9.89   $ 11.75   $ 11.53   $ 10.54
-------   -------   -------   -------   -------   -------   ----------   -------   -------   -------
   0.96*     0.96*     0.97      0.99      1.02      1.03*        1.04*     1.09      1.08      1.16
  (1.33)    (0.35)    (1.84)     0.36      1.10     (1.32)       (0.36)    (1.86)     0.40      1.05
-------   -------   -------   -------   -------   -------   ----------   -------   -------   -------
  (0.37)     0.61     (0.87)     1.35      2.12     (0.29)        0.68     (0.77)     1.48      2.21
-------   -------   -------   -------   -------   -------   ----------   -------   -------   -------
  (0.91)    (0.97)    (0.97)    (0.98)    (1.03)    (1.02)       (1.09)    (1.09)    (1.07)    (1.12)
   --       --        --        (0.19)    (0.10)    --          --         --        (0.19)    (0.10)
-------   -------   -------   -------   -------   -------   ----------   -------   -------   -------
  (0.97)    (0.97)    (0.97)    (1.17)    (1.13)    (1.09)       (1.09)    (1.09)    (1.26)    (1.22)
-------   -------   -------   -------   -------   -------   ----------   -------   -------   -------
$  8.16   $  9.50   $  9.86   $ 11.70   $ 11.52   $  8.10   $     9.48   $  9.89   $ 11.75   $ 11.53
-------   -------   -------   -------   -------   -------   ----------   -------   -------   -------
-------   -------   -------   -------   -------   -------   ----------   -------   -------   -------
$67,938   $84,527   $86,596   $76,042   $13,773   $13,027   $   13,537   $ 8,936   $ 2,386   $   393
 (4.1)%     +6.6%     -7.8%    +12.2%    +21.1%    (3.3)%        +7.3%     -6.9%    +13.4%    +22.0%
  1.74%     1.79%     1.99%     1.99%     1.99%     0.99%        1.02%     1.01%     0.99%     0.99%
 10.82%     9.95%     8.89%     7.87%     8.43%    11.56%       10.76%    10.85%     8.93%    10.64%
    79%       65%       66%       79%       85%       79%          65%       66%       79%       85%

  N/A     $ 0.96*   $  0.96   $  0.98   $  1.01     N/A     $    1.04*   $  1.08   $  1.07   $  1.13
  N/A       1.81%      2.07%     2.08%     2.24%    N/A          1.03%      1.09%     1.09%     1.24%

               --------------------------------------------------

                     Salomon Brothers Investment Series - 81

                              INVESTORS VALUE FUND

                                               CLASS A                                           CLASS B
----------------------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------
                            2000      1999      1998      1997      1996      2000      1999      1998      1997      1996
----------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of year          $ 20.70   $ 22.04   $ 21.11   $ 18.89   $ 16.62   $ 20.43   $ 21.87   $ 21.00   $ 18.86   $ 16.61
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net investment income         0.18*     0.21*     0.19      0.16      0.19      0.02*     0.04      0.05      0.04      0.08
Net gain (loss) on
 investments (both
 realized and unrealized)     2.80      2.29      2.91      4.64      4.63      2.77      2.26      2.85      4.58      4.60
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
operations                    2.98      2.50      3.10      4.80      4.82      2.79      2.30      2.90      4.62      4.68
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Dividends from net
 investment income           (0.19)    (0.13)    (0.17)    (0.21)    (0.22)    (0.05)    (0.03)    (0.03)    (0.11)    (0.10)
Distributions from net
 realized gain on
 investments                 (3.08)    (3.71)    (2.00)    (2.37)    (2.33)    (3.08)    (3.71)    (2.00)    (2.37)    (2.33)
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total dividends and
 distributions               (3.27)    (3.84)    (2.17)    (2.58)    (2.55)    (3.13)    (3.74)    (2.03)    (2.48)    (2.43)
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value, end of
 year                      $ 20.41   $ 20.70   $ 22.04   $ 21.11   $ 18.89   $ 20.09   $ 20.43   $ 21.87   $ 21.00   $ 18.86
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net assets, end of year
 (thousands)               $72,445   $32,817   $50,953   $57,105   $10,905   $80,960   $81,759   $75,189   $49,786   $ 9,433
Total return(3)              14.9%     11.5%    +15.2%    +26.2%    +30.3%     14.2%     10.6%    +14.3%    +25.3%    +29.2%
Ratios to average net
 assets
   Expenses                  1.00%     0.87%     0.88%     0.95%     1.06%     1.73%     1.61%     1.63%     1.70%     1.82%
   Net investment income     0.85%     0.90%     0.87%     0.86%     0.94%     0.12%     0.16%     0.18%     0.12%     0.21%
Portfolio turnover rate        75%       66%       74%       62%       58%       75%       66%       74%       62%       58%

               --------------------------------------------------

                          NATIONAL TAX FREE INCOME FUND

                                                                                CLASS A SHARES
----------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------
                                                                2000       1999       1998      1997      1996
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.54   $  11.43   $  10.92   $ 10.34   $ 10.55
                                                              --------   --------   --------   -------   -------
Income from operations:
   Net investment income                                         0.513      0.469      0.524     0.564     0.562
   Net realized and unrealized gain (loss) on investments        0.727     (0.900)     0.549     0.586    (0.232)
                                                              --------   --------   --------   -------   -------
Total from operations                                            1.240     (0.431)     1.073     1.150     0.330
                                                              --------   --------   --------   -------   -------
Less dividends from:
   Net investment income                                        (0.520)    (0.450)    (0.540)   (0.570)   (0.540)
   Net realized gain on investments                              --        (0.009)    (0.023)    --        --
                                                              --------   --------   --------   -------   -------
Total from distributions                                        (0.520)    (0.459)    (0.563)   (0.570)   (0.540)
                                                              --------   --------   --------   -------   -------
Net asset value, end of period                                $  11.26   $  10.54   $  11.43   $ 10.92   $ 10.34
                                                              --------   --------   --------   -------   -------
Ratios/supplemental data:
   Net assets, end of period (000's omitted)                  $ 72,875   $106,449   $259,447   $ 1,917   $ 2,060
   Ratio of expenses to average net assets(A)                    0.80%      0.80%         0%     0.14%        0%
   Ratio of expenses to average net assets after fees paid
    indirectly(A)                                                0.80%      0.81%         0%        0%        0%
   Ratio of net investment income to average net assets          4.67%      4.14%      4.49%     5.45%     5.42%
Portfolio turnover                                                 46%       112%        57%       55%       52%
Total return                                                    12.10%    (3.86)%     10.05%    11.45%     3.31%
Note: If agents of the fund had not voluntarily agreed to
 waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Sub-administrator had not voluntarily assumed expenses, the net investment income (loss) per share and the ratios would have been as follows:
   Net investment income per share                            $  0.456   $  0.424   $  0.364   $(0.229)  $(0.291)
   Ratios:
      Expenses to average net assets                             1.32%      1.20%      1.37%     7.66%     8.23%
      Net investment income (loss) to average net assets         4.15%      3.74%      3.12%   (2.21)%   (2.81)%

               --------------------------------------------------
(A) The expense ratio has been adjusted to reflect a change in reporting requirement. The new reporting guidelines require the fund to increase its expense ratio by the affect of any expense offset arrangements with its service providers.

                     Salomon Brothers Investment Series - 82

                              INVESTORS VALUE FUND

                    CLASS 2                                             CLASS O
------------------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------
 2000       1999      1998      1997      1996       2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------
$ 20.46   $ 21.88   $ 21.01   $ 18.86   $ 16.61   $  20.09   $  22.05   $  21.13   $  18.90   $  16.61
-------   -------   -------   -------   -------   --------   --------   --------   --------   --------
   0.02*     0.03*     0.05      0.04      0.07       0.24*      0.26*      0.25       0.24       0.25
   2.78      2.30      2.84      4.59      4.60       2.80       2.31       2.90       4.60       4.62
-------   -------   -------   -------   -------   --------   --------   --------   --------   --------
   2.80      2.33      2.89      4.63      4.67       3.04       2.57       3.15       4.84       4.87
-------   -------   -------   -------   -------   --------   --------   --------   --------   --------
  (0.05)    (0.04)    (0.02)    (0.11)    (0.09)     (0.27)     (0.22)     (0.23)     (0.24)     (0.25)
  (3.08)    (3.71)    (2.00)    (2.37)    (2.33)     (3.08)     (3.71)     (2.00)     (2.37)     (2.33)
-------   -------   -------   -------   -------   --------   --------   --------   --------   --------
  (3.13)    (3.75)    (2.02)    (2.48)    (2.42)     (3.35)     (3.93)     (2.23)     (2.61)     (2.58)
-------   -------   -------   -------   -------   --------   --------   --------   --------   --------
$ 20.13   $ 20.46   $ 21.88   $ 21.01   $ 18.86   $  20.38   $  20.69   $  22.05   $  21.13   $  18.90
-------   -------   -------   -------   -------   --------   --------   --------   --------   --------
-------   -------   -------   -------   -------   --------   --------   --------   --------   --------
$25,580   $17,883   $17,680   $11,701   $ 1,959   $702,394   $662,248   $650,916   $608,401   $518,361
  14.2%    +10.7%    +14.3%    +25.2%    +29.3%                 11.7%     +15.4%     +26.5%     +30.6%
  1.74%     1.61%     1.63%     1.70%     1.80%      0.73%      0.63%      0.63%      0.69%      0.76%
  0.11%     0.15%     0.18%     0.13%     0.23%      1.12%      1.16%      1.15%      1.15%      1.36%
    75%       66%       74%       62%       58%        75%        66%        74%        62%        58%

               --------------------------------------------------

                          NEW YORK TAX FREE INCOME FUND

                                                                                CLASS A SHARES
----------------------------------------------------------------------------------------------------------------
                                                                           YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------
                                                                2000       1999       1998      1997      1996
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.79   $  11.69   $  11.42   $ 10.98   $ 11.25
                                                              --------   --------   --------   -------   -------
Income from operations:
   Net investment income                                         0.601      0.514      0.487     0.594     0.585
   Net realized and unrealized gain (loss) on investments        0.609     (0.940)     0.282     0.431    (0.267)
                                                              --------   --------   --------   -------   -------
Total from operations                                            1.210     (0.426)     0.769     1.025     0.318
                                                              --------   --------   --------   -------   -------
Less distributions from:
   Net investment income                                        (0.560)    (0.474)    (0.499)   (0.585)   (0.588)
                                                              --------   --------   --------   -------   -------
Net asset value, end of period                                $  11.44   $  10.79   $  11.69   $ 11.42   $ 10.98
                                                              --------   --------   --------   -------   -------
Ratios/supplemental data:
   Net assets, end of period (000's omitted)                  $172,420   $224,144   $459,591   $75,978   $82,182
   Ratio of expenses to average net assets                       0.80%      0.80%      0.80%     0.80%     0.80%
   Ratio of net investment income to average net assets          4.81%      4.40%      4.24%     5.31%     5.34%
Portfolio turnover                                                 15%        30%        17%       16%       47%
Total return                                                    11.54%    (3.73)%      6.89%     9.62%     3.01%
Note: If agents of the fund had not voluntarily agreed to
 waive all or a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly, the net investment income per share and the ratios would have been as follows:
   Net investment income per share                            $  0.553   $  0.465   $  0.454   $ 0.540   $ 0.534
   Ratios:
      Expenses to average net assets                             1.16%      1.13%      1.09%     1.28%     1.27%
      Net investment income to average net assets                4.45%      4.07%      3.95%     4.83%     4.87%

               --------------------------------------------------

                     Salomon Brothers Investment Series - 83

                      NEW YORK MUNICIPAL MONEY MARKET FUND

                                               CLASS A                                           CLASS B
                           -------------------------------------------------------------------------------------------------
                                                      YEAR ENDED DECEMBER 31,
                           -------------------------------------------------------------------------------------------------
                            2000      1999      1998      1997     1996(1)    2000      1999      1998      1997     1996(1)
                           -------------------------------------------------------------------------------------------------
Net asset value,
beginning of period        $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net investment income        0.037     0.029     0.031     0.034     0.006     0.037     0.029     0.031     0.034     0.006
Dividends from net
investment income           (0.037)   (0.029)   (0.031)   (0.034)   (0.006)   (0.037)   (0.029)   (0.031)   (0.034)   (0.006)
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value, end of
period                     $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net assets, end of period
(thousands)                $ 4,413   $ 5,810   $ 5,372   $ 3,808   $   360   $    12   $   258   $    25   $    25   $    25
Total return(2)               3.8%      2.9%     +3.2%     +3.5%     +0.6%      3.8%      2.9%     +3.2%     +3.5%     +0.6%
Ratios to average net
assets:
  Expenses                   0.38%     2.85%     3.15%     3.39%     3.56%(3)   3.37%    2.99%     3.21%     3.32%     3.40%(3)
  Net investment income      3.68%     0.41%     0.41%     0.50%     0.38%(3)   0.38%    0.42%     0.42%     0.43%     0.40%(3)
Before applicable waiver of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment income per share and expense ratios would have been:
  Net investment income
  per share                    N/A       N/A       N/A       N/A   $ 0.006       N/A       N/A       N/A       N/A   $ 0.006
  Expense ratio                N/A       N/A       N/A       N/A     0.39%(3)    N/A       N/A       N/A       N/A     0.41%(3)

                  -------------------------------------------

(1) November 1, 1996, commencement of investment operations, through December 31, 1996.
(2) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period reported. Total return calculated for a period of less than one year is not annualized.
(3) Annualized.
                              SMALL CAP GROWTH FUND

                                                             CLASS A                              CLASS B
                                                  ------------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
                                                  ------------------------------------------------------------------
                                                    2000       1999     1998(1)           2000      1999     1998(1)
                                                  ------------------------------------------------------------------
Net asset value, beginning of period              $  17.23   $  11.59   $ 10.00         $  17.01   $ 11.55   $ 10.00
                                                  --------   --------   ------          --------
Net investment loss                                  (0.04)*    (0.07)   (0.02)            (0.17)*   (0.17)   (0.06)
Net gain on investments (both realized and
 unrealized)                                          2.55       6.63     1.61              2.52      6.55     1.61
                                                  --------   --------   ------          --------
Total from investment operations                      2.51       6.56     1.59              2.35      6.38     1.55
                                                  --------   --------   ------          --------
Dividends from net investment income                 --         --        --               --        --        --
Distributions from net realized gain on
 investments                                         (5.51)     (0.92)    --               (5.51)    (0.92)    --
                                                  --------   --------   ------          --------   -------
Total dividends and distributions                    (5.51)     (0.92)    --               (5.51)    (0.92)    --
                                                  --------   --------   ------          --------   -------
Net asset value, end of period                    $  14.23   $  17.23   $11.59          $  13.85   $ 17.01   $11.55
                                                  --------   --------   ------          --------   -------
                                                  --------   --------   ------          --------   -------
Net assets, end of period (thousands)             $178,307   $167,281   $3,205          $132,219   $124,560  $3,850

Total return(2)                                      14.1%      57.5%   +15.9%             13.2%     56.2%   +15.5%
Ratios to average net assets:
  Expenses                                           1.39%      1.37%    1.50%(3)          2.14%     2.12%    2.25%(3)
  Net investment income                             (0.25)%    -0.52%   -0.51%(3)         (1.00)%   -1.23%   -1.21%(3)
Portfolio turnover rate                               123%       142%      96%              123%      142%      96%
Before applicable waiver of management fee,
 expenses absorbed by SBAM and credits earned on cash balances, net investment income per share and expense ratios would have been:
  Net investment loss per share                        N/A*  $  (0.08)  $(0.06)              N/A*  $ (0.17)  $(0.10)
  Expense ratio                                        N/A      1.40%    2.30%(3)            N/A      2.15%  3.05%(3)

                  -------------------------------------------
(1) July 1, 1998 commencement of investment operations, through December 31,
    1998.
(2) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period reported. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.
(3) Annualized.
 * Per share amounts have been calculated using the overage shares method. # Amount represents less than $0.01 per share.

                     Salomon Brothers Investment Series - 84

                      NEW YORK MUNICIPAL MONEY MARKET FUND

                    CLASS 2                                             CLASS O
------------------------------------------------------------------------------------------------------
                                       YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------
 2000      1999      1998      1997     1996(1)     2000       1999       1998       1997       1996
------------------------------------------------------------------------------------------------------
$ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
-------   -------   -------   -------   -------   --------   --------   --------   --------   --------
   0.37     0.029     0.031     0.034     0.006      0.037      0.029      0.031      0.034      0.032
  (0.37)   (0.029)   (0.031)   (0.034)   (0.006)    (0.037)    (0.029)    (0.031)    (0.034)    (0.032)
-------   -------   -------   -------   -------   --------   --------   --------   --------   --------
$ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
-------   -------   -------   -------   -------   --------   --------   --------   --------   --------
-------   -------   -------   -------   -------   --------   --------   --------   --------   --------
$     1   $    33   $   153   $    25   $    25   $138,146   $168,701   $195,584   $305,419   $273,734
   3.8%      2.9%     +3.2%     +3.5%     +0.6%       3.8%       2.9%      +3.2%      +3.5%      +3.3%
  0.39%     0.40%     0.34%     0.47%     0.40%(3)    0.38%     0.41%      0.43%      0.47%      0.53%
  3.65%     2.78%     3.13%     3.40%     3.40%(3)    3.69%     2.85%      3.14%      3.39%      3.25%

    N/A       N/A       N/A       N/A   $ 0.006        N/A      --         --         --      $  0.032
    N/A       N/A       N/A       N/A    0.41%(3)      N/A      --         --         --         0.53%

                  -------------------------------------------
                              SMALL CAP GROWTH FUND

         CLASS 2                      CLASS O
------------------------------------------------------
                YEAR ENDED DECEMBER 31,
--------------------------------------------------------
 2000      1999     1998(1)    2000     1999     1998(1)
--------------------------------------------------------
$ 17.04   $ 11.56   $ 10.00   $17.29   $11.60    $10.00
-------   -------   ------    ------   ------    ------
  (0.17)*  (0.17)*   (0.06)    (0.00)*  (0.06)*   (0.01)
   2.52     6.57      1.62      2.56     6.67      1.61
-------   -------   ------    ------   ------    ------
   2.35     6.40      1.56      2.56     6.61      1.60
-------   -------   ------    ------   ------    ------
   --       --        --        --       --        --
  (5.51)   (0.92)     --       (5.51)   (0.92)     --
-------   -------   ------    ------   ------    ------
  (5.51)   (0.92)     --       (5.51)   (0.92)     --
-------   -------   ------    ------   ------    ------
$ 13.88   $17.04    $11.56    $14.34   $17.29    $11.60
-------   -------   ------    ------   ------    ------
-------   -------   ------    ------   ------    ------
$16,468   $14,285   $1,471    $  621   $   67    $   67
-------   -------   ------    ------   ------    ------
  13.2%    56.3%    +15.6%     14.4%    57.9%    +16.0%
  2.14%    2.14%     2.25%(3)  1.17%    1.24%     1.25%(3)
  1.00%   -1.22%    -1.35%(3) (0.01)%  -0.49%    -0.18%(3)
   123%    1.42%       96%      123%    1.42%       96%
    N/A*  $(0.17)*  $(0.10)     N/A*   $(0.06)   $(0.05)
    N/A    2.18%     3.05%(3)   N/A     1.27%     2.05%(3)

                  -------------------------------------------

                     Salomon Brothers Investment Series - 85

                               STRATEGIC BOND FUND

                                               CLASS A                                           CLASS B
----------------------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------
                            2000      1999      1998      1997      1996      2000      1999      1998      1997      1996
----------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period       $  9.81   $ 10.19   $ 10.94   $ 10.83   $ 10.53   $  9.81   $ 10.18   $ 10.93   $ 10.82   $ 10.53
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net investment income         0.91*     0.88*     0.76      0.76(3)    0.87(3)   0.84*    0.81*     0.69*     0.67(3)   0.79(3)
Net gain (loss) on
 investments (both
 realized and unrealized)    (0.74)    (0.41)    (0.65)     0.41      0.55     (0.74)    (0.41)    (0.66)     0.41      0.53
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total from investment
 operations                   0.17      0.47      0.11      1.17      1.42      0.10      0.40      0.03      1.08      1.32
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Dividends from net
 investment
 income                      (0.85)    (0.85)    (0.85)    (0.89)    (0.94)    (0.77)    (0.77)    (0.77)    (0.80)    (0.85)
Dividends in excess of
 net
 investment income           --        --        --        --        (0.01)    --        --        --        --         0.01
Distributions from net
 realized gain
 on investments              --        --        (0.01)    (0.17)    (0.17)    --        --        (0.01)    (0.17)    (0.17)
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Total dividends and
 distributions               (0.85)    (0.85)    (0.86)    (1.06)    (1.12)    (0.77)    (0.77)    (0.78)    (0.97)    (1.03)
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net asset value, end of
 period                    $  9.13   $  9.81   $ 10.19   $ 10.94   $ 10.83   $  9.14   $  9.81   $ 10.18   $ 10.93   $ 10.82
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
                           -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
Net assets, end of period
 (thousands)               $15,871   $18,571   $21,995   $17,150   $ 8,345   $65,645   $69,289   $67,928   $47.921   $14.291
Total return(4)               1.8%      5.0%     +1.1%    +11.2%    +14.1%      1.0%      4.2%     +0.3%    +10.4%    +13.0%
Ratios to average net
 assets:
  Expenses                   1.24%     1.24%     1.24%     1.24%     1.24%     1.99%     1.99%     1.99%     1.99%     1.98%
  Net investment income      9.61%     8.94%     7.11%     6.99%     8.09%     8.84%     8.20%     6.37%     6.12%     7.34%
Portfolio turnover rate        84%      114%      109%      184%      122%       84%      114%      109%      184%      122%
Before applicable waiver
 of
 management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment income per share and expense ratios would have been:
  Net investment income
  per share                $  0.90*  $  0.86*  $  0.74   $  0.73   $  0.79   $  0.83   $  0.79*  $  0.67   $  0.64   $  0.71
  Expense ratio               1.39%     1.44%     3.78%     3.81%     5.50%     2.13%     2.19%     2.18%     2.28%     2.73%

               --------------------------------------------------

                                  BALANCED FUND

                                               CLASS A                                           CLASS B
-----------------------------------------------------------------------------------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------
                              2000      1999      1998      1997      1996      2000      1999       1998      1997      1996
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period       $ 12.81   $ 13.11   $ 13.13   $ 11.82   $ 10.55   $ 12.76   $ 13.08   $  13.12   $ 11.82   $ 10.54
                           -------   -------   -------   -------   -------   -------   -------   --------   -------   -------
Net investment income(3)      0.54*     0.50      0.56      0.55      0.54      0.44*     0.40       0.45      0.45      0.45
Net gain on investments
 (both
 realized and unrealized)     0.44     (0.08)     0.26      1.65      1.35      0.44     (0.08)      0.26      1.65      1.35
                           -------   -------   -------   -------   -------   -------   -------   --------   -------   -------
Total from investment
 operations                   0.98      0.42      0.82      2.20      1.89      0.88      0.32       0.71      2.10      1.80
                           -------   -------   -------   -------   -------   -------   -------   --------   -------   -------
Dividends from net
 investment
 income                      (0.50)    (0.50)    (0.55)    (0.53)    (0.52)    (0.42)    (0.42)     (0.46)    (0.44)    (0.42)
Distributions from net
 realized gain
 on investments              (0.45)    (0.22)    (0.29)    (0.36)    (0.10)    (0.45)    (0.22)     (0.29)    (0.36)    (0.10)
                           -------   -------   -------   -------   -------   -------   -------   --------   -------   -------
Total dividends and
 distributions               (0.95)    (0.72)    (0.84)    (0.89)    (0.62)    (0.87)    (0.64)     (0.75)    (0.80)    (0.52)
                           -------   -------   -------   -------   -------   -------   -------   --------   -------   -------
Net asset value, end of
 period                    $ 12.84   $ 12.81   $ 13.11   $ 13.13   $ 11.82   $ 12.77   $ 12.76   $  13.08   $ 13.12   $ 11.82
                           -------   -------   -------   -------   -------   -------   -------   --------   -------   -------
                           -------   -------   -------   -------   -------   -------   -------   --------   -------   -------
Net assets end of period
 (thousands)               $24,290   $35,386   $51,443   $53,024   $21,109   $73,311   $97,656   $120,816   $87,549   $28,043
Total return(4)               7.9%      3.2%     +6.4%    +19.1%    +18.3%      7.1%      2.4%       5.5%    +18.2%    +17.4%
Ratios to average net
 assets:
  Expenses                   0.95%     0.95%     0.85%     0.77%     0.75%     1.70%     1.70%      1.60%     1.52%     1.50%
  Net investment income      4.19%     3.97%     4.17%     4.29%     4.81%     3.43%     3.03%      3.41%     3.54%     4.06%
Portfolio turnover rate        28%       34%       63%       70%       76%       28%       34%        63%       70%       76%
Before applicable waiver
 of
 management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment income per share and expense ratios would have been:
  Net investment income
  per share                $ 0.51*   $  0.47   $  0.51   $  0.49   $  0.44   $ 0.41*   $  0.37   $   0.41   $  0.39   $  0.36
  Expense ratio              1.18%     1.17%     1.17%     1.24%     1.61%     1.93%     1.92%      1.92%     1.99%     2.36%

               --------------------------------------------------

(1) February 22, 1995, commencement of investment operations through December 31, 1995.
(2) September 11, 1995, commencement of investment operations, through December 31, 1995.
(3) Per share information calculated using the average shares outstanding method.
(4) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period reported. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.
(5) Annualized.
* Per share amounts have been calculated using the average shares method.

                     Salomon Brothers Investment Series - 86

                               STRATEGIC BOND FUND

                    CLASS 2                                           CLASS O
-------------------------------------------------------------------------------------------------------
                                     YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------
 2000        1999        1998       1997      1996      2000      1999        1998      1997      1996
--------------------------------------------------------------------------------------------------------
$  9.84     $ 10.18     $ 10.94   $ 10.82   $ 10.53   $ 9.80     $ 10.18     $ 10.93   $ 10.82   $ 10.53
-------     -------     -------   -------   -------   ------     -------     -------
   0.87(3)*    0.83*(3)    0.69      0.66(3)   0.78(3)  0.94(3)*    0.91(3)*    0.77      0.78(3)   0.92(3)
  (0.75)      (0.40)      (0.67)     0.43      0.54    (0.74)      (0.41)      (0.63)     0.41      0.51
-------     -------     -------   -------   -------   ------     -------     -------   -------   -------
   0.12        0.43        0.02      1.09      1.32     0.20        0.50        0.14      1.19      1.43
-------     -------     -------   -------   -------   ------     -------     -------   -------   -------
  (0.77)      (0.77)      (0.77)    (0.80)    (0.85)   (0.88)      (0.88)      (0.88)    (0.91)    (0.96)

   --         --          --        --        (0.01)   --          --          --        --        (0.01)
   --         --          (0.01)    (0.17)    (0.17)   --          --          (0.01)    (0.17)    (0.17)
-------     -------     -------   -------   -------   ------     -------     -------   -------   -------
  (0.77)      (0.77)      (0.78)    (0.97)    (1.03)   (0.88)      (0.88)      (0.89)    (1.08)    (1.14)
-------     -------     -------   -------   -------   ------     -------     -------   -------   -------
$  9.19     $  9.84     $ 10.18   $ 10.94   $ 10.82   $ 9.12     $  9.80     $ 10.18   $ 10.93   $ 10.82
-------     -------     -------   -------   -------   ------     -------     -------   -------   -------
-------     -------     -------   -------   -------   ------     -------     -------   -------   -------
$20,152     $22,857     $27,327   $20,220   $ 4,575   $  569     $   594     $   498   $   649   $ 3,817
    1.2%        4.5%       +0.2%    +10.5%    +13.1%     2.1%        5.3%       +1.3%    +11.5%    +14.2%
   1.74%       1.76%       1.99%     1.99%     1.98%    0.99%       0.99%       0.99%     0.96%     1.00%
   9.11%       8.43%       6.37%     6.09%     7.26%    9.85%       9.30%       7.37%     7.22%     8.65%
     84%        114%        109%      184%      122%      84%        114%        109%      184%      122%

$  0.86(3)* $  0.81(3)* $  0.67    $ 0.63   $  0.70   $ 0.92(3)* $  0.89(3)* $  0.75   $  0.75   $  0.84
   1.89%       1.96%       2.18%     2.28%     2.72%    1.14%       1.19%       1.18%     1.25%     1.74%

               --------------------------------------------------

                                  BALANCED FUND

                       CLASS 2                                             CLASS O
-------------------------------------------------------------------------------------------------------
                                YEAR ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
 2000        1999      1998      1997      1996      2000         1999       1998      1997      1996
-------------------------------------------------------------------------------------------------------
$ 12.79     $ 13.11   $ 13.15   $ 11.85   $ 10.56   $ 12.88      $ 13.18   $ 13.20   $ 11.88   $ 10.57
-------     -------   -------   -------   -------   -------      -------   -------   -------   -------
   0.44(3)*    0.41      0.45      0.45      0.46      0.58(3)      0.54      0.59      0.59      0.57
   0.45       (0.09)     0.26      1.65      1.35      0.43        (0.09)     0.26      1.65      1.39
-------     -------   -------   -------   -------   -------      -------   -------   -------   -------
   0.89        0.32      0.71      2.10      1.81      1.01         0.45      0.85      2.24      1.96
-------     -------   -------   -------   -------   -------      -------   -------   -------   -------
  (0.42)      (0.42)    (0.46)    (0.44)    (0.42)    (0.53)       (0.53)    (0.58)    (0.56)    (0.55)

  (0.45)      (0.22)    (0.29)    (0.36)    (0.10)    (0.45)       (0.22)    (0.29)    (0.36)    (0.10)
-------     -------   -------   -------   -------   -------      -------   -------   -------   -------
  (0.87)      (0.64)    (0.75)    (0.80)    (0.52)    (0.98)       (0.75)    (0.87)    (0.92)    (0.65)
-------     -------   -------   -------   -------   -------      -------   -------   -------   -------
$ 12.81     $ 12.79   $ 13.11   $ 13.15   $ 11.85   $ 12.91      $ 12.88   $ 13.18   $ 13.20   $ 11.88
-------     -------   -------   -------   -------   -------      -------   -------   -------   -------
-------     -------   -------   -------   -------   -------      -------   -------   -------   -------

$15,496     $21,030   $29,458   $21,085   $ 3,445   $ 1,504      $ 1,460   $ 1,523   $ 1,227   $   213
    7.2%        2.4%     +5.5%    +18.1%    +17.5%      8.1%         3.4%     +6.6%    +19.3%    +19.0%

   1.70%       1.70%     1.60%     1.52%     1.50%     0.70%        0.70%     0.60%     0.52%     0.50%
   3.45%       3.04%     3.41%     3.52%     4.07%     4.45%        4.00%     4.41%     4.60%     5.13%
     28%         34%       63%       70%       76%       28%          34%       63%       70%       76%

$  0.41(3)* $  0.38   $  0.41   $  0.39   $  0.36   $  0.55(3)*  $  0.51   $  0.55   $  0.53   $  0.47
   1.94%       1.92%     1.92%     1.99%     2.36%     0.93%        0.92%     0.92%     1.00%     1.36%

                     Salomon Brothers Investment Series - 87

                          U.S. GOVERNMENT INCOME FUND

                                            CLASS A                                        CLASS B
                           ------------------------------------------------------------------------------------------
                                                            YEAR ENDED DECEMBER 31,
                           ------------------------------------------------------------------------------------------
                            2000     1999     1998     1997     1996     2000      1999      1998      1997     1996
                           ------------------------------------------------------------------------------------------
Net asset value,
beginning of period        $ 9.84   $10.28   $10.20   $10.07   $10.32   $  9.85   $ 10.29   $ 10.20   $10.06   $10.32
                           ------   ------   ------   ------   ------   -------   -------   -------   ------   ------
Net investment income        0.69*    0.54*    0.55     0.58     0.54      0.62*     0.49*     0.48     0.51     0.46
Net gain (loss) on
 investment (both
 realized and unrealized)    0.06    (0.39)    0.21     0.19    (0.19)     0.07     (0.42)     0.21     0.19    (0.20)
                           ------   ------   ------   ------   ------   -------   -------   -------   ------   ------
Total from investment
operations                   0.75     0.15     0.76     0.77     0.35      0.69      0.07      0.69     0.70     0.26
                           ------   ------   ------   ------   ------   -------   -------   -------   ------   ------
Dividends from net
investment income           (0.68)   (0.59)   (0.57)   (0.54)   (0.54)    (0.59)    (0.51)    (0.49)   (0.46)   (0.46)
Distributions from net
 realized gain on
 investments                 --       --      (0.11)   (0.10)   (0.06)    --        --        (0.11)   (0.10)   (0.06)
Distributions in excess
 of net investment income    --       --       --       --       --       --        --        --        --       --
                           ------   ------   ------   ------   ------   -------   -------   -------   ------   ------
Total dividends and
distributions               (0.68)   (0.59)   (0.68)   (0.64)   (0.60)    (0.59)    (0.51)    (0.60)   (0.56)   (0.52)
                           ------   ------   ------   ------   ------   -------   -------   -------   ------   ------
Net asset value, end of
period                     $ 9.91   $ 9.84   $10.28   $10.20   $10.07   $  9.95   $  9.85   $ 10.29   $10.20   $10.06
                           ------   ------   ------   ------   ------   -------   -------   -------   ------   ------
                           ------   ------   ------   ------   ------   -------   -------   -------   ------   ------
Net assets, end of period
(thousands)                $7,773   $5,771   $6,744   $1,320   $1,188   $14,832   $16,109   $15,315   $2,531   $1,266
Total return(2)              7.9%    +1.5%    +7.6%    +7.9%    +3.6%      7.2%     +0.7%     +6.9%    +7.2%    +2.7%

Ratios to average net
assets:
  Expenses, including
  interest                  0.96%     --       --       --       --       1.73%     --        --        --       --
  Expenses, excluding
  interest (operating
  expense)                  0.84%    0.85%    0.85%    0.85%    0.84%     1.60%     1.60%     1.60%    1.60%    1.59%
  Net investment income     6.99%    5.34%    4.98%    5.77%    5.22%     6.34%     4.85%     4.20%    4.96%    4.51%
Portfolio turnover rate       51%      96%     173%     261%     365%       51%       96%      173%     261%     365%
Before applicable waiver
 of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment income per share and expense ratios would have been:
  Net investment income
  per share                $ 0.62*  $ 0.45*  $ 0.47   $ 0.47   $ 0.38   $  0.55*  $  0.40*  $  0.39   $ 0.39   $ 0.30
  Expense ratio              1.60%    1.67%    1.63%    2.02%    2.21%     2.37%     2.42%     2.39%    2.77%    2.96%

               --------------------------------------------------
                            INTERNATIONAL EQUITY FUND

                                  CLASS A                  CLASS B                 CLASS 2                 CLASS O
                           ----------------------------------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                           ----------------------------------------------------------------------------------------------
                            2000       1999(4)       2000      1999(4)       2000      1999(4)       2000      1999(4)
                           ----------------------------------------------------------------------------------------------
Net asset value,
beginning of period        $ 12.49   $      10.00   $12.47   $      10.00   $12.46   $      10.00   $12.49   $      10.00
                           -------   ------------   ------   ------------   ------   ------------   ------   ------------
Net investment income        (0.04)         (0.03)   (0.13)         (0.04)   (0.13)         (0.04)   (0.02)         (0.02)
Net gain (loss) on
 investment (both
 realized and unrealized)    (2.85)          2.52    (2.83)          2.51    (2.83)          2.50    (2.85)          2.51
                           -------   ------------   ------   ------------   ------   ------------   ------   ------------
Total from investment
operations                   (2.89)          2.49    (2.96)          2.47    (2.96)          2.46    (2.87)          2.49
                           -------   ------------   ------   ------------   ------   ------------   ------   ------------
Dividends from net
investment income            --           --          --          --          --          --          --          --
Distributions from net
 realized gain on
 investments                 --           --          --          --          --          --          --          --
Distributions in excess
 of net investment income    --           --          --          --          --          --          --          --
                           -------   ------------   ------   ------------   ------   ------------   ------   ------------
Total dividends and
distributions                --           --          --          --          --          --          --          --
                           -------   ------------   ------   ------------   ------   ------------   ------   ------------
Net asset value, end of
period                     $  9.60   $      12.49   $ 9.51   $      12.47   $ 9.50   $      12.46   $ 9.62   $      12.49
                           -------   ------------   ------   ------------   ------   ------------   ------   ------------
                           -------   ------------   ------   ------------   ------   ------------   ------   ------------
Net assets, end of period
(thousands)                $12,472   $      2,538   $4,685   $      3,863   $4,384   $      2,441   $1,012   $      1,262
Total return(2)            (23.1)%          24.9%   (23.7)%         24.7%   (23.8)%         24.6%   (23.0)%         24.9%

Ratios to average net
assets(3):
  Expenses                   1.75%          1.75%    2.50%          2.50%    2.50%          2.50%    1.50%          1.50%
  Net investment income    (0.41)%         -1.39%   (1.19)%        -2.30%   (1.15)%        -2.13%   (0.22)%        -0.83%
Portfolio turnover rate         1%             1%       1%             1%       1%             1%       1%             1%
Before applicable waiver
 of management fee, expenses absorbed by SBAM and credits earned on custodian cash balances, net investment income per share and expense ratios would have been(3):
  Net investment income
  per share                $ (0.08)  $      (0.08)  $(0.17)  $      (0.09)  $(0.17)  $      (0.09)  $(0.06)  $      (0.07)
  Expense ratio               2.10%          4.36%    2.85%          5.11%    2.85%          5.09%    1.85%          4.05%

               --------------------------------------------------
(1) February 22, 1995, commencement of investment operations, through December 31, 1995.
(2) Total return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at the net asset value on the payable date, and a sale at net asset value on the last day of each period reported. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.
(3) Annualized.
(4) For the period from October 25, 1999 (inception) to December 31, 1999. (5) For the period from October 25, 1999 (inception) to December 31, 1999. (6) For the period from October 26, 1999 (inception) to December 31, 1999. (7) Amount represents less than $0.01 per share.
 * Per share amounts have been calculated using the average shares method.

                     Salomon Brothers Investment Series - 88

                          U.S. GOVERNMENT INCOME FUND

                 CLASS 2                                      CLASS O
---------------------------------------------------------------------------------------
                                YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------
 2000     1999     1998     1997     1996     2000     1999     1998     1997     1996
---------------------------------------------------------------------------------------
$ 9.86   $10.28   $10.19   $10.05   $10.32   $ 9.85*  $10.29   $10.19   $10.06   $10.32
------   ------   ------   ------   ------   ------   ------   ------   ------   ------
 0.65*     0.49*    0.48     0.51     0.46     0.72*    0.57*    0.57     0.61     0.56

  0.06    (0.40)    0.21     0.19    (0.21)    0.08    (0.40)    0.23     0.18    (0.20)
------   ------   ------   ------   ------   ------   ------   ------   ------   ------
  0.71     0.09     0.69     0.70     0.25     0.80     0.17     0.80     0.79     0.36
------   ------   ------   ------   ------   ------   ------   ------   ------   ------
 (0.59)   (0.51)   (0.49)   (0.46)   (0.46)   (0.71)   (0.61)   (0.59)   (0.56)   (0.56)

   --      --      (0.11)   (0.10)   (0.06)    --       --      (0.11)   (0.10)   (0.06)

   --      --       --       --       --       --       --       --       --       --
------   ------   ------   ------   ------   ------   ------   ------   ------   ------
 (0.59)   (0.51)   (0.60)   (0.56)   (0.52)   (0.71)   (0.61)   (0.70)   (0.66)   (0.62)
------   ------   ------   ------   ------   ------   ------   ------   ------   ------
$ 9.98   $ 9.86   $10.28   $10.19   $10.05   $ 9.94   $ 9.85   $10.29   $10.19   $10.06
------   ------   ------   ------   ------   ------   ------   ------   ------   ------
------   ------   ------   ------   ------   ------   ------   ------   ------   ------
$4,193   $5,351   $4,715   $  751   $  422   $  445   $3,294   $3,330   $9,553   $9,375
  7.4%    +0.9%    +6.9%    +7.0%    +2.7%     8.5%    +1.8%    +8.1%    +8.1%    +3.7%

 1.48%     --       --       --       --      0.72%     --       --       --       --
 1.35%    1.37%    1.60%    1.59%    1.60%    0.60%    0.60%    0.60%    0.60%    0.60%
 6.61%    4.91%    4.25%    4.94%    4.51%    7.37%    5.65%    5.52%    6.01%    5.53%
   51%      96%     173%     261%     365%      51%      96%     173%     261%     365%

$ 0.58*  $ 0.40*  $ 0.39   $ 0.39   $ 0.31   $ 0.65*  $ 0.48*  $ 0.44   $ 0.49   $ 0.41
  2.12%    2.20%    2.39%    2.76%    2.97%    1.36%    1.42%    1.38*%   1.77%    1.97%

               --------------------------------------------------
                              LARGE CAP GROWTH FUND

-------------------------------------------------------------------------------------------------------------
   2000         1999(5)        2000         1999(5)        2000         1999(5)        2000         1999(5)
-------------------------------------------------------------------------------------------------------------
         CLASS A                     CLASS B                     CLASS 2                     CLASS O
-------------------------------------------------------------------------------------------------------------
      11.18         10.00         11.17         10.00         11.16         10.00         11.18         10.00
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      (0.06)        (0.01)        (0.14)        (0.02)        (0.14)        (0.02)        (0.03)         0.00(7)*

      (1.73)         1.19         (1.72)         1.19         (1.70)         1.18         (1.72)         1.18
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      (1.79)  $      1.18         (1.86)         1.17         (1.84)         1.16         (1.76)         1.18
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     --           --            --            --            --            --            --            --
      (0.02)      --              (0.02)      --              (0.02)      --              (0.02)      --
      (0.00)*     --              (0.00)*     --              (0.00)*     --              (0.00)*     --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      (0.02)      --              (0.02)      --              (0.02)      --              (0.02)      --
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$      9.37   $     11.18   $      9.29   $     11.17   $      9.30   $     11.16   $      9.40   $     11.18
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
-----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
$     2,199   $     2,070   $     6,709   $     6,243   $     2,362   $     1,234   $     1,626   $     1,917
      (16.0)%       11.8%         (16.6)%       11.7%         (16.5)%       11.6%         (15.7)%       11.8%

      1.45%         1.44%         2.20%         2.21%         2.20%         2.19%         1.20%         1.21%
      (0.51)%       (0.37)%       (1.26)%       (1.17)%       (1.27)%       (1.14)%        (.25)%      -0.11%
        79%           10%           79%           10%           79%           10%           79%           10%
      (0.10)
$             $     (0.07)  $     (0.18)  $     (0.08)  $     (0.18)  $     (0.08)  $     (0.07)  $     (0.07)
       1.88%         4.02%         2.63%         4.73%         2.63%         4.71%         1.62%         3.88%

                     Salomon Brothers Investment Series - 89

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

ADDITIONAL INFORMATION ABOUT THE FUNDS

Shareholder Reports

Annual and semiannual reports to shareholders provide additional information about the funds' investments. These reports discuss the market conditions and investment strategies that significantly affected each fund's performance during its last fiscal period.

Statement of Additional Information

The statement of additional information provides more detailed information about each fund. It is incorporated by reference into (is legally a part of) this combined prospectus. The funds send only one report to a household if more than one account has the same address. Contact the transfer agent if you do not want this policy to apply to you.

How to Obtain Additional Information

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting the transfer agent at 1-800-446-1013, writing the funds at 125 Broad Street, New York, NY 10004 or calling your Financial Consultant.

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can get copies of these materials for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102. Information about the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. You can also obtain the same reports and information free from the EDGAR Database on the Commission's web site at http://www.sec.gov.

If someone makes a statement about the funds that is not in this prospectus, you should not rely upon that information. Neither the funds nor the distributor is offering to sell shares of the funds to any person to whom the funds may not lawfully sell their shares.

(Investment Company Act file no. 811-06087, 811-02667, 811-14025, 811-5034)


SALOMON BROTHERS
ASSET MANAGEMENT



125 Broad Street
New York, New York 10004

1-800-SALOMON
WWW.SBAM.COM

SBPRO  10/01
SAM0272 10/01

                                                 Rule 497(e)
                                                 File Nos. 33-5819 and 811-5034


                                   SUPPLEMENT
                           Dated November 30, 2001 to
             Statement of Additional Information Dated July 12, 2001

                 SALOMON BROTHERS NATIONAL TAX FREE INCOME FUND
                SALOMON BROTHERS CALIFORNIA TAX FREE INCOME FUND
                 SALOMON BROTHERS NEW YORK TAX FREE INCOME FUND


The following replaces the second paragraph of the section entitled, "Additional Information on Fund Investments and Investment Policies - California Fund":

The California Fund seeks its objective by investing in Municipal Obligations that pay interest that is exempt from both federal and California personal income taxes including the federal alternative minimum tax ("California Municipal Obligations"). As a fundamental policy, at least 80% of the California Fund's assets will be invested in California Municipal Obligations under normal circumstances. California Municipal Obligations include Municipal Obligations of the State of California and its political subdivisions, Puerto Rico, other U.S. territories and their political subdivisions and other qualifying issuers.